                                            PIMCO FUNDS
                                            SEMI-ANNUAL REPORT
                                            SEPTEMBER 30, 1995









                                            P I M C O

Pacific Investment Management Company is responsible for the management and administration of the PIMCO Funds. Founded in 1971, Pacific Investment Management Company currently manages assets in excess of $68 billion on behalf of mutual fund and institutional clients located around the world.

Pacific Investment Management Company is one of six investment advisory firms which form PIMCO Advisors L.P., the nation's fourth largest publicly traded investment management concern with combined assets under management in excess of $87 billion. Widely recognized for providing consistent performance and high-quality client service, the six affiliated firms are:

Pacific Investment Management Company/Newport Beach, California
Columbus Circle Investors/Stamford, Connecticut
Cadence Capital Management/Boston, Massachusetts
NFJ Investment Group/Dallas, Texas
Parametric Portfolio Associates/Seattle, Washington
Blairlogie Capital Management/Edinburgh, Scotland

Units of PIMCO Advisors L.P. trade on the New York Stock Exchange under the ticker symbol "PA."


CONTENTS

Chairman's Message                     1
Management Discussion and Analysis     2
Investment Performance                 6
Statement of Assets and Liabilities   10
Statement of Operations               12
Statement of Changes in Net Assets    14
Financial Highlights                  18
Schedules of Investments
  Total Return Fund                   22
  Total Return Fund III               33
  Low Duration Fund                   35
  Low Duration Fund II                41
  Short-Term Fund                     43
  Long-Term U.S. Government Fund      45
  Foreign Fund                        47
  Global Fund                         50
  High Yield Fund                     53
  Growth Stock Fund                   56
  StocksPLUS Fund                     58
Notes to Financial Statements         61
About the PIMCO Funds                 68

CHAIRMAN'S MESSAGE

                 Dear PIMCO Funds Client:

                 We are pleased to present this semi-annual report for the six-month period ended September 30, 1995. Both stock and bond markets continued to surge ahead, and the PIMCO Funds were well positioned to participate in the extension of this rally which began earlier in the year. Our flagship fixed income portfolio, the PIMCO Total Return Fund, rose in value by 7.94% during the reporting period. The PIMCO StocksPLUS Fund, our enhanced equity index fund, posted a remarkable gain of 19.42%. The performance of all PIMCO Funds, as well as a discussion of the financial markets, appears on the following pages.

                 We are gratified by the continued inflow of client assets to the PIMCO Funds which, when combined with market appreciation, have pushed total assets over the $15 billion mark. Assets invested in the PIMCO Total Return Fund alone exceed $9 billion, making it the second largest taxable fixed income fund in the nation.

                 During the past six months, we made the following changes to the PIMCO Funds for the benefit of shareholders:

                 [ ] Two new investment portfolios were added to the PIMCO Funds series: the PIMCO Total Return Fund II and the PIMCO Money Market Fund. The PIMCO Total Return Fund II is similar to the PIMCO Total Return Fund except that it does not allow investments in foreign currency-denominated securities or securities rated less than investment grade. The PIMCO Money Market Fund offers investors current income and seeks to maintain a stable net asset value.

                 [ ] Shareholders may now freely exchange shares among the 26 institutional funds offered by both the PIMCO Funds and our affiliated equity fund family, the PIMCO Advisors Institutional Funds (You should already have received prospectuses for both fund groups. Please let us know if you would like to receive additional copies.).

                 [ ] This new exchange privilege was made possible through a recent consolidation of the shareholder services and operations groups of our two institutional fund families. The groups were combined to more effectively meet the accounting, reporting and servicing needs of both fund families and their shareholders.

                 Thank you for your continued investment in the PIMCO Funds. Please call us at (800) 927-4648 should you have any questions or if we can be of any other assistance.

                 Sincerely,

                 /s/ Brent R. Harris

                 Brent R. Harris
                 Chairman of the Board
                 November 2, 1995

MANAGEMENT DISCUSSION AND ANALYSIS


                 Fund Performance

                 In the PIMCO Funds' March 31, 1995 Annual Report, we commented that fixed income markets had staged a remarkable comeback since 1994, which turned out to be the worst twelve month period for bonds in more than 50 years. We are pleased to be able to report that both fixed income and equity markets have continued to rally this year, extending performance gains in the Funds. And, as the following table shows, all of the PIMCO Funds have outperformed their respective mutual fund peer averages for the twelve-month period ended September 30, 1995 (competitive fund data shown as compiled by Lipper Analytical Services, Inc., a leading source of mutual fund performance rankings):

                                                                             Total Return Investment Performance
                                                                                    (Periods ended 09/30/95)
                                                                            six months                 twelve months
                                                                        ---------------------------------------------------------
                                                                              PIMCO          PIMCO      Competitive
                 Category & Fund*                                             Funds          Funds      Fund Average   Difference
                 ----------------------------------------------------------------------------------------------------------------
                 Intermediate Investment Grade Debt Funds (144 Funds)
                      PIMCO Total Return Fund                                  7.94%         13.38%        12.15%           1.23%
                      ------------------------------------------------------------------------------------------------------------
                      PIMCO Total Return Fund III                              7.43          13.33         12.15            1.18
                      ------------------------------------------------------------------------------------------------------------
                 Short Investment Grade Debt Funds (136 Funds)
                      PIMCO Low Duration Fund                                  5.75           8.49          7.95            0.54
                      ------------------------------------------------------------------------------------------------------------
                      PIMCO Low Duration Fund II                               4.47           9.21          7.95            1.26
                      ------------------------------------------------------------------------------------------------------------
                 Ultra Short Obligations Funds (18 Funds)
                      PIMCO Short-Term Fund                                    4.64           7.35          6.18            1.17
                      ------------------------------------------------------------------------------------------------------------
                 General U.S. Government Funds (164 Funds)
                      PIMCO Long-Term U.S. Government Fund                    13.71          23.74         12.74           11.00
                      ------------------------------------------------------------------------------------------------------------
                 General World Income Funds (127 Funds)
                      PIMCO Foreign Fund                                      11.47          14.41         11.74            2.67
                      ------------------------------------------------------------------------------------------------------------
                      PIMCO Global Fund                                        6.23          15.73         11.74            3.99
                      ------------------------------------------------------------------------------------------------------------
                 High Current Yield Funds (108 Funds)
                      PIMCO High Yield Fund                                    9.77          16.55         11.76            4.79
                      ------------------------------------------------------------------------------------------------------------
                 Capital Appreciation Funds (175 Funds)
                      PIMCO Growth Stock Fund                                 17.44          25.50         25.22            0.28
                      ------------------------------------------------------------------------------------------------------------
                 Growth and Income Funds (473 Funds)
                      PIMCO StocksPLUS Fund                                   19.42          31.43         23.08            8.35
                      ------------------------------------------------------------------------------------------------------------

                 * as categorized by Lipper Analytical Services, Inc.


                 Several PIMCO Funds also received top marks from Morningstar Inc.**, the widely recognized mutual fund rating service. Each of the PIMCO TOTAL RETURN, TOTAL RETURN III, LOW DURATION, LOW DURATION II and LONG-TERM U.S. GOVERNMENT FUNDS have been awarded the coveted 5-STAR RATING by Morningstar (the highest rating), while the SHORT-TERM and GROWTH STOCK FUNDS earned a 4- and 3-STAR RATING, respectively (the other PIMCO Funds have not been rated by Morningstar, which requires a fund to be in operation for at least three years prior to receiving a rating).

                 ** Source: Morningstar, Inc. 9/30/95. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change monthly. The ratings are calculated from a fund's 3- and 5-year average annual returns in excess of 90-day treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. 10% of the funds in an investment category receive 5 stars, 22.5% receive 4 stars, and 35% receive 3 stars. For the 3- and 5-year periods ended September 30, 1995, the Funds' ratings were: Total Return, 5-star/5-star; Total Return III 5-star/N/A; Low Duration, 5-star/5-star; Low Duration II, 5-star/N/A; Long-Term U.S. Government, 5-star/N/A; Short-Term 4-star/4-star; and Growth Stock 3-star/3-star. There were 541 and 371 bond funds rated for these periods, respectively, and 821 and 654 equity funds rated for these same periods, respectively.

                 Investment Strategy

                 While a combination of many factors contributed to recent Fund performance, the chief catalyst was our decision to extend the Funds' average durations. Early in the second quarter, we correctly forecast that slowing economic growth and low inflation would begin to send bond yields lower and bond prices higher. By mid-May, we had lengthened durations in most Funds to levels from one-half to a full year above their comparative market indices. This strategy was employed in all but the Short-Term and StocksPLUS Funds, where a flat short-term yield curve appeared unlikely to reward longer durations. The following graph depicts the downward shift and flattening of the Treasury yield curve that occurred over the past six- and twelve-month periods:



                          [GRAPH OF TREASURY YIELD CURVE APPEARS HERE]


                      LINE GRAPH DEPICTS THE DECLINE IN YIELDS ON TREASURY SECURITIES FROM SEPTEMBER 1994 TO SEPTEMBER 1995.


                 ---------------------------------------------------------------

                 For those Funds whose investment guidelines permit foreign investments, performance also benefited from investment strategies implemented in response to our positive outlook for European bonds, particularly German, Finnish and other German-bloc issues. We began increasing allocations to these countries during the second quarter. Initially, these positions underperformed U.S. bonds, as concerns about inflation and money supply growth kept German and other closely tied interest rates stable, while the U.S. market rallied aggressively. In the third quarter, however, low inflation, slowing economic growth, central bank easing and a favorable environment for currency hedging all combined for a positive impact on performance.

                 Investment Process and Outlook

                 This past May, PIMCO convened its annual Secular Forum to consider the overarching trends that will significantly impact economic growth and inflation over the next 3-5 years. Following three intensive days of presentation, analysis, and discussion, PIMCO's investment professionals identified the following four major secular themes which are expected to dominate the world's fixed income markets for the next several years:

                 [ ] The globalization of trade, which dramatically increases access to cheap labor and low cost goods around the world;

                 [ ] The power of international capital markets to force more responsible fiscal and monetary policies upon governments;

                 [ ] A demographic shift in the developed world from young, high-consumption age groups toward older high-savers; and

                 [ ] Rapid investment in productivity enhancing technologies.

                 After considering the expected impact of these and other factors on inflation and economic growth, PIMCO SHIFTED ITS LONG-TERM OUTLOOK ON INTEREST RATES FROM NEUTRAL TO POSITIVE. This shift reflects the adjustment of our long-term interest rate forecast downward from a range of 6-8% to the more bullish range of 5-7%.

                 ===============================================================
                    30 Year Treasury Yields
                 ===============================================================

                                     [GRAPH APPEARS HERE]


                   LINE GRAPH DEPICTS THE YIELD ON THE 30 YEAR TREASURY BOND FROM 1979 TO 1995 AND A PROJECTED YIELD BETWEEN 7% AND 5% FOR THE PERIOD 1996 TO 1999.

                 ---------------------------------------------------------------


                 ---------------------------------------------------------------


                 The globalization of trade and the punishing effects of international capital markets on high interest/high inflation economies have spawned a trend toward disinflation. While Japan's recessionary woes are the starkest example, most of the major and many of the minor economies of the world have begun to experience economic slowing and an accompanying abatement of inflationary pressures. While 1994 was generally marked by central bank tightening, most central bank authorities in 1995 have reduced short-term lending rates in recognition of muted inflationary pressures. Furthermore, in countries like the United States, where Fed easing has been minimal, market forces have nevertheless flattened the yield curve substantially in anticipation that further rate reductions will be necessary to avoid a recession.

                 In addition to fueling the present global bond rally, low inflation and declining interest rates have also benefited domestic equities by keeping the cost of capital investment manageable and wage pressures at bay. Profitability gains from corporate downsizing and continuing capital investment have helped equities to reach new heights (although at levels we do not believe are sustainable).

                 At our latest quarterly Economics Forum, PIMCO's investment professionals met to evaluate the near-term cyclical forces impacting fixed income markets. At this meeting, we agreed that such forces (including high consumer debt levels, weak long-term wage gains, and softening auto sales) support our long-term secular outlook for lower interest rates.

                 Overall, we are optimistic regarding fixed income returns. Looking forward, we intend to remain true to our cyclical and secular outlooks for declining interest rates by maintaining above-index durations in the fixed income Funds. In the U.S. market, long-term corporate exposure will be reduced in favor of less risky Treasury holdings, reflecting our belief that historically narrow corporate spreads will widen to more normal late-cycle levels in the coming months. Portfolio allocations to mortgage securities will remain an important sector strategy as the typical fourth quarter decline in refinancing activity and the Fed's reluctance to significantly reduce short-term rates should serve to support both durations and spreads. On the foreign front, we remain bullish on intermediate and long-term German, Finnish and other German-bloc bonds, reflecting our outlook for central bank easing and flattening yield curves. In addition, we see opportunities for increased allocations to the Canadian market, which we expect to perform well as separation anxieties subside.

INVESTMENT PERFORMANCE

                 Performance Graphs and Tables

                 Another look at investment performance may be found in the following graphs and tables, which show the investment performance of the PIMCO Funds' Institutional Class as compared to the performance of a representative market index:

Annualized Returns Ended 9/30/95
-----------------------------------------------------
                                               Since
                                           Inception
                     1 Yr.  3 Yr.   5 Yr.     (5/87)
-----------------------------------------------------
Total Return Fund
Inst'l Class (%)     13.38   7.53   11.32      10.21

-----------------------------------------------------
Lehman Aggregate
Bond Index (%)       14.06   6.68    9.65       9.42
-----------------------------------------------------

-----------------------------------------------------
                                               Since
                                           Inception
                     1 Yr.  3 Yr.   5 Yr.     (9/94)
-----------------------------------------------------
Total Return Fund
Admin Class (%)      13.11   n/a     n/a       13.11
-----------------------------------------------------
Lehman Aggregate
Bond Index (%)       14.06   n/a     n/a       14.06
-----------------------------------------------------

                                    TOTAL RETURN              LBAG
                  MONTH                UNIT
                                      VALUE
                 =====================================================
                 05/31/87           1,000,000.00          1,000,000.00
                 12/31/87           1,030,745.18          1,043,430.28
                 12/31/88           1,127,426.29          1,125,714.10
                 12/31/89           1,288,016.57          1,289,275.51
                 12/31/90           1,391,670.78          1,404,797.46
                 12/31/91           1,663,829.39          1,629,609.19
                 12/31/92           1,825,855.68          1,750,227.21
                 12/31/93           2,054,300.21          1,920,864.71
                 12/31/94           1,980,883.43          1,864,840.30
                 09/30/95           2,248,870.96          2,119,059.98

                 ---------------------------------------------------------------
                 The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in May 1987 and held through September 1995, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown at left) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis.


Annualized Returns Ended 9/30/95

                                               Since
                                           Inception
                     1 Yr.  3 Yr.   5 Yr.     (5/91)
-----------------------------------------------------
Total Return
Fund III (%)        13.33   7.82     n/a       10.13
-----------------------------------------------------
Lehman Aggregate
Bond Index (%)      14.06   6.68     n/a        8.79
-----------------------------------------------------

                                    TOTAL RET III             LBAG
                  MONTH                 UNIT
                                       VALUE
                 =====================================================
                 04/30/91           1,000,000.00          1,000,000.00
                 12/31/91           1,137,502.41          1,116,311.65
                 12/31/92           1,240,189.38          1,198,937.16
                 12/31/93           1,396,936.94          1,315,826.92
                 12/31/94           1,349,037.54          1,277,449.19
                 09/30/95           1,532,332.73          1,451,594.25

                 ---------------------------------------------------------------
                 The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in May 1991 and held through September 1995, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index.

Annualized Returns Ended 9/30/95
----------------------------------------------------
                                               Since
                                           Inception
                     1 Yr.  3 Yr.   5 Yr.     (5/87)
-----------------------------------------------------
Low Duration Fund
Inst'l Class (%)     8.49   5.98    8.18        8.52
-----------------------------------------------------
Merrill Lynch
Index (%)            8.28   4.77    7.08        7.63
-----------------------------------------------------

Cumulative Returns Ended 9/30/95
----------------------------------------------------
                                               Since
                                           Inception
                     1 Yr.  3 Yr.   5 Yr.     (1/95)
----------------------------------------------------
Low Duration Fund
Admin Class (%)      n/a    n/a     n/a         8.26
----------------------------------------------------
Merrill Lynch
Index (%)            n/a    n/a     n/a         9.19
----------------------------------------------------

                                    LOW DURATION          MERRILL 1-3
                  MONTH                  UNIT
                                        VALUE
                 =====================================================
                 05/31/87           1,000,000.00          1,000,000.00
                 12/31/87           1,044,478.09          1,047,984.76
                 12/31/88           1,130,408.56          1,113,174.49
                 12/31/89           1,261,510.71          1,234,771.63
                 12/31/90           1,375,736.40          1,354,820.12
                 12/31/91           1,560,925.88          1,513,055.27
                 12/31/92           1,680,926.86          1,608,398.67
                 12/31/93           1,811,269.22          1,695,419.33
                 12/31/94           1,822,760.28          1,705,049.92
                 09/30/95           1,978,069.01          1,846,139.37

                 ---------------------------------------------------------------
                 The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in May 1987 and held through September 1995, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown at left) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis.


Annualized Returns Ended 9/30/95
----------------------------------------------------
                                               Since
                                           Inception
                     1 Yr.  3 Yr.   5 Yr.    (11/91)
-----------------------------------------------------
Low Duration
Fund II (%)          9.21   5.36    n/a         6.27
-----------------------------------------------------
Merrill Lynch
Index (%)            8.28   4.77    n/a         5.90
-----------------------------------------------------

                                     LOW DUR II            MERRILL 1-3
                  MONTH                 UNIT
                                       VALUE
                 =====================================================
                 10/31/91           1,000,000.00          1,000,000.00
                 12/31/91           1,030,157.63          1,025,788.25
                 12/31/92           1,094,356.61          1,090,427.09
                 12/31/93           1,166,344.05          1,149,423.47
                 12/31/94           1,170,070.79          1,155,952.61
                 09/30/95           1,269,204.09          1,251,605.36

                 ---------------------------------------------------------------
                 The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in November 1991 and held through September 1995, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index.


Annualized Returns Ended 9/30/95
---------------------------------------------------
                                               Since
                                           Inception
                     1 Yr.  3 Yr.  5 Yr.     (10/87)
----------------------------------------------------
Short-Term
Fund (%)             7.35   4.85   5.34         6.42
----------------------------------------------------
Lipper MM
Index (%)            5.37   3.78   4.36         5.58
----------------------------------------------------

                                     SHORT-TERM              LIPPER
                  MONTH                 UNIT              MONEY MARKET
                                        VALUE
                 =====================================================
                 10/31/87           1,000,000.00          1,000,000.00
                 12/31/87           1,012,023.74          1,011,406.84
                 12/31/88           1,088,755.81          1,084,179.20
                 12/31/89           1,191,539.60          1,181,286.16
                 12/31/90           1,292,428.29          1,275,252.11
                 12/31/91           1,378,445.50          1,349,545.38
                 12/31/92           1,428,417.71          1,396,131.59
                 12/31/93           1,494,453.55          1,434,088.28
                 12/31/94           1,537,715.13          1,487,650.85
                 09/30/95           1,636,775.05          1,549,313.94

                 ---------------------------------------------------------------
                 The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in October 1987 and held through September 1995, compared to the Lipper Money Market Index, an index consisting of the 30 largest equal weighted Money Market Funds. Whereas money market funds attempt to maintain a stable share price, the Short-Term Fund's share price will fluctuate in response to market conditions.

Annualized Returns Ended 9/30/95
------------------------------------------------------
                                              Since
                                          Inception
                     1 Yr.  3 Yr.  5 Yr.     (7/91)
------------------------------------------------------
Long-Term U.S.
Gov't Fund (%)      23.74  10.68    n/a     14.43
------------------------------------------------------
Lehman Blended
Treasury Index (%)  22.54   9.45    n/a     11.89
------------------------------------------------------
Lehman Aggregate
Bond Index (%)      14.06   6.68    n/a      9.02
------------------------------------------------------


                              LONG-TERM GOV     LEHMAN INT         LBAG
                  MONTH            UNIT             &
                                   VALUE       20+ YR TREAS
                 ==========================================================
                 06/30/91     1,000,000.00     1,000,000.00    1,000,000.00
                 12/31/91     1,181,839.72     1,154,987.78    1,110,386.16
                 12/31/92     1,322,838.26     1,244,270.52    1,192,573.10
                 12/31/93     1,568,556.86     1,450,540.54    1,308,842.39
                 12/31/94     1,452,653.13     1,341,134.05    1,270,668.38
                 09/30/95     1,774,232.62     1,612,750.71    1,443,889.06

                 ---------------------------------------------------------------
                 The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in July 1991 and held through September 1995, compared to a 10 year duration blend of the Lehman Brothers Intermediate and 20+ Yr. Treasury Indices and the Lehman Brothers Aggregate Bond Index, each unmanaged market indices.

Annualized Returns Ended 9/30/95
-----------------------------------------------------
                                               Since
                                           Inception
                     1 Yr.  2 Yr.   5 Yr.    (12/92)
------------------------------------------------------
Foreign Fund (%)    14.41   4.55     n/a      7.50
------------------------------------------------------
J.P. Morgan
Non-U.S. Index (%)  15.15   5.87     n/a      7.69
------------------------------------------------------

                                    FOREIGN               JP MORGAN
                  MONTH               UNIT                 NON-U.S.
                                     VALUE
                 =======================================================
                 12/31/92           1,000,000.00          1,000,000.00
                 12/31/93           1,164,013.44          1,139,019.60
                 12/31/94           1,079,026.38          1,081,273.43
                 09/30/95           1,219,821.99          1,225,802.35

                 ---------------------------------------------------------------
                 The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in December 1992 and held through September 1995, compared to the J.P. Morgan Non-U.S. Government Bond Index (Hedged), an unmanaged market index.


Annualized Returns Ended 9/30/95
----------------------------------------------------
                                               Since
                                           Inception
                     1 Yr.  3 Yr.   5 Yr.    (11/93)
----------------------------------------------------
Global Fund (%)     15.73    n/a     n/a      8.84
J.P. Morgan
----------------------------------------------------
Global Index (%)    15.93    n/a     n/a      9.48
----------------------------------------------------

                                       GLOBAL               JP MORGAN
                  MONTH                 UNIT                  GLOBAL
                                       VALUE
                 =======================================================
                 11/30/93           1,000,000.00          1,000,000.00
                 12/31/93           1,031,870.81          1,010,200.20
                 12/31/94           1,014,310.85          1,022,933.14
                 09/30/95           1,167,935.64          1,180,587.20

                 ---------------------------------------------------------------

                 The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in November 1993 and held through September 1995, compared to the J.P. Morgan Global Index, an unmanaged market index.

Annualized Returns Ended 9/30/95
-----------------------------------------------------
                                               Since
                                           Inception
                     1 Yr.  2 Yr.   5 Yr.    (12/92)
-----------------------------------------------------
High Yield Fund
Inst'l Class (%)    16.55  11.13     n/a     13.16
-----------------------------------------------------
Lehman BB Corp.
Index (%)           15.03   8.95             10.87
-----------------------------------------------------


Cumulative Returns Ended 9/30/95
----------------------------------------------------
                                              Since
                                          Inception
                     1 Yr.  2 Yr.   5 Yr.    (1/95)
----------------------------------------------------
High Yield Fund
Admin Class (%)       n/a    n/a     n/a     14.35
----------------------------------------------------
Lehman BB Corp.
Index (%)             n/a    n/a     n/a      9.69
----------------------------------------------------

                                     HIGH YIELD            LEHMAN BB
                  MONTH                 UNIT               INT CORP
                                       VALUE
                 =====================================================
                 12/31/92           1,000,000.00          1,000,000.00
                 12/31/93           1,187,025.82          1,146,545.45
                 12/31/94           1,215,478.79          1,156,314.50
                 09/30/95           1,404,508.56          1,327,950.86

                 ---------------------------------------------------------------
                 The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in December 1992 and held through September 1995, compared to the Lehman Brothers BB Intermediate Corporate Index, an unmanaged market index. The performance of the Administrative Class (shown at left) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis.

Annualized Returns Ended 9/30/95
----------------------------------------------------
                                              Since
                                          Inception
                     1 Yr.  3 Yr.   5 Yr.    (6/87)
----------------------------------------------------
Growth Stock
Fund (%)            25.50  13.36   15.93    10.21
----------------------------------------------------
S&P/BARRA
Index (%)           31.69  13.38   17.03    11.70
----------------------------------------------------

                                    GROWTH STOCK          S&P/BARRA
                  MONTH                 UNIT                GROWTH
                                        VALUE
                 =====================================================
                 06/30/87           1,000,000.00          1,000,000.00
                 12/31/87             821,597.69            818,050.56
                 12/31/88             930,476.25            915,768.36
                 12/31/89           1,169,864.77          1,248,847.34
                 12/31/90           1,166,776.31          1,251,186.20
                 12/31/91           1,597,738.06          1,731,134.19
                 12/31/92           1,660,262.82          1,820,142.55
                 12/31/93           1,759,283.20          1,848,843.59
                 12/31/94           1,786,067.30          1,906,839.94
                 09/30/95           2,231,904.79          2,493,963.88

                 ---------------------------------------------------------------

                 The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in June 1987 and held through September 1995, compared to the Standard & Poor's/BARRA Growth Index, an unmanaged market index.


Annualized Returns Ended 9/30/95
----------------------------------------------------
                                              Since
                                          Inception
                     1 Yr.  2 Yr.   5 Yr.    (5/93)
----------------------------------------------------
StocksPLUS
Fund (%)            31.43  18.10     n/a    16.86
----------------------------------------------------
S&P 500
Index (%)           29.74  15.99     n/a    14.94
----------------------------------------------------

                                    STOCKSPLUS              S&P 500
                  MONTH                 UNIT
                                       VALUE
                 =====================================================
                 05/31/93           1,000,000.00          1,000,000.00
                 12/31/93           1,061,284.22          1,052,698.39
                 12/31/94           1,092,245.04          1,066,604.35
                 09/30/95           1,438,769.63          1,384,080.51

                 ---------------------------------------------------------------
                 The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in May 1993 and held through September 1995, compared to the Standard & Poor's 500 Index, an unmanaged market index.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995 (unaudited)

                                                             Total Return    Total Return III  Low Duration     Low Duration II
Amounts in thousands, except per share amounts

Assets:
Investments, at value                                        $10,140,684         $ 128,497       $ 3,013,491        $ 223,712
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Cash and foreign currency                                         14,479                80                 0                2
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Receivable from brokers for securities sold short                      0                 0                 0                0
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Receivable for investments and foreign currency sold             785,380            14,432             7,605              298
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Receivable for Fund shares sold                                    8,090                13             3,148                0
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Receivable from advisor                                                0                12                 0                7
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Variation margin receivable                                       26,106               335               365              246
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Interest and dividends receivable                                135,879             1,790            33,895            1,580
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Other assets                                                          54                 3                17                3
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
                                                              11,110,672           145,162         3,058,521          225,848
=======================================================  ================= ================= ================= =================

Liabilities:

Payable for investments and foreign currency purchased         1,853,121            29,074           610,036           31,160
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Securities sold short (Proceeds: $72,174 and $16,509 for
    Foreign and Global Funds, respectively.)                           0                 0                 0                0
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Written options outstanding                                        3,296               104               356                0
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Payable for Fund shares redeemed                                  12,856               116             8,107                0
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Dividends payable                                                 10,877                31             2,207               56
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Accrued investment advisor's fee                                   2,115                32               621               36
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Accrued administrator's fee                                          863                11               352               17
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Payable to advisor                                                     0                 0                 0                0
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Accrued distribution fee                                              11                 0                 0                0
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Variation margin payable                                               0                 0                 0                0
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Other accrued expenses and liabilities                            42,705                77               701               46
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
                                                               1,925,844            29,445           622,380           31,315
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Net Assets                                                   $ 9,184,828         $ 115,717       $ 2,436,141        $ 194,533
=======================================================  ================= ================= ================= =================

Net Assets Consist of:

Paid in capital                                              $ 9,106,819         $ 115,386       $ 2,459,472        $ 197,432
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Undistributed (overdistributed) net investment income            (85,214)           (1,214)               40           (1,082)
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Accumulated undistributed net realized gain (loss)               109,903             1,705           (22,536)          (1,782)
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Net unrealized appreciation (depreciation)                        53,320              (160)             (835)             (35)
=======================================================  ================= ================= ================= =================
                                                             $ 9,184,828         $ 115,717       $ 2,436,141        $ 194,533
=======================================================  ================= ================= ================= =================

Shares Issued and Outstanding
Institutional Class                                              873,639            12,407           244,319           19,711
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Administrative Class                                               5,632                 0               109                0
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------

Net Asset Value, Offering and Redemption Price Per Share
(Net Assets Per Share Outstanding)

Institutional Class                                          $     10.45         $    9.33       $      9.97        $    9.87
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------
Administrative Class                                               10.44                 0              9.97                0
-------------------------------------------------------  ----------------- ----------------- ----------------- -----------------

Cost of Investments Owned                                     10,093,638           128,602         3,015,300          223,804
=======================================================  ================= ================= ================= =================
Cost of Foreign Currency Held                                     14,243                78                 0                0
=======================================================  ================= ================= ================= =================

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995 (unaudited) (Continued)

                                                                      Short-Term     Long-Term        Foreign         Global
Amounts in thousands, except per share amounts                                       U.S. Gov't

Assets:
Investments, at value                                                  $ 103,994       $ 45,502      $ 391,262      $ 136,569
-------------------------------------------------------              -------------  -------------  -------------  -------------
Cash and foreign currency                                                      9              1          1,178            169
-------------------------------------------------------              -------------  -------------  -------------  -------------
Receivable from brokers for securities sold short                              0              0         73,594         16,666
-------------------------------------------------------              -------------  -------------  -------------  -------------
Receivable for investments and foreign currency sold                       2,511            529        211,184         95,431
-------------------------------------------------------              -------------  -------------  -------------  -------------
Receivable for Fund shares sold                                            1,252              1            179          1,009
-------------------------------------------------------              -------------  -------------  -------------  -------------
Receivable from advisor                                                        0              1              0              0
-------------------------------------------------------              -------------  -------------  -------------  -------------
Variation margin receivable                                                    0            419             77              6
-------------------------------------------------------              -------------  -------------  -------------  -------------
Interest and dividends receivable                                          1,312            218          8,842          2,313
-------------------------------------------------------              -------------  -------------  -------------  -------------
Other assets                                                                   8              2             18              0
-------------------------------------------------------              -------------  -------------  -------------  -------------
                                                                         109,086         46,673        686,334        252,163
=======================================================              =============  =============  =============  =============

Liabilities:

Payable for investments and foreign currency purchased                    14,439          2,003        378,345        137,216
-------------------------------------------------------              -------------  -------------  -------------  -------------
Securities sold short (Proceeds: $72,174 and $16,509 for
    Foreign and Global Funds, respectively.)                                   0              0         72,537         16,568
-------------------------------------------------------              -------------  -------------  -------------  -------------
Written options outstanding                                                   38             94            441             74
-------------------------------------------------------              -------------  -------------  -------------  -------------
Payable for Fund shares redeemed                                             273             19             71             76
-------------------------------------------------------              -------------  -------------  -------------  -------------
Dividends payable                                                            141            122            139             38
-------------------------------------------------------              -------------  -------------  -------------  -------------
Accrued investment advisor's fee                                              25             12            103             27
-------------------------------------------------------              -------------  -------------  -------------  -------------
Accrued administrator's fee                                                   10              3              0              8
-------------------------------------------------------              -------------  -------------  -------------  -------------
Payable to advisor                                                            15              0              0              0
-------------------------------------------------------              -------------  -------------  -------------  -------------
Accrued distribution fee                                                       0              0              0              0
-------------------------------------------------------              -------------  -------------  -------------  -------------
Variation margin payable                                                       0              0            468             42
-------------------------------------------------------              -------------  -------------  -------------  -------------
Other accrued expenses and liabilities                                        71             23            934             41
-------------------------------------------------------              -------------  -------------  -------------  -------------
                                                                          15,012          2,276        453,038        154,090
=======================================================              =============  =============  =============  =============
Net Assets                                                              $ 94,074       $ 44,397      $ 233,296       $ 98,073
=======================================================              =============  =============  =============  =============

Net Assets Consist of:

Paid in capital                                                         $ 95,228       $ 42,247      $ 242,648       $ 95,554
-------------------------------------------------------              -------------  -------------  -------------  -------------
Undistributed (overdistributed) net investment income                       (262)          (123)        (5,997)         1,197
-------------------------------------------------------              -------------  -------------  -------------  -------------
Accumulated undistributed net realized gain (loss)                          (417)         1,238         (7,003)          (520)
-------------------------------------------------------              -------------  -------------  -------------  -------------
Net unrealized appreciation (depreciation)                                  (475)         1,035          3,648          1,842
-------------------------------------------------------              -------------  -------------  -------------  -------------
                                                                        $ 94,074       $ 44,397      $ 233,296       $ 98,073
=======================================================              =============  =============  =============  =============

Shares Issued and Outstanding
Institutional Class                                                        9,522          4,099         23,096          9,652
-------------------------------------------------------              -------------  -------------  -------------  -------------
Administrative Class                                                           0              0              0              0
-------------------------------------------------------              -------------  -------------  -------------  -------------

Net Asset Value, Offering and Redemption Price Per Share
(Net Assets Per Share Outstanding)

Institutional Class                                                       $ 9.88        $ 10.83        $ 10.10        $ 10.16
-------------------------------------------------------              -------------  -------------  -------------  -------------
Administrative Class                                                           0              0              0              0
-------------------------------------------------------              -------------  -------------  -------------  -------------

Cost of Investments Owned                                                104,343         44,746        384,735        134,165
=======================================================              =============  =============  =============  =============
Cost of Foreign Currency Held                                                  9              0          1,174            167
=======================================================              =============  =============  =============  =============

                                                                       High Yield    Growth Stock     StocksPLUS
Amounts in thousands, except per share amounts

Assets:
Investments, at value                                                  $ 469,223      $ 11,160       $ 75,953
-------------------------------------------------------               -------------  ------------  -------------
Cash and foreign currency                                                      0             0              7
-------------------------------------------------------               -------------  -------------  -------------
Receivable from brokers for securities sold short                              0             0              0
-------------------------------------------------------               -------------  -------------  -------------
Receivable for investments and foreign currency sold                      13,818           397          1,599
-------------------------------------------------------               -------------  -------------  -------------
Receivable for Fund shares sold                                              248             0             32
-------------------------------------------------------               -------------  -------------  -------------
Receivable from advisor                                                        0             2             42
-------------------------------------------------------               -------------  -------------  -------------
Variation margin receivable                                                    0             0              0
-------------------------------------------------------               -------------  -------------  -------------
Interest and dividends receivable                                         10,431            15            816
-------------------------------------------------------               -------------  -------------  -------------
Other assets                                                                   7             0          1,221
-------------------------------------------------------               -------------  -------------  -------------
                                                                         493,727        11,574         79,670
=======================================================               =============  =============  =============

Liabilities:

Payable for investments and foreign currency purchased                    22,572           369          5,816
-------------------------------------------------------               -------------  -------------  -------------
Securities sold short (Proceeds: $72,174 and $16,509 for
    Foreign and Global Funds, respectively.)                                   0             0              0
-------------------------------------------------------               -------------  -------------  -------------
Written options outstanding                                                   21             0             24
-------------------------------------------------------               -------------  -------------  -------------
Payable for Fund shares redeemed                                             175             0              0
-------------------------------------------------------               -------------  -------------  -------------
Dividends payable                                                            118             0              4
-------------------------------------------------------               -------------  -------------  -------------
Accrued investment advisor's fee                                             136             4             29
-------------------------------------------------------               -------------  -------------  -------------
Accrued administrator's fee                                                   45             1              7
-------------------------------------------------------               -------------  -------------  -------------
Payable to advisor                                                             5             0              0
-------------------------------------------------------               -------------  -------------  -------------
Accrued distribution fee                                                       0             0              0
-------------------------------------------------------               -------------  -------------  -------------
Variation margin payable                                                       0             0             63
-------------------------------------------------------               -------------  -------------  -------------
Other accrued expenses and liabilities                                       114            20             40
-------------------------------------------------------               -------------  -------------  -------------
                                                                          23,186           394          5,983
-------------------------------------------------------               -------------  -------------  -------------
Net Assets                                                             $ 470,541      $ 11,180       $ 73,687
=======================================================               =============  =============  =============

Net Assets Consist of:

Paid in capital                                                        $ 458,730      $  7,118       $ 63,635
-------------------------------------------------------               -------------  -------------  -------------
Undistributed (overdistributed) net investment income                      1,531             0          4,281
-------------------------------------------------------               -----------    -------------  -------------
Accumulated undistributed net realized gain (loss)                           161         1,893          4,911
-------------------------------------------------------               -----------    -------------  -------------
Net unrealized appreciation (depreciation)                                10,119         2,169            860
-------------------------------------------------------               -----------    -------------  -------------
                                                                       $ 470,541      $ 11,180       $ 73,687
=======================================================               ===========    =============  =============

Shares Issued and Outstanding
Institutional Class                                                       43,126           698          6,111
-------------------------------------------------------               -----------    -------------  -------------
Administrative Class                                                           3             0              0
-------------------------------------------------------               -----------    -------------  -------------

Net Asset Value, Offering and Redemption Price Per Share
(Net Assets Per Share Outstanding)

Institutional Class                                                    $   10.91      $  16.01       $  12.06
-------------------------------------------------------               -----------    -------------  -------------
Administrative Class                                                       10.91             0              0
-------------------------------------------------------               -----------    -------------  -------------

Cost of Investments Owned                                                459,104         8,991         75,778
=======================================================               ===========    =============  =============
Cost of Foreign Currency Held                                                  0             0              7
=======================================================               ===========    =============  =============

STATEMENT OF OPERATIONS
For the six months ended September 30, 1995 (unaudited)

$ in thousands

                                                         Total Return      Total Return III      Low Duration      Low Duration II
Investment Income:
Interest                                                    $ 303,255            $   4,119          $  89,391           $   7,023
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Dividends                                                         350                    0                297                   0
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

  Total income                                                303,605                4,119             89,688               7,023
====================================================  ==================  ==================  ==================  ==================


Expenses:
Investment advisory fees                                       10,371                  165              3,073                 280
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Administration fees                                             4,154                   55              1,220                  98
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Custodian and transfer agent fees                               1,326                   25                343                  29
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Registration fees                                                 480                   16                 44                  13
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Distribution fees - Administrative Class                           47                    0                  1                   0
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Audit fees                                                         61                    9                 38                  13
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Legal fees                                                         83                    2                 32                   2
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Trustees' fees                                                     13                    0                  7                   1
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Amortization of organization costs                                  0                    0                  0                   0
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Miscellaneous                                                     243                    8                 94                   7
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Reimbursement to (from) advisor and administrator                   0                   (2)                 0                   0
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

  Total Expenses                                               16,778                  278              4,852                 443
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Fees paid indirectly                                              (77)                  (1)               (23)                 (2)
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

  Net expenses                                                 16,701                  277              4,829                 441
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------


Net Investment Income                                         286,904                3,842             84,859               6,582
====================================================  ==================  ==================  ==================  ==================

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments                       (23,070)                (172)            (9,453)               (232)
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Net realized gain on futures contracts
  and written options                                         194,249                2,430              9,669               1,101
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Net realized gain (loss) on foreign
  currency transactions                                         3,507                   99             (1,161)                  0
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Net change in unrealized appreciation
  on investments                                              190,355                2,100             53,310               1,305
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Net change in unrealized appreciation
  (depreciation) on futures contracts and written
   options                                                    (25,184)                (317)              (943)               (149)
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Net change in unrealized appreciation
  (depreciation) on translation of assets and
  liabilities denominated in foreign currencies                (8,804)                (234)               254                   0
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------


  Net gain                                                    331,053                3,906             51,676               2,025
----------------------------------------------------  ------------------  ------------------  ------------------  ------------------

Net Increase in Assets
Resulting from Operations                                   $ 617,957            $   7,748          $ 136,535           $   8,607
====================================================  ==================  ==================  ==================  ==================


See Notes to Financial Statements

STATEMENT OF OPERATIONS
For the six months ended September 30, 1995 (unaudited) (Continued)

$ in thousands

                                                          Short-Term       Long-Term           Foreign          Global
                                                                           U.S. Gov't
Investment Income:
Interest                                                  $    3,530       $    1,322       $     8,593       $    2,968
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Dividends                                                          0                0                 0                0
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

  Total income                                                 3,530            1,322             8,593            2,968
==================================================== ================  ================  ================  ================


Expenses:
Investment advisory fees                                         132               54               330              127
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Administration fees                                               45               18               118               43
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Custodian and transfer agent fees                                 25               12               109               41
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Registration fees                                                 19               12                25               27
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Distribution fees - Administrative Class                           0                0                 0                0
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Audit fees                                                        10                7                30               23
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Legal fees                                                         2                1                 1                1
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Trustees' fees                                                     0                0                 1                0
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Amortization of organization costs                                 0                0                 0                0
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Miscellaneous                                                     81                4                16                4
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Reimbursement to (from) advisor and administrator                (13)             (18)                0               22
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

  Total Expenses                                                 301               90               630              288
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Fees paid indirectly                                              (2)               0                (2)               0
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

  Net expenses                                                   299               90               628              288
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------


Net Investment Income                                          3,231            1,232             7,965            2,680
==================================================== ================  ================  ================  ================

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments                           91              573             4,414            1,481
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Net realized gain on futures contracts
  and written options                                             49            2,506             4,307            1,927
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Net realized gain (loss) on foreign
  currency transactions                                           58                0             4,635           (1,366)
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Net change in unrealized appreciation
  on investments                                                 849              491             5,919            1,976
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Net change in unrealized appreciation
  (depreciation) on futures contracts and written
   options                                                         6              (93)           (2,088)            (643)
---------------------------------------------------- ---------------   ----------------  ----------------  ----------------

Net change in unrealized appreciation
  (depreciation) on translation of assets and
  liabilities denominated in foreign currencies                  234                0               108             (967)
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------


  Net gain                                                       819            3,477            17,295            2,408
---------------------------------------------------- ----------------  ----------------  ----------------  ----------------

Net Increase in Assets
Resulting from Operations                                 $    4,050       $    4,709       $    25,260       $    5,088
==================================================== ================  ================  ================  ================

                                                       High Yield         Growth Stock        StocksPLUS
Investment Income:
Interest                                                $   20,478         $         4       $     5,623
---------------------------------------------------- ----------------  ----------------  ----------------

Dividends                                                      203                 107                 0
---------------------------------------------------- ----------------  ----------------  ----------------

  Total income                                              20,681                 111             5,623
==================================================== ================  ================  ================


Expenses:
Investment advisory fees                                       553                  21               132
---------------------------------------------------- ----------------  ----------------  ----------------

Administration fees                                            208                   7                30
---------------------------------------------------- ----------------  ----------------  ----------------

Custodian and transfer agent fees                               62                   9                24
---------------------------------------------------- ----------------  ----------------  ----------------

Registration fees                                               49                   3                26
---------------------------------------------------- ----------------  ----------------  ----------------

Distribution fees - Administrative Class                         0                   0                 0
---------------------------------------------------- ----------------  ----------------  ----------------

Audit fees                                                      19                   8                15
---------------------------------------------------- ----------------  ----------------  ----------------

Legal fees                                                       4                   0                 1
---------------------------------------------------- ----------------  ----------------  ----------------

Trustees' fees                                                   1                   0                 0
---------------------------------------------------- ----------------  ----------------  ----------------

Amortization of organization costs                               0                   0                 0
---------------------------------------------------- ----------------  ----------------  ----------------

Miscellaneous                                                   15                   1                 4
---------------------------------------------------- ----------------  ----------------  ----------------

Reimbursement to (from) advisor and administrator                0                 (14)              (34)
---------------------------------------------------- ----------------  ----------------  ----------------

  Total Expenses                                               911                  35               198
---------------------------------------------------- ----------------  ----------------  ----------------

Fees paid indirectly                                           (10)                  0                 0
---------------------------------------------------- ----------------  ----------------  ----------------

  Net expenses                                                 901                  35               198
---------------------------------------------------- ----------------  ----------------  ----------------


Net Investment Income                                       19,780                  76             5,425
==================================================== ================   ================  ================

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments                      4,149               1,569               126
---------------------------------------------------- ----------------  ----------------  ----------------

Net realized gain on futures contracts
  and written options                                          143                   5             4,724
---------------------------------------------------- ----------------  ----------------  ----------------

Net realized gain (loss) on foreign
  currency transactions                                          0                   0                39
---------------------------------------------------- ----------------  ----------------  ----------------

Net change in unrealized appreciation
  on investments                                            13,739                 610               166
---------------------------------------------------- ----------------  ----------------  ----------------

Net change in unrealized appreciation
  (depreciation) on futures contracts and written
   options                                                      (22)                  0              (229)
---------------------------------------------------- ----------------  ----------------  -----------------

Net change in unrealized appreciation
  (depreciation) on translation of assets and
  liabilities denominated in foreign currencies                   0                   0               (17)
---------------------------------------------------- ----------------  ----------------  ----------------


  Net gain                                                   18,009               2,184             4,809
---------------------------------------------------- ----------------   ----------------  ----------------

Net Increase in Assets
Resulting from Operations                               $    37,789        $      2,260      $     10,234
==================================================== ================   ================  ================

STATEMENT OF CHANGES IN NET ASSETS

$ in thousands

                                                                   Total Return                         Total Return III

Increase (Decrease) in Net Assets from:                Six Months Ended       Year Ended      Six Months Ended       Year Ended
                                                     September 30, 1995   March 31, 1995    September 30, 1995   March 31, 1995
                                                            (unaudited)                            (unaudited)
Operations
Net investment income                                       $   286,904      $   407,312           $     3,842      $     5,934
---------------------------------------------------  -------------------------------------  -------------------------------------
Net realized gain (loss)                                        174,686         (110,620)                2,357           (1,737)
---------------------------------------------------  -------------------------------------  -------------------------------------
Net change in unrealized appreciation
  (depreciation) on investments                                 190,355          (77,343)                2,100             (850)
---------------------------------------------------  -------------------------------------  -------------------------------------
Net change in unrealized appreciation
  (depreciation) on futures contracts
  and written options                                           (25,184)          82,421                  (317)           1,250
---------------------------------------------------  -------------------------------------  -------------------------------------
Net change in unrealized appreciation
  (depreciation) on translation of
  assets and liabilities denominated
  in foreign currencies                                          (8,804)           1,525                  (234)             (73)
---------------------------------------------------  -------------------------------------  -------------------------------------
Net increase (decrease) resulting from operations               617,957          303,295                 7,748            4,524
===================================================  =====================================  =====================================

Distributions to Shareholders
From net investment income
  Institutional Class                                          (285,617)        (347,782)               (3,844)          (5,003)
---------------------------------------------------  -------------------------------------  -------------------------------------
  Administrative Class                                           (1,247)            (126)                    0                0
---------------------------------------------------  -------------------------------------  -------------------------------------
In excess of net investment income
  Institutional Class                                                 0          (30,707)                    0             (147)
---------------------------------------------------  -------------------------------------  -------------------------------------
  Administrative Class                                                0              (11)                    0                0
---------------------------------------------------  -------------------------------------  -------------------------------------
From net realized capital gains
  Institutional Class                                                 0                0                     0                0
---------------------------------------------------  -------------------------------------  -------------------------------------
  Administrative Class                                                0                0                     0                0
---------------------------------------------------  -------------------------------------  -------------------------------------
In excess of net realized capital gains
  Institutional Class                                                 0                0                     0                0
---------------------------------------------------  -------------------------------------  -------------------------------------
  Administrative Class                                                0                0                     0                0
---------------------------------------------------  -------------------------------------  -------------------------------------
Tax basis return of capital
  Institutional Class                                                 0          (13,786)                    0             (784)
---------------------------------------------------  -------------------------------------  -------------------------------------
  Administrative Class                                                0               (5)                    0                0
---------------------------------------------------  -------------------------------------  -------------------------------------

Total Distributions                                            (286,864)        (392,417)               (3,844)          (5,934)
===================================================  =====================================  =====================================

Fund Share Transactions
Receipts for shares sold
 Institutional Class                                          1,865,191        3,081,221                16,801           38,113
---------------------------------------------------  -------------------------------------  -------------------------------------
 Administrative Class                                            55,226            9,138                     0                0
---------------------------------------------------  -------------------------------------  -------------------------------------
Issued as reinvestment of distributions
 Institutional Class                                            223,962          308,654                 3,667            5,316
---------------------------------------------------  -------------------------------------  -------------------------------------
 Administrative Class                                             1,241              142                     0                0
---------------------------------------------------  -------------------------------------  -------------------------------------
Cost of shares redeemed
 Institutional Class                                           (533,186)      (1,069,020)               (8,152)         (40,044)
---------------------------------------------------  -------------------------------------  -------------------------------------
 Administrative Class                                            (7,471)            (401)                    0                0
---------------------------------------------------  -------------------------------------  -------------------------------------
Net increase (decrease) resulting
 from Fund share transactions                                 1,604,963        2,329,734                12,316            3,385
---------------------------------------------------  -------------------------------------  -------------------------------------

Total Increase (Decrease) in Net Assets                       1,936,056        2,240,612                16,220            1,975
===================================================  =====================================  =====================================

Net Assets
Beginning of period                                           7,248,772        5,008,160                99,497           97,522
---------------------------------------------------  -------------------------------------  -------------------------------------
End of period *                                             $ 9,184,828      $ 7,248,772           $   115,717      $    99,497
---------------------------------------------------  -------------------------------------  -------------------------------------

*Including net undistributed
 (overdistributed) investment income of:                    $   (85,214)     $   (85,253)          $    (1,214)     $    (1,212)
---------------------------------------------------  -------------------------------------  -------------------------------------

See Notes to Financial Statements

$ in thousands

                                                                   Low Duration                           Low Duration II

Increase (Decrease) in Net Assets from:                 Six Months Ended       Year Ended       Six Months Ended       Year Ended
                                                      September 30, 1995   March 31, 1995     September 30, 1995   March 31, 1995
                                                             (unaudited)                             (unaudited)
Operations
Net investment income                                       $    84,859      $   146,094            $     6,582      $     9,951
--------------------------------------------------- --------------------------------------  --------------------------------------
Net realized gain (loss)                                           (945)         (36,670)                   869           (2,550)
--------------------------------------------------- --------------------------------------  --------------------------------------
Net change in unrealized appreciation
  (depreciation) on investments                                  53,310          (30,178)                 1,305             (157)
--------------------------------------------------- --------------------------------------  --------------------------------------
Net change in unrealized appreciation
  (depreciation) on futures contracts
  and written options                                              (943)           2,234                   (149)             320
--------------------------------------------------- --------------------------------------  --------------------------------------
Net change in unrealized appreciation
  (depreciation) on translation of
  assets and liabilities denominated
  in foreign currencies                                             254             (386)                     0                0
--------------------------------------------------- --------------------------------------  --------------------------------------
Net increase (decrease) resulting from operations               136,535           81,094                  8,607            7,564
=================================================== ======================================  ======================================

Distributions to Shareholders
From net investment income
  Institutional Class                                           (84,866)        (125,715)                (6,583)          (9,191)
--------------------------------------------------- --------------------------------------  --------------------------------------
  Administrative Class                                              (23)             (10)                     0                0
--------------------------------------------------- --------------------------------------  --------------------------------------
In excess of net investment income
  Institutional Class                                                 0                0                      0             (491)
--------------------------------------------------- --------------------------------------  --------------------------------------
  Administrative Class                                                0                0                      0                0
--------------------------------------------------- --------------------------------------  --------------------------------------
From net realized capital gains
  Institutional Class                                                 0                0                      0               (4)
--------------------------------------------------- --------------------------------------  --------------------------------------
  Administrative Class                                                0                0                      0                0
--------------------------------------------------- --------------------------------------  --------------------------------------
In excess of net realized capital gains
  Institutional Class                                                 0                0                      0                0
--------------------------------------------------- --------------------------------------  --------------------------------------
  Administrative Class                                                0                0                      0                0
--------------------------------------------------- --------------------------------------  --------------------------------------
Tax basis return of capital
  Institutional Class                                                 0          (20,045)                     0             (276)
--------------------------------------------------- --------------------------------------  --------------------------------------
  Administrative Class                                                0               (2)                     0                0
--------------------------------------------------- --------------------------------------  --------------------------------------

Total Distributions                                             (84,889)        (145,772)                (6,583)          (9,962)
=================================================== ======================================  ======================================

Fund Share Transactions
Receipts for shares sold
 Institutional Class                                            635,842        1,378,441                 56,282           77,909
--------------------------------------------------- --------------------------------------  --------------------------------------
 Administrative Class                                               707              768                      0                0
--------------------------------------------------- --------------------------------------  --------------------------------------
Issued as reinvestment of distributions
 Institutional Class                                             70,413          115,466                  6,195            8,742
--------------------------------------------------- --------------------------------------  --------------------------------------
 Administrative Class                                                28               12                      0                0
--------------------------------------------------- --------------------------------------  --------------------------------------
Cost of shares redeemed
 Institutional Class                                           (654,859)      (1,395,445)               (40,834)         (54,798)
--------------------------------------------------- --------------------------------------  --------------------------------------
 Administrative Class                                              (439)             (16)                     0                0
--------------------------------------------------- --------------------------------------  --------------------------------------
Net increase (decrease) resulting
 from Fund share transactions                                    51,692           99,226                 21,643           31,853
--------------------------------------------------- --------------------------------------  --------------------------------------

Total Increase (Decrease) in Net Assets                         103,338           34,548                 23,667           29,455
=================================================== ======================================  ======================================

Net Assets
Beginning of period                                           2,332,803        2,298,255                170,866          141,411
--------------------------------------------------- --------------------------------------  --------------------------------------
End of period *                                             $ 2,436,141      $ 2,332,803            $   194,533      $   170,866
--------------------------------------------------- --------------------------------------  --------------------------------------

*Including net undistributed
 (overdistributed) investment income of:                    $        40      $        71            $    (1,082)     $    (1,081)
--------------------------------------------------- --------------------------------------  --------------------------------------

$ in thousands

                                                                    Short-Term

Increase (Decrease) in Net Assets from:                 Six Months Ended       Year Ended
                                                      September 30, 1995   March 31, 1995
                                                             (unaudited)
Operations
Net investment income                                       $     3,231      $     7,250
--------------------------------------------------- --------------------------------------
Net realized gain (loss)                                            198             (743)
--------------------------------------------------- --------------------------------------
Net change in unrealized appreciation
  (depreciation) on investments                                     849             (800)
--------------------------------------------------- --------------------------------------
Net change in unrealized appreciation
  (depreciation) on futures contracts
  and written options                                                 6               93
--------------------------------------------------- --------------------------------------
Net change in unrealized appreciation
  (depreciation) on translation of
  assets and liabilities denominated
  in foreign currencies                                            (234)               0
--------------------------------------------------- --------------------------------------
Net increase (decrease) resulting from operations                 4,050            5,800
=================================================== ======================================

Distributions to Shareholders
From net investment income
  Institutional Class                                            (3,232)          (7,075)
--------------------------------------------------- --------------------------------------
  Administrative Class                                                0                0
--------------------------------------------------- --------------------------------------
In excess of net investment income
  Institutional Class                                                 0             (165)
--------------------------------------------------- --------------------------------------
  Administrative Class                                                0                0
--------------------------------------------------- --------------------------------------
From net realized capital gains
  Institutional Class                                                 0                0
--------------------------------------------------- --------------------------------------
  Administrative Class                                                0                0
--------------------------------------------------- --------------------------------------
In excess of net realized capital gains
  Institutional Class                                                 0                0
--------------------------------------------------- --------------------------------------
  Administrative Class                                                0                0
--------------------------------------------------- --------------------------------------
Tax basis return of capital
  Institutional Class                                                 0                0
--------------------------------------------------- --------------------------------------
  Administrative Class                                                0                0
--------------------------------------------------- --------------------------------------

Total Distributions                                              (3,232)          (7,240)
=================================================== ======================================

Fund Share Transactions
Receipts for shares sold
 Institutional Class                                             52,424          265,206
--------------------------------------------------- --------------------------------------
 Administrative Class                                                 0                0
--------------------------------------------------- --------------------------------------
Issued as reinvestment of distributions
 Institutional Class                                              2,658            5,671
--------------------------------------------------- --------------------------------------
 Administrative Class                                                 0                0
--------------------------------------------------- --------------------------------------
Cost of shares redeemed
 Institutional Class                                            (51,940)        (252,499)
--------------------------------------------------- --------------------------------------
 Administrative Class                                                 0                0
--------------------------------------------------- --------------------------------------
Net increase (decrease) resulting
 from Fund share transactions                                     3,142           18,378
--------------------------------------------------- --------------------------------------

Total Increase (Decrease) in Net Assets                           3,960           16,938
=================================================== ======================================

Net Assets
Beginning of period                                              90,114           73,176
--------------------------------------------------- --------------------------------------
End of period *                                             $    94,074      $    90,114
--------------------------------------------------- --------------------------------------

*Including net undistributed
 (overdistributed) investment income of:                    $      (262)     $      (261)
--------------------------------------------------- --------------------------------------

See Notes to Financial Statements

$ in thousands

                                                           Long-Term U.S. Government                         Foreign

Increase (Decrease) in Net Assets from:                Six Months Ended       Year Ended       Six Months Ended       Year Ended
                                                     September 30, 1995   March 31, 1995     September 30, 1995   March 31, 1995
                                                            (unaudited)                             (unaudited)
Operations
Net investment income                                      $     1,232      $     1,998            $     7,965      $    21,377
---------------------------------------------------  ------------------------------------  --------------------------------------
Net realized gain (loss)                                         3,079           (1,604)                13,356          (40,238)
---------------------------------------------------  ------------------------------------  --------------------------------------
Net change in unrealized appreciation
 (depreciation) on investments                                     491              244                  5,919             (184)
---------------------------------------------------  ------------------------------------  --------------------------------------
Net change in unrealized appreciation
 (depreciation) on futures contracts
 and written options                                               (93)           1,086                 (2,088)           3,854
---------------------------------------------------  ------------------------------------  --------------------------------------
Net change in unrealized appreciation
 (depreciation) on translation of
 assets and liabilities denominated
 in foreign currencies                                               0                0                    108            1,398
---------------------------------------------------  ------------------------------------  --------------------------------------
Net increase (decrease) resulting from operations                4,709            1,724                 25,260          (13,793)
===================================================  ====================================  ======================================

Distributions to Shareholders
From net investment income
 Institutional Class                                            (1,232)          (1,941)                (7,965)               0
---------------------------------------------------  ------------------------------------  --------------------------------------
 Administrative Class                                                0                0                      0                0
---------------------------------------------------  ------------------------------------  --------------------------------------
In excess of net investment income
 Institutional Class                                                 0              (57)                     0                0
---------------------------------------------------  ------------------------------------  --------------------------------------
 Administrative Class                                                0                0                      0                0
---------------------------------------------------  ------------------------------------  --------------------------------------
From net realized capital gains
 Institutional Class                                                 0                0                      0                0
---------------------------------------------------  ------------------------------------  --------------------------------------
 Administrative Class                                                0                0                      0                0
---------------------------------------------------  ------------------------------------  --------------------------------------
In excess of net realized capital gains
 Institutional Class                                                 0                0                      0                0
---------------------------------------------------  ------------------------------------  --------------------------------------
 Administrative Class                                                0                0                      0                0
---------------------------------------------------  ------------------------------------  --------------------------------------
Tax basis return of capital
 Institutional Class                                                 0                0                      0          (20,915)
---------------------------------------------------  ------------------------------------  --------------------------------------
 Administrative Class                                                0                0                      0                0
---------------------------------------------------  ------------------------------------  --------------------------------------

Total Distributions                                             (1,232)          (1,998)                (7,965)         (20,915)
===================================================  ====================================  ======================================

Fund Share Transactions
Receipts for shares sold
 Institutional Class                                            16,275           21,532                 34,910           60,501
---------------------------------------------------  ------------------------------------  --------------------------------------
 Administrative Class                                                0                0                      0                0
---------------------------------------------------  ------------------------------------  --------------------------------------
Issued as reinvestment of distributions
 Institutional Class                                               895            1,200                  6,859           17,186
---------------------------------------------------  ------------------------------------  --------------------------------------
 Administrative Class                                                0                0                      0                0
---------------------------------------------------  ------------------------------------  --------------------------------------
Cost of shares redeemed
 Institutional Class                                            (8,599)         (16,087)               (58,468)        (308,800)
---------------------------------------------------  ------------------------------------  --------------------------------------
 Administrative Class                                                0                0                      0                0
---------------------------------------------------  ------------------------------------  --------------------------------------
Net increase (decrease) resulting
 from Fund share transactions                                    8,571            6,645                (16,699)        (231,113)
---------------------------------------------------  ------------------------------------  --------------------------------------

Total Increase (Decrease) in Net Assets                         12,048            6,371                    596         (265,821)
===================================================  ====================================  ======================================

Net Assets
Beginning of period                                             32,349           25,978                232,700          498,521
---------------------------------------------------  ------------------------------------  --------------------------------------
End of period *                                            $    44,397      $    32,349            $   233,296      $   232,700
---------------------------------------------------  ------------------------------------  --------------------------------------

*Including net undistributed
 (overdistributed) investment income of:                   $      (123)     $      (122)           $    (5,997)     $    (5,995)
---------------------------------------------------  ------------------------------------  --------------------------------------

                                                                     Global                              High Yield

Increase (Decrease) in Net Assets from:               Six Months Ended       Year Ended      Six Months Ended       Year Ended
                                                    September 30, 1995   March 31, 1995    September 30, 1995   March 31, 1995
                                                           (unaudited)                            (unaudited)
Operations
Net investment income                                       $   2,680        $   3,239             $  19,780        $  28,015
--------------------------------------------------- ------------------------------------   ------------------------------------
Net realized gain (loss)                                        2,042            1,494                 4,292           (4,049)
--------------------------------------------------- ------------------------------------   ------------------------------------
Net change in unrealized appreciation
 (depreciation) on investments                                  1,976              525                13,739            2,745
--------------------------------------------------- ------------------------------------   ------------------------------------
Net change in unrealized appreciation
 (depreciation) on futures contracts
 and written options                                             (643)             692                   (22)              22
--------------------------------------------------- ------------------------------------   ------------------------------------
Net change in unrealized appreciation
 (depreciation) on translation of
 assets and liabilities denominated
 in foreign currencies                                           (967)             603                     0                0
--------------------------------------------------- ------------------------------------   ------------------------------------
Net increase (decrease) resulting from operations               5,088            6,553                37,789           26,733
=================================================== ====================================   ====================================

Distributions to Shareholders
From net investment income
 Institutional Class                                           (2,682)          (3,206)              (19,783)         (28,199)
--------------------------------------------------- ------------------------------------   ------------------------------------
 Administrative Class                                               0                0                     0               (1)
--------------------------------------------------- ------------------------------------   ------------------------------------
In excess of net investment income
 Institutional Class                                                0           (2,548)                    0             (530)
--------------------------------------------------- ------------------------------------   ------------------------------------
 Administrative Class                                               0                0                     0                0
--------------------------------------------------- ------------------------------------   ------------------------------------
From net realized capital gains
 Institutional Class                                                0                0                     0                0
--------------------------------------------------- ------------------------------------   ------------------------------------
 Administrative Class                                               0                0                     0                0
--------------------------------------------------- ------------------------------------   ------------------------------------
In excess of net realized capital gains
 Institutional Class                                                0                0                     0              (49)
--------------------------------------------------- ------------------------------------   ------------------------------------
 Administrative Class                                               0                0                     0                0
--------------------------------------------------- ------------------------------------   ------------------------------------
Tax basis return of capital
 Institutional Class                                                0                0                     0                0
--------------------------------------------------- ------------------------------------   ------------------------------------
 Administrative Class                                               0                0                     0                0
--------------------------------------------------- ------------------------------------   ------------------------------------

Total Distributions                                            (2,682)          (5,754)              (19,783)         (28,779)
=================================================== ====================================   ====================================

Fund Share Transactions
Receipts for shares sold
 Institutional Class                                           19,417           43,231               132,181          220,498
--------------------------------------------------- ------------------------------------   ------------------------------------
 Administrative Class                                               0                0                     0               39
--------------------------------------------------- ------------------------------------   ------------------------------------
Issued as reinvestment of distributions
 Institutional Class                                            2,429            5,606                18,484           27,208
--------------------------------------------------- ------------------------------------   ------------------------------------
 Administrative Class                                               0                0                     2                1
--------------------------------------------------- ------------------------------------   ------------------------------------
Cost of shares redeemed
 Institutional Class                                           (2,655)         (13,645)              (34,469)        (129,324)
--------------------------------------------------- ------------------------------------   ------------------------------------
 Administrative Class                                               0                0                   (14)               0
--------------------------------------------------- ------------------------------------   ------------------------------------
Net increase (decrease) resulting
 from Fund share transactions                                  19,191           35,192               116,184          118,421
--------------------------------------------------- ------------------------------------   ------------------------------------

Total Increase (Decrease) in Net Assets                        21,597           35,991               134,190          116,375
=================================================== ====================================   ====================================

Net Assets
Beginning of period                                            76,476           40,485               336,351          219,976
--------------------------------------------------- ------------------------------------   ------------------------------------
End of period *                                             $  98,073        $  76,476             $ 470,541        $ 336,351
--------------------------------------------------- ------------------------------------   ------------------------------------

*Including net undistributed
 (overdistributed) investment income of:                    $   1,197        $   1,199             $   1,531        $   1,534
--------------------------------------------------- ------------------------------------   ------------------------------------

                                                                     Growth Stock                            StocksPLUS

Increase (Decrease) in Net Assets from:                 Six Months Ended       Year Ended     Six Months Ended       Year Ended
                                                      September 30, 1995   March 31, 1995   September 30, 1995   March 31, 1995
                                                             (Unaudited)                           (Unaudited)
Operations
Net investment income                                         $      76       $      270            $   5,425        $   2,841
---------------------------------------------------   ------------------------------------  ------------------------------------
Net realized gain (loss)                                          1,574              938                4,889              858
---------------------------------------------------   ------------------------------------  ------------------------------------
Net change in unrealized appreciation
 (depreciation) on investments                                      610              600                  166               66
---------------------------------------------------   ------------------------------------  ------------------------------------
Net change in unrealized appreciation
 (depreciation) on futures contracts
 and written options                                                  0               27                 (229)           1,397
---------------------------------------------------   ------------------------------------  ------------------------------------
Net change in unrealized appreciation
 (depreciation) on translation of
 assets and liabilities denominated
 in foreign currencies                                                0                0                  (17)               0
---------------------------------------------------   ------------------------------------  ------------------------------------
Net increase (decrease) resulting from operations                 2,260            1,835               10,234            5,162
===================================================   ====================================  ====================================

Distributions to Shareholders
From net investment income
 Institutional Class                                                (76)            (270)              (2,320)          (2,257)
---------------------------------------------------   ------------------------------------  ------------------------------------
 Administrative Class                                                 0                0                    0                0
---------------------------------------------------   ------------------------------------  ------------------------------------
In excess of net investment income
 Institutional Class                                                  0                0                    0                0
---------------------------------------------------   ------------------------------------  ------------------------------------
 Administrative Class                                                 0                0                    0                0
---------------------------------------------------   ------------------------------------  ------------------------------------
From net realized capital gains
 Institutional Class                                                  0           (1,056)                   0                0
---------------------------------------------------   ------------------------------------  ------------------------------------
 Administrative Class                                                 0                0                    0                0
---------------------------------------------------   ------------------------------------  ------------------------------------
In excess of net realized capital gains
 Institutional Class                                                  0                0                    0                0
---------------------------------------------------   ------------------------------------  ------------------------------------
 Administrative Class                                                 0                0                    0                0
---------------------------------------------------   ------------------------------------  ------------------------------------
Tax basis return of capital
 Institutional Class                                                  0                0                    0                0
---------------------------------------------------   ------------------------------------  ------------------------------------
 Administrative Class                                                 0                0                    0                0
---------------------------------------------------   ------------------------------------  ------------------------------------

Total Distributions                                                 (76)          (1,326)              (2,320)          (2,257)
===================================================   ====================================  ====================================

Fund Share Transactions
Receipts for shares sold
 Institutional Class                                                143              954               28,945           28,147
---------------------------------------------------   ------------------------------------  ------------------------------------
 Administrative Class                                                 0                0                    0                0
---------------------------------------------------   ------------------------------------  ------------------------------------
Issued as reinvestment of distributions
 Institutional Class                                                 75            1,314                2,311            2,257
---------------------------------------------------   ------------------------------------  ------------------------------------
 Administrative Class                                                 0                0                    0                0
---------------------------------------------------   ------------------------------------  ------------------------------------
Cost of shares redeemed
 Institutional Class                                             (6,651)          (9,861)             (11,981)          (1,136)
---------------------------------------------------   ------------------------------------  ------------------------------------
 Administrative Class                                                 0                0                    0                0
---------------------------------------------------   ------------------------------------  ------------------------------------
Net increase (decrease) resulting
 from Fund share transactions                                    (6,433)          (7,593)              19,275           29,268
---------------------------------------------------   ------------------------------------  ------------------------------------

Total Increase (Decrease) in Net Assets                          (4,249)          (7,084)              27,189           32,173
===================================================   ====================================  ====================================

Net Assets
Beginning of period                                              15,429           22,513               46,498           14,325
---------------------------------------------------   ------------------------------------  ------------------------------------
End of period *                                               $  11,180       $   15,429            $  73,687        $  46,498
---------------------------------------------------   ------------------------------------  ------------------------------------

*Including net undistributed
 (overdistributed) investment income of:                      $       0       $        0            $   4,281        $   1,176
---------------------------------------------------   ------------------------------------   ------------------------------------

FINANCIAL HIGHLIGHTS

Selected Per Share Data for      Net Asset                  Net Realized    Total Income   Dividends    Dividends in    Distribution
the Year or Period Ended:          Value         Net       and Unrealized      from         from Net    Excess of Net     from Net
                                Beginning of  Investment   Gain (Loss) on    Investment    Investment    Investment      Realized
                                   Period       Income      Investments      Operations    Income          Income      Capital Gains

Total Return Fund
 Institutional Class
  09/30/95 (a)                    $ 10.02      $  0.38         $  0.41         $  0.79     $ (0.36)        $  0.00         $  0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/95                          10.25         0.64           (0.24)           0.40       (0.56)          (0.05)           0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/94                          10.91         0.68           (0.16)           0.52       (0.71)          (0.15)          (0.30)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/93                          10.46         0.76            0.76            1.52       (0.76)           0.00           (0.31)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/92                          10.15         0.86            0.60            1.46       (0.86)           0.00           (0.29)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/91                           9.77         0.90            0.39            1.29       (0.90)           0.00           (0.01)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

 Administrative Class
  09/30/95 (a)                      10.01         0.38            0.39            0.77       (0.34)           0.00            0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  09/07/94 - 03/31/95               10.00         0.31            0.06            0.37       (0.32)          (0.03)           0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------


Total Return Fund III
  09/30/95 (a)                    $  8.99      $  0.33         $  0.33         $  0.66     $ (0.32)        $  0.00         $  0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/95                           9.18         0.59           (0.16)           0.43       (0.52)          (0.02)           0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/94                           9.81         0.59           (0.03)           0.56       (0.66)          (0.12)          (0.20)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/93                          10.31         0.64            0.75            1.39       (0.64)           0.00           (1.25)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  05/01/91 - 03/31/92               10.00         0.63            0.58            1.21       (0.63)           0.00           (0.27)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------


Low Duration Fund
 Institutional Class
  09/30/95 (a)                    $  9.76      $  0.34         $  0.21         $  0.55     $ (0.34)        $  0.00         $  0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/95                          10.04         0.65           (0.30)           0.35       (0.54)           0.00            0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/94                          10.30         0.62           (0.16)           0.46       (0.64)          (0.03)          (0.05)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/93                          10.20         0.75            0.22            0.97       (0.74)           0.00           (0.13)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/92                          10.02         0.83            0.25            1.08       (0.82)           0.00           (0.08)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/91                           9.89         0.89            0.12            1.01       (0.88)           0.00            0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

 Administrative Class
  09/30/95 (a)                       9.76         0.38            0.16            0.54       (0.33)           0.00            0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  12/31/94 - 03/31/95                9.67         0.18            0.07            0.25       (0.14)           0.00            0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------


Low Duration Fund II
  09/30/95 (a)                    $  9.77      $  0.34         $  0.09         $  0.43     $ (0.33)        $  0.00         $  0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/95                           9.94         0.62           (0.16)           0.46       (0.58)          (0.03)           0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/94                          10.25         0.60           (0.28)           0.32       (0.58)           0.00           (0.05)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/93                          10.04         0.63            0.25            0.88       (0.64)           0.00           (0.03)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  11/01/91 - 03/31/92               10.00         0.28            0.03            0.31       (0.27)           0.00            0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------


Short-Term Fund
  09/30/95 (a)                    $  9.79      $  0.36         $  0.09         $  0.45     $ (0.36)        $  0.00         $  0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/95                           9.92         0.56           (0.13)           0.43       (0.55)          (0.01)           0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/94                          10.03         0.48           (0.12)           0.36       (0.47)           0.00            0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/93                          10.01         0.37            0.02            0.39       (0.37)           0.00            0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/92                          10.02         0.55            0.00            0.55       (0.55)           0.00           (0.01)
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------

  03/31/91                           9.99         0.77            0.04            0.81       (0.78)           0.00            0.00
---------------------------  ------------  ------------   --------------   ------------   ----------   -------------   -------------


+   Annualized
(a) unaudited
(b) Ratio includes interest expense incurred due to temporary borrowing under reverse repurchase agreements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Per Share Data for
the Year or Period Ended:    Distributions   Tax Basis                   Net Asset
                             in Excess of    Return of       Total       Value End   Total Return
                             Net Realized     Capital    Distributions   of Period
                             Capital Gains
Total Return Fund
 Institutional Class
  09/30/95 (a)                    $  0.00     $  0.00         $ (0.36)     $ 10.45        7.94%
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/95                           0.00       (0.02)          (0.63)       10.02        4.22
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/94                          (0.02)       0.00           (1.18)       10.25        4.55
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/93                           0.00        0.00           (1.07)       10.91       15.29
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/92                           0.00        0.00           (1.15)       10.46       14.90
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/91                           0.00        0.00           (0.91)       10.15       13.74
---------------------------  -------------  -----------  -------------  -----------  ------------

 Administrative Class
  09/30/95 (a)                       0.00        0.00           (0.34)       10.44        7.81
---------------------------  -------------  -----------  -------------  -----------  ------------

  09/07/94 - 03/31/95                0.00       (0.01)          (0.36)       10.01        3.76
---------------------------  -------------  -----------  -------------  -----------  ------------


Total Return Fund III
  09/30/95 (a)                    $  0.00     $  0.00         $ (0.32)     $  9.33        7.43%
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/95                           0.00       (0.08)          (0.62)        8.99        4.92
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/94                          (0.21)       0.00           (1.19)        9.18        5.64
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/93                           0.00        0.00           (1.89)        9.81       14.47
---------------------------  -------------  -----------  -------------  -----------  ------------

  05/01/91 - 03/31/92                0.00        0.00           (0.90)       10.31       13.61+
---------------------------  -------------  -----------  -------------  -----------  ------------


Low Duration Fund
 Institutional Class
  09/30/95 (a)                    $  0.00     $  0.00         $ (0.34)     $  9.97        5.75%
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/95                           0.00       (0.09)          (0.63)        9.76        3.60
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/94                           0.00        0.00           (0.72)       10.04        4.56
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/93                           0.00        0.00           (0.87)       10.30        9.91
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/92                           0.00        0.00           (0.90)       10.20       11.30
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/91                           0.00        0.00           (0.88)       10.02       10.60
---------------------------  -------------  -----------  -------------  -----------  ------------

 Administrative Class
  09/30/95 (a)                       0.00        0.00           (0.33)        9.97        5.59
---------------------------  -------------  -----------  -------------  -----------  ------------

  12/31/94 - 03/31/95                0.00       (0.02)          (0.16)        9.76        2.53
---------------------------  -------------  -----------  -------------  -----------  ------------


Low Duration Fund II
  09/30/95 (a)                    $  0.00     $  0.00         $ (0.33)     $  9.87        4.47%
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/95                           0.00       (0.02)          (0.63)        9.77        4.80
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/94                           0.00        0.00           (0.63)        9.94        3.15
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/93                           0.00        0.00           (0.67)       10.25        8.95
---------------------------  -------------  -----------  -------------  -----------  ------------

  11/01/91 - 03/31/92                0.00        0.00           (0.27)       10.04        7.72+
---------------------------  -------------  -----------  -------------  -----------  ------------


Short-Term Fund
  09/30/95 (a)                    $  0.00     $  0.00         $ (0.36)     $  9.88        4.64%
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/95                           0.00        0.00           (0.56)        9.79        4.46
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/94                           0.00        0.00           (0.47)        9.92        3.66
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/93                           0.00        0.00           (0.37)       10.03        3.94
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/92                           0.00        0.00           (0.56)       10.01        5.66
---------------------------  -------------  -----------  -------------  -----------  ------------

  03/31/91                           0.00        0.00           (0.78)       10.02        8.44
---------------------------  -------------  -----------  -------------  -----------  ------------

Selected Per Share Data for
the Year or Period Ended:                                   Ratio of Net
                              Net Assets       Ratio of      Investment    Portfolio
                             End of Period    Expenses to     Income to    Turnover
                                (000's)       Average Net    Average Net     Rate
                                                 Assets         Assets
Total Return Fund
 Institutional Class
  09/30/95 (a)                $ 9,126,049       0.40%+            6.96%+     104.35%
---------------------------  -------------    -----------   ------------  -----------

  03/31/95                      7,239,735       0.41              6.72       98.48
---------------------------  -------------    -----------   ------------  -----------

  03/31/94                      5,008,160       0.41              6.27       176.74
---------------------------  -------------    -----------   ------------  -----------

  03/31/93                      3,155,441       0.43              7.07       89.95
---------------------------  -------------    -----------   ------------  -----------

  03/31/92                      1,813,935       0.46              8.18       110.46
---------------------------  -------------    -----------   ------------  -----------

  03/31/91                        975,619       0.49              9.10       98.68
---------------------------  -------------    -----------   ------------  -----------

 Administrative Class
  09/30/95 (a)                     58,779       0.68+             6.86+      104.35
---------------------------  -------------    -----------   ------------  -----------

  09/07/94 - 03/31/95               9,037       0.66+             6.54+      98.48
---------------------------  -------------    -----------   ------------  -----------


Total Return Fund III
  09/30/95 (a)                $   115,717       0.50%+            7.04%+     90.00%
---------------------------  -------------    -----------   ------------  -----------

  03/31/95                         99,497       0.50              6.95       145.98
---------------------------  -------------    -----------   ------------  -----------

  03/31/94                         97,522       0.50              6.00       95.21
---------------------------  -------------    -----------   ------------  -----------

  03/31/93                         65,349       0.51              6.06       161.38
---------------------------  -------------    -----------   ------------  -----------

  05/01/91 - 03/31/92              47,908       0.60+             6.75+      521.14
---------------------------  -------------    -----------   ------------  -----------


Low Duration Fund
 Institutional Class
  09/30/95 (a)                $ 2,435,058       0.40%+            7.02%+     68.67%
---------------------------  -------------    -----------   ------------  -----------

  03/31/95                      2,332,032       0.41              6.46       77.14
---------------------------  -------------    -----------   ------------  -----------

  03/31/94                      2,298,255       0.43              6.05       42.69
---------------------------  -------------    -----------   ------------  -----------

  03/31/93                      1,403,594       0.45              7.21       67.51
---------------------------  -------------    -----------   ------------  -----------

  03/31/92                        906,650       0.50              8.08       37.21
---------------------------  -------------    -----------   ------------  -----------

  03/31/91                        516,325       0.57              8.97       44.31
---------------------------  -------------    -----------   ------------  -----------

 Administrative Class
  09/30/95 (a)                      1,083       0.64+             6.68+      68.67
---------------------------  -------------    -----------   ------------  -----------

  12/31/94 - 03/31/95                 771       0.66+             6.93+      77.14
---------------------------  -------------    -----------   ------------  -----------


Low Duration Fund II
  09/30/95 (a)                $   194,533       0.46%+            6.86%+     65.24%
---------------------------  -------------    -----------   ------------  -----------

  03/31/95                        170,866       0.47              6.35       102.43
---------------------------  -------------    -----------   ------------  -----------

  03/31/94                        141,411       0.50              5.73       53.78
---------------------------  -------------    -----------   ------------  -----------

  03/31/93                        101,025       0.50              6.16       95.33
---------------------------  -------------    -----------   ------------  -----------

  11/01/91 - 03/31/92              31,027       0.51+             6.80+      12.57
---------------------------  -------------    -----------   ------------  -----------


Short-Term Fund
  09/30/95 (a)                $    94,074       0.68%+(b)         7.32%+     93.46%
---------------------------  -------------    -----------   ------------  -----------

  03/31/95                         90,114       0.50              5.67       79.30
---------------------------  -------------    -----------   ------------  -----------

  03/31/94                         73,176       0.50              4.87       45.81
---------------------------  -------------    -----------   ------------  -----------

  03/31/93                         46,905       0.50              3.67       54.50
---------------------------  -------------    -----------   ------------  -----------

  03/31/92                         44,172       0.50              5.52       94.62
---------------------------  -------------    -----------   ------------  -----------

  03/31/91                         44,820       0.50              7.83       115.26
---------------------------  -------------    -----------   ------------  -----------

FINANCIAL HIGHLIGHTS

Selected Per Share Data for    Net Asset                   Net Realized    Total Income    Dividends   Dividends in    Distributions
the Year or Period Ended:        Value          Net       and Unrealized       from        from Net    Excess of Net     from Net
                              Beginning of   Investment   Gain (Loss) on    Investment    Investment    Investment       Realized
                                 Period        Income       Investments     Operations      Income        Income       Capital Gains
Long-Term U.S. Gov't Fund
  09/30/95 (a)                     $  9.85      $  0.37         $  0.97        $  1.34      $ (0.36)        $  0.00        $  0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/95                            9.96         0.60           (0.09)          0.51        (0.60)          (0.02)          0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/94                           11.36         0.62           (0.06)          0.56        (1.05)          (0.04)         (0.70)
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/93                           10.82         0.70            1.66           2.36        (0.70)           0.00          (1.12)
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  07/01/91 - 03/31/92                10.00         0.64            0.85           1.49        (0.64)           0.00          (0.03)
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------

Foreign Fund
  09/30/95 (a)                     $  9.38      $  0.31         $  0.74        $  1.05      $ (0.33)        $  0.00        $  0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/95                           10.18         0.38           (0.57)         (0.19)        0.00            0.00           0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/94                           10.34         0.55            0.27           0.82        (0.55)           0.00          (0.06)
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  12/03/92 - 03/31/93                10.00         0.16            0.34           0.50        (0.16)           0.00           0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------

Global Fund
  09/30/95 (a)                     $  9.87      $  0.29         $  0.32        $  0.61      $ (0.32)        $  0.00        $  0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/95                            9.85         0.69           (0.14)          0.55        (0.29)          (0.24)          0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  11/23/93 - 03/31/94                10.00         0.16           (0.15)          0.01        (0.16)           0.00           0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------

High Yield Fund
 Institutional Class
  09/30/95 (a)                     $ 10.42      $  0.51         $  0.49        $  1.00      $ (0.51)        $  0.00        $  0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/95                           10.52         0.99           (0.12)          0.87        (0.93)          (0.02)          0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/94                           10.41         0.90            0.18           1.08        (0.90)           0.00          (0.07)
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  12/16/92 - 03/31/93                10.00         0.24            0.41           0.65        (0.24)           0.00           0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------

 Administrative Class
  09/30/95 (a)                       10.41         0.53            0.47           1.00        (0.50)           0.00           0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  01/16/95 - 03/31/95                10.14         0.23            0.25           0.48        (0.21)           0.00           0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------

Growth Stock Fund
  09/30/95 (a)                     $ 13.71      $  0.09         $  2.30        $  2.39      $ (0.09)        $  0.00        $  0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/95                           13.51         0.20            1.15           1.35        (0.20)           0.00          (0.95)
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/94                           14.35         0.19           (0.11)          0.08        (0.19)           0.00          (0.73)
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/93                           13.21         0.20            1.31           1.51        (0.20)           0.00          (0.17)
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/92                           11.93         0.23            1.28           1.51        (0.23)           0.00           0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/91                           10.47         0.31            1.45           1.76        (0.30)           0.00           0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------

StocksPLUS Fund
  09/30/95 (a)                     $ 10.48      $  0.87         $  1.15        $  2.02      $ (0.44)        $  0.00        $  0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  03/31/95                            9.52         1.03            0.69           1.72        (0.76)           0.00           0.00
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------
  05/14/93 - 03/31/94                10.00         0.34            0.10           0.44        (0.34)          (0.01)         (0.10)
---------------------------   ------------  ------------  --------------   ------------   ----------   -------------   ------------

+   Annualized
(a) unaudited

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS


Selected Per Share Data for
the Year or Period Ended:      Distributions   Tax Basis       Total         Net Asset
                               in Excess of    Return of   Distributions   Value End of   Total Return
                               Net Realized     Capital                       Period
                               Capital Gains
Long-Term U.S. Gov't Fund
  09/30/95 (a)                      $  0.00     $  0.00         $ (0.36)       $ 10.83         13.71 %
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/95                             0.00        0.00           (0.62)          9.85          5.50
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/94                            (0.17)       0.00           (1.96)          9.96          4.13
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/93                             0.00        0.00           (1.82)         11.36         23.42
---------------------------    -------------  -----------  -------------   ------------  --------------
  07/01/91 - 03/31/92                  0.00        0.00           (0.67)         10.82         20.57 +
---------------------------    -------------  -----------  -------------   ------------  --------------

Foreign Fund
  09/30/95 (a)                      $  0.00     $  0.00         $ (0.33)       $ 10.10         11.47 %
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/95                             0.00       (0.61)          (0.61)          9.38         (1.85)
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/94                            (0.37)       0.00           (0.98)         10.18          7.79
---------------------------    -------------  -----------  -------------   ------------  --------------
  12/03/92 - 03/31/93                  0.00        0.00           (0.16)         10.34         16.23 +
---------------------------    -------------  -----------  -------------   ------------  --------------

Global Fund
  09/30/95 (a)                      $  0.00     $  0.00         $ (0.32)       $ 10.16          6.23 %
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/95                             0.00        0.00           (0.53)          9.87         10.35
---------------------------    -------------  -----------  -------------   ------------  --------------
  11/23/93 - 03/31/94                  0.00        0.00           (0.16)          9.85          0.08
---------------------------    -------------  -----------  -------------   ------------  --------------

High Yield Fund
 Institutional Class
  09/30/95 (a)                      $  0.00     $  0.00         $ (0.51)       $ 10.91          9.77 %
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/95                            (0.02)       0.00           (0.97)         10.42          8.81
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/94                             0.00        0.00           (0.97)         10.52         10.65
---------------------------    -------------  -----------  -------------   ------------  --------------
  12/16/92 - 03/31/93                  0.00        0.00           (0.24)         10.41         24.43 +
---------------------------    -------------  -----------  -------------   ------------  --------------

 Administrative Class
  09/30/95 (a)                         0.00        0.00           (0.50)         10.91          9.75
---------------------------    -------------  -----------  -------------   ------------  --------------
  01/16/95 - 03/31/95                  0.00        0.00           (0.21)         10.41          4.66
---------------------------    -------------  -----------  -------------   ------------  --------------

Growth Stock Fund
  09/30/95 (a)                      $  0.00     $  0.00         $ (0.09)       $ 16.01         17.44 %
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/95                             0.00        0.00           (1.15)         13.71         10.65
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/94                             0.00        0.00           (0.92)         13.51         (0.48)
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/93                             0.00        0.00           (0.37)         14.35         11.51
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/92                             0.00        0.00           (0.23)         13.21         12.87
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/91                             0.00        0.00           (0.30)         11.93         17.14
---------------------------    -------------  -----------  -------------   ------------  --------------

StocksPLUS Fund
  09/30/95 (a)                      $  0.00     $  0.00         $ (0.44)       $ 12.06         19.42 %
---------------------------    -------------  -----------  -------------   ------------  --------------
  03/31/95                             0.00        0.00           (0.76)         10.48         18.64
---------------------------    -------------  -----------  -------------   ------------  --------------
  05/14/93 - 03/31/94                 (0.47)       0.00           (0.92)          9.52          1.55
---------------------------    -------------  -----------  -------------   ------------  --------------

                                                             Ratio of Net
                                Net Assets      Ratio of      Investment    Portfolio
                               End of Period   Expenses to     Income to    Turnover
                                  (000's)      Average Net    Average Net     Rate
                                                 Assets         Assets
Long-Term U.S. Gov't Fund
  09/30/95 (a)                  $    44,397        0.50%+          6.76%+     67.41%
---------------------------    -------------   -----------   ------------   ---------
  03/31/95                           32,349        0.50            6.62       88.92
---------------------------    -------------   -----------   ------------   ---------
  03/31/94                           25,978        0.50            5.37       97.67
---------------------------    -------------   -----------   ------------   ---------
  03/31/93                           22,946        0.50            6.16       320.08
---------------------------    -------------   -----------   ------------   ---------
  07/01/91 - 03/31/92                15,900        0.50+           7.91+      427.81
---------------------------    -------------   -----------   ------------   ---------

Foreign Fund
  09/30/95 (a)                  $   233,296        0.54%+          6.87%+     477.49%
---------------------------    -------------   -----------   ------------   ---------
  03/31/95                          232,700        0.47            6.44       299.45
---------------------------    -------------   -----------   ------------   ---------
  03/31/94                          498,521        0.54            5.12       260.34
---------------------------    -------------   -----------   ------------   ---------
  12/03/92 - 03/31/93               178,895        0.65+           4.97+      122.55
---------------------------    -------------   -----------   ------------   ---------

Global Fund
  09/30/95 (a)                  $    98,073        0.65%+          6.27%+     462.39%
---------------------------    -------------   -----------   ------------   ---------
  03/31/95                           76,476        0.64            5.59       461.48
---------------------------    -------------   -----------   ------------   ---------
  11/23/93 - 03/31/94                40,485        0.50+           4.55+      132.41
---------------------------    -------------   -----------   ------------   ---------

High Yield Fund
 Institutional Class
  09/30/95 (a)                  $   470,510        0.44%+          9.58%+     35.92%
---------------------------    -------------   -----------   ------------   ---------
  03/31/95                          336,310        0.48            9.37       77.60
---------------------------    -------------   -----------   ------------   ---------
  03/31/94                          219,976        0.50            8.40       112.40
---------------------------    -------------   -----------   ------------   ---------
  12/16/92 - 03/31/93                24,069        0.50+           8.24+      29.74
---------------------------    -------------   -----------   ------------   ---------

 Administrative Class
  09/30/95 (a)                           31        0.42+           9.70+      35.92
---------------------------    -------------   -----------   ------------   ---------
  01/16/95 - 03/31/95                    41        0.73+          10.12+      77.60
---------------------------    -------------   -----------   ------------   ---------

Growth Stock Fund
  09/30/95 (a)                  $    11,180        0.50%+          1.08%+     28.78%
---------------------------    -------------   -----------   ------------   ---------
  03/31/95                           15,429        0.50            1.43       89.98
---------------------------    -------------   -----------   ------------   ---------
  03/31/94                           22,513        0.50            1.39       81.36
---------------------------    -------------   -----------   ------------   ---------
  03/31/93                           22,907        0.53            1.53       63.91
---------------------------    -------------   -----------   ------------   ---------
  03/31/92                           15,590        0.60            2.02       64.63
---------------------------    -------------   -----------   ------------   ---------
  03/31/91                            4,550        0.60            2.93       93.22
---------------------------    -------------   -----------   ------------   ---------

StocksPLUS Fund
  09/30/95 (a)                  $    73,687        0.65%+         18.76%+     70.65%
---------------------------    -------------   -----------   ------------   ---------
  03/31/95                           46,498        0.50           11.89       176.98
---------------------------    -------------   -----------   ------------   ---------
  05/14/93 - 03/31/94                14,330        0.50+           4.00+      33.29
---------------------------    -------------   -----------   ------------   ---------

SCHEDULE OF INVESTMENTS
                                                        [PIE CHART APPEARS HERE]

                                              Corporate Bonds and Notes    28.9%
                                                                  Other     3.9%
                                                                Foreign     8.6%
                                                 Short-Term Instruments    13.7%
                                             Mortgage-Backed Securities    55.3%

Total Return Fund
September 30, 1995 (unaudited)

                                         Principal
                                            Amount                        Value
                                           (000's)                      (000's)
================================================================================
Corporate Bonds and Notes - 28.9%

Banking and Finance - 13.1%

ABN - AMRO Bank
 7.750% due 05/15/23                     $     200                    $     205
Associates Corp. of North America
 4.500% due 02/15/96                           250                          249
 6.875% due 01/15/97                         1,000                        1,008
 6.125% due 02/01/98                           300                          300
 8.800% due 08/01/98                           400                          426
AT&T Capital Corp.
 6.300% due 07/30/96                        17,500                       17,545
 6.990% due 10/04/96                         5,000                        5,047
Bancomer
 8.000% due 07/07/98                         3,000                        2,741
 8.000% due 07/07/98                         4,000                        3,655
Banesto
 6.787% due 12/28/95 (d)                    63,000                       63,394
 8.250% due 07/28/02                        28,900                       30,715
Bankers Trust
 7.250% due 11/01/96                           300                          303
 8.000% due 03/15/97                           250                          256
 8.625% due 04/01/18                           280                          289
Banponce Corp.
 8.170% due 12/09/96                        25,000                       25,522
 6.438% due 03/19/97 (d)                    25,000                       25,044
 8.040% due 11/24/97                         9,000                        9,260
 9.600% due 10/16/98                           250                          271
Canadian Pacific Securities Ltd.
 9.450% due 08/01/21                         2,750                        3,345
Capital One Bank
 6.206% due 12/05/95 (d)                    20,000                       19,999
 6.250% due 07/11/96 (d)                    12,000                       11,997
Chemical Banking Corp.
 6.125% due 11/01/08                           400                          369
Chrysler Financial Corp.
 8.300% due 10/04/95                        20,625                       20,625
 8.125% due 12/15/96                        13,000                       13,274
 5.080% due 01/24/97                         5,000                        4,927
 8.070% due 01/30/97                         4,000                        4,092
 8.100% due 02/03/97                        31,900                       32,648
 7.110% due 03/21/97                         2,500                        2,529
10.340% due 05/15/08                         1,000                        1,024
Citicorp
 5.700% due 02/12/96                         5,100                        5,095
 8.750% due 11/01/96                         5,000                        5,103
 5.938% due 07/10/97 (d)                     6,000                        5,980
 8.750% due 02/15/98                         9,000                        9,473
 6.000% due 05/29/98 (d)                    21,600                       21,490
 6.750% due 05/01/04 (d)                     2,964                        2,979
Continental Bank Corp.
 9.875% due 06/15/96                         6,000                        6,139
Discover Credit Corp.
 8.940% due 06/27/96                         4,500                        4,578
 8.730% due 08/15/96                        22,110                       22,677
Dow Capital
 8.250% due 02/15/96                        12,250                       12,345
European Investment Bank
13.000% due 08/31/96                            82                           87
Farmers Group, Inc.
 8.250% due 07/15/96                           500                          507
First Chicago Corp.
 8.200% due 11/15/96                         5,000                        5,115
First Interstate Bancorp
12.750% due 05/01/97                         1,250                        1,367
 6.188% due 06/25/97 (d)                     5,000                        5,008
 8.875% due 01/01/09                           420                          438
 9.125% due 01/01/09                            29                           30

                                         Principal
                                            Amount                        Value
                                           (000's)                      (000's)
================================================================================
First Security Bank
 7.450% due 11/15/96                     $  34,000                    $  34,404
Ford Capital
 9.125% due 04/08/96                         3,250                        3,297
Ford Motor Credit Corp.
 7.050% due 06/17/96 (d)                       200                          200
 8.875% due 08/01/96                        21,600                       22,079
 4.850% due 08/30/96                            85                           84
 7.875% due 01/15/97                         1,000                        1,019
 9.350% due 05/14/97                         1,000                        1,049
 5.940% due 11/09/98                        17,080                       16,928
General Electric Capital Corp.
 5.250% due 11/15/95                           525                          525
 8.670% due 12/15/95                         1,000                        1,005
 8.300% due 09/20/09                           150                          172
General Motors Acceptance Corp.
 7.500% due 10/15/95                        47,135                       47,153
 4.600% due 10/18/95                         1,000                        1,000
 6.000% due 11/27/95                        19,000                       19,015
 4.750% due 12/01/95                        23,000                       22,950
 7.300% due 12/18/95                         1,500                        1,506
 4.875% due 01/11/96                        40,000                       39,889
 8.750% due 02/01/96                        12,000                       12,102
 8.650% due 04/12/96                         3,000                        3,042
 6.050% due 04/19/96                        60,000                       60,044
 6.750% due 05/20/96                        30,000                       30,146
 6.700% due 05/20/96                         5,000                        5,023
 7.750% due 07/18/96                         5,000                        5,065
 5.930% due 07/19/96 (d)                     5,000                        5,004
 8.250% due 08/01/96                         2,000                        2,034
 6.250% due 08/30/96 (d)                    19,500                       19,506
 6.363% due 10/15/96 (d)                    36,000                       36,090
 7.875% due 11/05/96                           250                          255
 8.000% due 12/05/96                        15,000                       15,309
 7.750% due 12/10/96                         1,000                        1,018
 7.875% due 02/27/97                         2,000                        2,044
 7.625% due 02/28/97                         5,000                        5,095
 7.875% due 03/04/97                           250                          256
 7.250% due 03/14/97                        15,000                       15,213
 6.700% due 04/15/97                         4,100                        4,129
 7.250% due 05/19/97                         7,500                        7,618
 7.125% due 05/23/97                         1,000                        1,014
 7.100% due 07/01/97                         1,700                        1,723
 7.850% due 11/17/97                         1,000                        1,031
 9.625% due 12/15/01                           300                          341
Georgia Pacific Credit Corp.
 9.850% due 06/15/97                         3,000                        3,158
Goldman Sachs
 5.000% due 08/23/96                         2,000                        1,979
 6.000% due 12/31/07                        12,596                       11,344
Great Western Bank
 8.625% due 12/01/98                         3,000                        3,162
10.500% due 05/30/00                           500                          555
10.250% due 06/15/00                         5,500                        6,085
Heller Financial
 6.450% due 02/15/97                         1,625                        1,628
Home Savings of America
10.500% due 06/12/97                        14,550                       14,817
Huntington Bank
 7.750% due 07/19/96                        50,000                       50,675
Inter-American Development Bank
 8.875% due 06/01/09                           200                          243
ITT Hartford
 7.250% due 12/01/96                           500                          504
Japanese Finance Corp.
 9.875% due 02/23/96                         1,000                        1,015
Manufacturer's Hanover Corp.
 8.125% due 01/15/97                           417                          426

                                         Principal
                                            Amount                        Value
                                           (000's)                      (000's)
===============================================================================
Maritrans Capital Corp.
 9.250% due 04/01/07                     $   1,000                    $     922
Mellon Financial
 6.125% due 11/15/95                        20,000                       20,003
Merrill Lynch & Co.
 7.391% due 12/15/95 (d)                    26,000                       26,114
 7.391% due 12/18/95 (d)                    30,000                       30,225
 7.053% due 02/26/96 (d)                       500                          497
Morgan Guarantee
 6.938% due 02/22/96 (d)                       500                          463
Morgan Stanley Group
 7.790% due 02/03/97                        21,000                       21,395
Nationsbank Corp.
 5.375% due 12/01/95                           350                          350
NCNB Corp.
 8.500% due 11/01/96                         1,000                        1,022
10.500% due 03/15/99                         5,000                        5,093
Northern Trust
 9.000% due 05/15/98                           100                          107
Norwest Financial, Inc.
 7.250% due 11/01/95                           600                          601
 4.970% due 10/29/96                           300                          296
 6.500% due 11/15/97                         1,500                        1,509
Saferco
 9.420% due 05/31/96                           600                          613
 9.460% due 05/31/99                         1,000                        1,097
 9.590% due 05/31/01                         3,000                        3,423
Salomon, Inc.
 6.540% due 12/01/95                         4,000                        4,001
 6.263% due 01/19/96 (d)                    10,400                       10,394
 6.133% due 02/23/96 (d)                     9,930                        9,911
 7.400% due 03/28/96                        50,000                       50,154
 7.108% due 08/06/96 (d)                     9,000                        9,049
 6.542% due 10/23/96 (d)                     5,560                        5,476
 6.558% due 11/21/96 (d)                    19,000                       18,954
Security Pacific Corp.
 5.746% due 08/15/96 (d)                     4,500                        4,478
 6.267% due 03/25/18 (d)                       215                          210
Shearson Lehman
 4.601% due 07/22/96 (d)                     8,000                        7,874
 9.875% due 10/25/17                         1,256                        1,274
Signet Banking Corp.
 6.000% due 05/15/97 (d)                     1,000                        1,005
 6.063% due 04/15/98 (d)                     1,000                        1,008
 9.625% due 06/01/99                         6,500                        7,071
Tenneco Credit Corp.
 9.250% due 11/01/96                         4,500                        4,626
 9.625% due 08/15/01                           300                          341
Transamerica Financial
 5.511% due 04/20/99 (d)                       500                          487
USLife Corp.
 6.750% due 01/15/98                           100                          101
Xerox Credit Corp.
 6.250% due 01/15/96                           150                          150
10.125% due 04/15/99                         1,500                        1,530
                                                                     -----------
                                                                      1,202,262
Industrials - 12.1%
American Airlines Equipment Trust
10.210% due 01/01/10                         6,500                        7,696
 9.730% due 09/29/14                           275                          311
American Home Products
 6.875% due 04/15/97                           900                          909
AMR Corp.
 6.875% due 11/15/95 (d)                    52,950                       52,959
 9.760% due 01/11/96                         4,000                        4,031
 7.470% due 01/28/97                         6,500                        6,561
 7.750% due 12/01/97                         8,000                        8,168

                                         Principal
                                            Amount                        Value
                                           (000's)                      (000's)
===============================================================================
 9.500% due 07/15/98                     $   5,500                    $   5,852
 8.050% due 03/05/99                         4,000                        4,114
 9.750% due 03/15/00                         7,760                        8,557
10.610% due 01/11/01                         4,000                        4,625
10.570% due 01/15/01                         3,000                        3,410
10.590% due 01/31/01                         3,000                        3,415
10.000% due 02/01/01                         2,000                        2,248
10.000% due 03/07/01                         1,500                        1,671
 9.400% due 05/08/01                         3,000                        3,322
 9.500% due 05/15/01                         3,250                        3,611
 9.130% due 10/25/01                         2,000                        2,159
 8.470% due 02/20/02                         2,000                        2,134
 8.500% due 02/26/02                         1,000                        1,068
10.400% due 03/10/11                         3,000                        3,608
10.450% due 03/10/11                         1,000                        1,190
10.420% due 03/15/11                        12,500                       15,055
10.150% due 05/15/20                         1,400                        1,658
10.500% due 03/01/21                         3,500                        4,275
10.375% due 03/15/21                         8,000                        9,753
10.125% due 06/01/21                         9,200                       10,881
Apollo Computer, Inc.
 7.250% due 02/01/11                           200                          199
Arkla, Inc.
 9.450% due 10/15/95                         2,000                        2,001
 8.780% due 07/19/96                         5,000                        5,073
 8.740% due 07/19/96                        15,100                       15,315
 8.000% due 01/15/97                         1,000                        1,001
 9.875% due 04/15/97                        52,050                       54,567
 9.320% due 12/15/97                         1,000                        1,043
 8.740% due 05/14/98                         3,000                        3,106
 9.875% due 02/15/18                         5,000                        5,341
Ashland Oil, Inc.
 9.200% due 10/11/95                         3,000                        3,002
Baxter International
 9.500% due 06/15/08                           200                          247
Beverly California Corp.
14.250% due 12/15/97                         6,750                        6,981
Coastal Corp.
 8.750% due 05/15/99                         4,300                        4,565
 9.750% due 08/01/03                         1,000                        1,147
11.750% due 06/15/06                        42,050                       45,256
Coca-Cola Co.
 7.750% due 02/15/96                           350                          352
Columbia Healthcare
 5.996% due 07/28/97 (d)                     2,000                        2,001
Deere & Co.
 8.470% due 03/18/96                           400                          404
Delta Air Lines
 8.250% due 05/15/96                         6,000                        6,049
 7.730% due 05/14/97                         8,800                        8,888
 9.875% due 05/15/00                         3,250                        3,607
 8.250% due 12/27/07                           500                          544
 9.750% due 05/15/21                           500                          563
Delta Air Lines Equipment Trust
 9.230% due 07/02/02                         8,622                        8,932
 9.230% due 07/02/02                         8,505                        8,810
10.570% due 01/02/07                        15,881                       18,885
10.500% due 01/02/07                         8,848                       10,249
 9.550% due 01/02/08                         7,773                        8,713
10.000% due 06/05/13                        10,828                       12,285
Ford Motor Co.
 8.180% due 06/30/96                         2,829                        3,000
General Motors Corp.
 8.170% due 01/02/00                         3,825                        3,998
 8.950% due 07/02/09                        21,500                       23,578
Maxus Energy Corp,
10.100% due 10/27/95                         1,100                        1,100

Total Return Fund
September 30, 1995 (unaudited)

                                                                              Principal
                                                                                 Amount                         Value
                                                                                (000's)                       (000's)
=====================================================================================================================
Mazda Manufacturing Corp.
 10.500% due 07/01/08                                                      $      1,432                   $     1,815
 10.500% due 07/01/08                                                               365                           462
 10.500% due 07/01/08                                                               152                           192
 10.500% due 07/01/08                                                                31                            40
McDermott, Inc.
  9.375% due 03/15/02                                                             1,000                         1,104
Merck & Co.
  7.750% due 05/01/96                                                             1,000                         1,011
Nabisco Inc.
  8.000% due 01/15/00                                                             6,500                         6,808
Nafin Finance Trust
  9.125% due 01/26/96                                                            29,000                        28,942
News America Holdings Corp.
 12.000% due 12/15/01                                                             2,000                         2,243
  8.625% due 02/01/03                                                               750                           814
Occidental Petroleum
 11.750% due 03/15/11                                                            62,877                        67,362
Oryx Energy Co.
 10.375% due 09/15/18                                                             7,370                         7,847
Pepsico, Inc.
  7.875% due 08/15/96                                                               250                           254
  5.463% due 07/01/98 (d)                                                           400                           391
  7.750% due 10/01/98                                                               500                           522
Philip Morris Co.
  8.750% due 12/01/96                                                             5,000                         5,136
  9.800% due 12/15/98                                                             1,747                         1,758
Portland General Corp.
  8.880% due 11/28/95                                                             6,500                         6,527
RJR Nabisco
  7.625% due 09/01/00                                                             6,000                         6,013
  8.000% due 07/15/01                                                            30,000                        30,259
Sears Roebuck & Co.
  8.800% due 01/15/96                                                            20,000                        20,150
  6.580% due 07/23/97                                                               150                           151
  0.000% due 07/12/98                                                               610                           475
System Energy Resources
  7.430% due 01/15/11                                                             5,419                         5,194
Texas Instruments
  9.000% due 07/15/99                                                            14,500                        14,857
Time Warner, Inc.
  7.450% due 02/01/98                                                             1,000                         1,018
  6.835% due 08/15/00                                                            51,007                        51,129
  7.975% due 08/15/04                                                            30,604                        31,304
  8.110% due 08/15/06                                                            76,480                        78,354
  8.180% due 08/15/07                                                           115,880                       118,660
  9.150% due 02/01/23                                                             7,500                         8,138
  8.375% due 07/15/33                                                            62,300                        63,047
Union Oil of California
  9.750% due 12/01/00                                                               400                           454
United Air Lines
  6.750% due 12/01/97                                                            11,400                        11,307
 10.670% due 05/01/04                                                             6,050                         7,053
UAL Equipment Trust
 10.360% due 11/13/12                                                             7,000                         8,006
 10.020% due 03/22/14                                                             4,500                         5,040
 10.125% due 03/22/15                                                            14,300                        16,311
  9.060% due 06/17/15                                                             5,000                         5,178
  9.210% due 01/21/17                                                             2,000                         2,103
USX Corp.
  6.813% due 09/18/96 (d)                                                         8,000                         8,019
  6.375% due 07/15/98 (d)                                                        16,200                        16,104
  9.800% due 07/01/01                                                               300                           338
Varity Corp.
 11.375% due 11/15/98                                                            10,500                        11,010
Vons
  6.625% due 05/15/98                                                            12,500                        12,000

                                                                              Principal
                                                                                 Amount                         Value
                                                                                (000's)                       (000's)
====================================================================================================================
Wal-Mart Stores
  8.000% due 05/01/96                                                      $        100                   $       101
                                                                                                          -----------
                                                                                                            1,109,044
Utilities - 3.7%
Arkansas Power & Light
 10.370% due 12/22/97                                                             3,000                         3,197
Bell Atlantic Financial
  6.625% due 11/30/97                                                               400                           402
Carolina Power & Light
  7.900% due 12/27/96                                                            11,000                        11,229
  5.375% due 07/01/98                                                               100                            98
Centel Capital Corp.
  9.875% due 10/01/98                                                               200                           200
Central Maine Power Co.
  4.920% due 07/22/96                                                             8,000                         7,892
  5.750% due 07/22/96                                                             9,000                         8,936
  6.250% due 11/01/98                                                             1,000                           962
Chesapeake & Potomac Telephone
  8.000% due 10/15/29                                                             1,125                         1,245
Cincinnati Bell, Inc.
  6.700% due 12/15/97                                                             1,000                         1,007
Cleveland Electric Illuminating Co.
  9.375% due 03/01/17                                                             3,000                         2,840
CMS Energy
  9.500% due 10/01/97                                                            31,100                        32,140
Commonwealth Edison
  7.000% due 02/15/97                                                             5,175                         5,191
Consumers Power Co.
  8.750% due 02/15/98                                                             5,550                         5,773
CTC Mansfield Funding
 10.250% due 03/30/03                                                            16,000                        16,249
 11.125% due 09/30/16                                                            90,315                        91,670
First PV Funding
  8.950% due 01/15/97                                                               286                           290
 10.150% due 01/15/16                                                            14,360                        14,360
GTE California
  7.750% due 12/01/98                                                             1,800                         1,801
GTE Corp.
 10.750% due 09/15/17                                                               300                           336
GTE Northwest
  9.750% due 10/15/30                                                             1,000                         1,062
Hydro-Quebec
  5.813% due 04/15/99 (d)                                                        10,000                         9,911
  9.400% due 02/01/21                                                               500                           597
  9.500% due 11/15/30                                                             2,370                         2,872
New England Power
  6.140% due 02/02/98                                                               500                           499
Pacific Gas & Electric
  6.750% due 12/01/00                                                                 9                             9
Public Service of New Hampshire
 15.230% due 07/01/00                                                            3 ,550                         4,144
Questar Pipeline
  9.375% due 06/01/21                                                               200                           226
Southern California Edison
  6.125% due 07/15/97                                                               500                           499
  5.450% due 06/15/98                                                               400                           391
Southwestern Bell
  5.550% due 03/10/98                                                             1,000                           986
System Energy Resources
 10.500% due 09/01/96                                                            44,700                        46,088
Texas-New Mexico Power
 11.250% due 01/15/97                                                             5,500                         5,754
Texas Gas Transmission Corp.
  9.625% due 07/15/97                                                             5,400                         5,671
Toledo Edison Co.
  6.125% due 08/01/97                                                               200                           196
  8.180% due 07/30/02                                                             1,400                         1,339

                                                                               Principal
                                                                                  Amount                         Value
                                                                                 (000's)                       (000's)
======================================================================================================================
  8.700% due 09/01/02                                                      $     10,000                   $     9,157
  7.850% due 03/31/03                                                             7,000                         6,680
  7.875% due 08/01/04                                                               500                           460
Transco Energy
  9.500% due 12/01/95                                                             8,030                         8,072
Transcontinental Gas Pipeline
  6.210% due 05/15/00 (d)                                                         1,000                           999
Tucson Electric Power
  8.500% due 10/01/09                                                             1,000                           892
United Telecommunications
  10.450% due 01/01/96                                                           25,000                        25,820
Virginia Electric & Power Co.
  9.375% due 06/01/98                                                               500                           535
Wilmington Trust Co. - Tucson Electric
  10.732% due 01/01/13                                                              991                           953
                                                                                                           ----------
                                                                                                              339,630
                                                                                                           ----------
Total Corporate Bonds and Notes -                                                                           2,650,936
                                                                                                           ==========
(Cost $2,616,836)

U.S. Treasury Obligations - 0.9%

U.S. Treasury Notes
  3.875% due 10/31/95                                                             3,250                         3,247
  9.250% due 01/15/96                                                               380                           384
  7.875% due 02/15/96                                                             1,250                         1,261
  7.500% due 02/29/96                                                               500                           504
  7.375% due 05/15/96                                                             3,550                         3,590
  6.125% due 07/31/96                                                             1,875                         1,881
  7.250% due 08/31/96                                                               500                           507
  5.875% due 08/15/98                                                            75,000                        74,977
                                                                                                           ----------
Total U.S. Treasury Obligations                                                                                86,351
                                                                                                           ==========
(Cost $86,135)

U.S. Government Agencies - 0.1%

A.I.D. Housing Guarantee - Peru
  9.980% due 08/01/08                                                             1,430                         1,531
Federal Home Loan Bank
  5.375% due 11/27/95                                                               500                           500
  4.410% due 07/08/96                                                               400                           394
  8.250% due 11/25/96                                                               800                           820
  6.320% due 12/04/97                                                             1,500                         1,512
  7.600% due 03/15/99                                                               200                           201
Federal Home Loan Mortgage Corp.
  7.900% due 04/27/05                                                               225                           231
Federal National Mortgage Assn.
  8.000% due 07/10/96                                                                50                            51
  7.550% due 06/10/04                                                               130                           133
  8.500% due 02/01/05                                                               200                           214
                                                                                                           ----------
Total U.S. Government Agencies                                                                                  5,587
                                                                                                           ==========
(Cost $5,591)

Mortgage-Backed Securities - 55.3%

Federal Home Loan Mortgage Corporation - 3.0%
  5.250% due 12/01/98                                                                71                            70
  5.500% due 03/01/10 - 07/01/00 (g)                                                216                           212
  5.689% due 01/01/24 (d)                                                         2,647                         2,697
  6.000% due 12/01/98 - 01/01/01 (g)                                              1,005                           993
  6.500% due 04/01/08 - 01/01/09 (g)                                                316                           312
  6.568% due 11/01/23 (d)                                                         3,542                         3,604
  6.603% due 08/01/24 (d)                                                         6,759                         6,917
  6.630% due 11/01/23 (d)                                                         2,264                         2,306
  6.751% due 10/01/23 (d)                                                        12,289                        12,408
  6.783% due 11/01/23 (d)                                                         3,319                         3,407
  6.848% due 10/01/23 (d)                                                         3,688                         3,788
  6.889% due 10/01/23 (d)                                                         7,193                         7,260

                                                                             Principal
                                                                                Amount                          Value
                                                                               (000's)                        (000's)
=====================================================================================================================
 7.000% due 12/01/03 - 06/01/10 (g)                                       $         735                   $       736
 7.023% due 10/01/23 (d)                                                          4,251                         4,365
 7.345% due 08/01/24 (d)                                                         27,228                        27,943
 7.375% due 04/01/17 (d)                                                             90                            92
 7.434% due 09/01/23 (d)                                                          6,631                         6,728
 7.482% due 06/01/24 (d)                                                          9,913                        10,179
 7.500% due 05/01/99 - 10/16/25 (g)                                              58,289                        58,743
 7.577% due 06/01/28 (d)                                                         15,646                        16,078
 7.614% due 07/01/23 (d)                                                          6,800                         6,891
 7.625% due 01/01/19 (d)                                                             29                            30
 7.691% due 10/01/23 (d)                                                         11,551                        11,925
 7.703% due 11/01/23 (d)                                                          9,049                         9,352
 7.742% due 09/01/23 (d)                                                         15,509                        15,877
 7.750% due 04/01/07 - 06/01/17 (g)                                                 164                           167
 7.766% due 08/01/23 (d)                                                          7,066                         7,222
 7.789% due 09/01/23 (d)                                                         10,700                        10,925
 7.855% due 08/01/23 (d)                                                          3,890                         3,988
 7.940% due 07/01/23 (d)                                                          3,043                         3,115
 8.000% due 10/01/07 - 05/01/17 (g)                                               5,680                         5,801
 8.211% due 07/01/22 (d)                                                          6,851                         7,130
 8.250% due 08/01/07 - 02/01/08 (g)                                                 210                           215
 8.500% due 09/01/01 - 06/01/17 (g)                                               2,149                         2,219
 8.750% due 01/01/07 - 09/01/10 (g)                                               1,198                         1,233
 9.000% due 01/01/02 - 05/01/17 (g)                                               2,353                         2,447
 9.250% due 06/01/09 - 08/01/09 (g)                                                 295                           310
 9.500% due 06/01/02 - 06/01/21 (g)                                               6,561                         6,890
10.000% due 06/01/04 - 12/01/05 (g)                                               2,046                         2,148
10.250% due 04/01/09 - 05/01/09 (g)                                               3,763                         4,077
11.000% due 12/01/99 - 07/01/19 (g)                                               2,558                         2,815
11.250% due 10/01/09 - 09/01/15 (g)                                                 233                           255
11.500% due 03/01/00                                                                 22                            23
12.500% due 07/01/99                                                                 20                            22
13.250% due 10/01/13                                                                 87                            99
14.000% due 04/01/16                                                                 60                            69
15.500% due 08/01/11 - 11/01/11 (g)                                                  36                            42
16.250% due 05/01/11 - 11/01/11 (g)                                                  37                            43
                                                                                                           ----------
                                                                                                              274,168
Federal Housing Administration - 0.8%
  5.250% due 02/01/03                                                               379                           354
  7.211% due 12/01/21                                                             4,039                         4,060
  7.375% due 03/01/19 - 07/01/21 (g)                                              5,525                         5,657
  7.399% due 02/01/21                                                             2,886                         2,927
  7.430% due 03/01/17 - 05/01/23 (g)                                             56,539                        57,622
  7.650% due 11/01/18                                                               378                           388
                                                                                                           ----------
                                                                                                               71,008
Federal National Mortgage Association - 5.2%
  5.537% due 12/01/23 (d)                                                         7,183                         7,332
  5.630% due 01/01/24 (d)                                                         4,040                         4,090
  5.789% due 11/01/23 (d)                                                         7,317                         7,470
  5.882% due 11/01/23 (d)                                                         3,226                         3,274
  5.912% due 01/01/24 (d)                                                        14,959                        15,158
  5.913% due 12/01/23 (d)                                                        11,618                        11,778
  6.000% due 03/01/24                                                             2,700                         2,541
  6.025% due 06/01/24 (d)                                                        26,336                        26,726
  6.153% due 01/01/24 (d)                                                         3,140                         3,211
  6.235% due 04/01/25 (d)                                                        18,750                        19,175
  6.330% due 09/01/24 (d)                                                         7,240                         7,316
  6.375% due 03/01/18                                                                84                            84
  6.424% due 07/01/28 (d)                                                         6,867                         6,920
  6.426% due 02/01/28 (d)                                                        34,725                        34,998
  6.428% due 10/01/28 (d)                                                        45,722                        46,081
  6.429% due 09/01/27 - 05/01/28 (d)(g)                                          63,492                        64,002
  6.500% due 10/01/05 - 04/01/08 (g)                                                588                           582
  6.516% due 09/01/24 (d)                                                         7,619                         7,805
  6.526% due 12/01/23 (d)                                                        14,497                        14,930
  6.559% due 07/01/24 (d)                                                        49,790                        50,710

Total Return Fund
September 30, 1995 (unaudited)

                                                                            Principal
                                                                               Amount                        Value
                                                                              (000's)                      (000's)
====================================================================================================================
 6.627% due 05/01/24 (d)                                                 $     12,901                   $    13,243
 6.648% due 10/01/19 (d)                                                        3,632                         3,706
 6.680% due 04/01/25 (d)                                                        8,519                         8,740
 6.745% due 12/01/24 (d)                                                        9,679                         9,988
 6.750% due 08/01/03                                                            1,125                         1,116
 6.910% due 06/01/24 (d)                                                        4,926                         5,099
 6.951% due 01/01/25 (d)                                                       11,028                        11,388
 7.000% due 04/01/01 - 01/01/24 (g)                                             1,533                         1,532
 7.250% due 05/01/02 - 01/01/23 (g)                                            12,434                        12,294
 7.313% due 07/01/25 (d)                                                       17,204                        17,688
 7.429% due 05/25/22 (d)                                                        2,363                         2,445
 7.716% due 09/01/23 (d)                                                       12,981                        13,319
 7.750% due 06/01/09                                                              287                           292
 7.833% due 10/01/23 (d)                                                        7,773                         7,989
 7.919% due 08/01/23 (d)                                                        4,733                         4,881
 8.000% due 09/01/04 - 04/01/18 (g)                                             3,044                         3,122
 8.250% due 11/01/04 - 02/01/17 (g)                                             1,787                         1,839
 8.500% due 07/01/01 - 01/01/12 (g)                                            10,926                        11,310
 9.000% due 01/01/99 - 04/01/17 (g)                                             4,447                         4,663
 9.500% due 03/01/16                                                               77                            82
 9.750% due 11/01/08                                                              207                           224
10.500% due 12/01/16 - 04/01/22 (g)                                             1,848                         2,034
13.000% due 09/01/13                                                              101                           116
13.250% due 09/01/11                                                               33                            38
14.500% due 09/01/11 - 12/01/12 (g)                                               119                           138
14.750% due 08/01/12 - 11/01/14 (g)                                               656                           765
15.500% due 10/01/12 - 12/01/12 (g)                                                58                            68
15.750% due 12/01/11 - 08/01/12 (g)                                               327                           383
16.000% due 09/01/12                                                              388                           452
                                                                                                           ---------
                                                                                                            473,137

Government National Mortgage Association - 20.0%
 5.650% due 05/15/17                                                               87                            90
 6.000% due 04/15/17 - 09/15/18 (g)                                             4,758                         4,916
 6.500% due 09/15/02 - 12/19/25 (g)                                           826,533                       799,010
 6.500% due 10/20/23 (d)                                                       27,398                        27,436
 7.000% due 02/15/05 - 10/19/25 (g)                                           211,616                       211,002
 7.000% due 01/20/23 - 10/20/14 (d)(g)                                         83,148                        84,613
 7.375% due 10/15/06 - 01/15/12 (g)                                               191                           202
 7.500% due 07/15/03 - 05/20/25 (g)                                            22,966                        23,363
 7.500% due 09/20/22 (d)                                                        5,377                         5,439
 8.000% due 09/15/98 - 03/20/25 (g)                                           156,348                       158,949
 8.000% due 09/20/24 - 06/20/25 (d)(g)                                        234,397                       239,031
 8.250% due 10/15/01 - 08/20/24 (g)                                            43,538                        44,139
 8.250% due 06/20/24 (d)                                                       76,152                        77,985
 8.500% due 07/15/03 - 11/15/22 (g)                                             2,043                         2,136
 8.500% due 04/20/24 (d)                                                       12,633                        12,880
 8.750% due 08/15/06 - 07/15/17 (g)                                               223                           230
 9.000% due 09/15/01 - 06/20/25 (g)                                            75,484                        76,758
 9.250% due 11/15/05 - 06/15/17 (g)                                               504                           521
 9.500% due 12/15/01 - 11/15/23 (g)                                             5,609                         5,766
 9.500% due 04/20/25 (d)                                                        4,787                         4,884
 9.750% due 04/15/05 - 07/15/17 (g)                                             6,229                         6,437
 9.750% due 07/20/22 (d)                                                        7,886                         7,978
10.000% due 03/15/01 - 10/15/23 (g)                                             2,204                         2,301
10.000% due 06/20/25 (d)                                                       18,692                        19,072
10.250% due 10/15/12                                                               11                            13
10.500% due 05/15/17                                                              294                           303
10.750% due 03/15/17 - 05/15/17 (g)                                                95                            98
11.000% due 11/15/12                                                               10                            11
11.250% due 08/15/05                                                                5                             5
11.500% due 05/15/13 - 03/15/24 (g)                                                57                            60
12.000% due 12/15/01 - 02/15/21 (g)                                               986                         1,025
12.000% due 11/20/23 - 07/20/24 (d)(g)                                         15,878                        16,196
12.500% due 11/15/01                                                              159                           166
13.000% due 06/15/06 - 06/15/17 (g)                                               296                           307
13.250% due 05/15/04                                                              161                           175
13.500% due 04/15/07 - 05/15/21 (g)                                               764                           782

                                                                            Principal
                                                                               Amount                         Value
                                                                              (000's)                       (000's)
====================================================================================================================
14.500% due 04/15/17                                                     $        335                   $       346
15.000% due 05/15/17 - 06/15/17 (g)                                               486                           502
16.000% due 11/15/11 - 12/15/23 (g)                                               600                           597
17.000% due 06/15/21 - 04/15/05 (g)                                             2,153                         2,287
                                                                                                        ------------
                                                                                                          1,838,011
Collateralized Mortgage Obligations - 22.6%
AFC Home Equity Loan Trust
  6.614% due 10/25/26                                                          33,336                        33,482
American Housing
  9.000% due 01/25/21                                                           3,635                         3,740
American Southwest Financial
 12.250% due 11/01/14                                                             117                           132
  9.450% due 03/01/15                                                           1,563                         1,575
 12.500% due 04/01/15                                                           1,292                         1,435
 12.000% due 05/01/15                                                           2,418                         2,720
 11.400% due 09/01/15                                                           1,722                         1,798
 10.500% due 11/20/15                                                           2,317                         2,328
Bear Stearns
  9.200% due 11/01/18                                                              81                            84
  9.500% due 06/25/23                                                           2,296                         2,416
  6.719% due 10/25/23 (d)                                                      12,731                        12,743
 10.000% due 08/25/24                                                          15,018                        16,281
Capstead
  8.400% due 01/25/21                                                          15,488                        15,585
  8.750% due 07/25/21                                                          10,000                        10,306
Centex Acceptance Corp.
 11.000% due 11/01/15                                                             466                           468
Chase Mortgage Financial Corp.
  9.500% due 04/25/24                                                           2,707                         2,760
  8.000% due 06/25/24                                                           1,218                         1,229
  7.000% due 07/25/24                                                             137                           136
  7.500% due 10/25/24                                                             115                           115
  7.750% due 01/25/25                                                             142                           141
Citicorp Mortgage
  9.500% due 07/25/04                                                             221                           226
  9.500% due 08/25/05                                                           5,966                         5,410
  8.500% due 04/25/06                                                              77                            77
  9.500% due 04/01/14                                                              60                            60
  9.500% due 07/01/16                                                           1,006                         1,045
  9.000% due 12/01/16                                                             839                           847
  8.500% due 02/01/17                                                             483                           484
  8.500% due 04/01/17                                                             490                           495
  9.000% due 04/25/17                                                           2,375                         2,445
  9.000% due 05/01/17                                                           5,317                         5,472
 10.000% due 05/25/17                                                             309                           309
  8.000% due 07/25/18                                                             155                           157
  9.500% due 01/01/19                                                           3,788                         3,926
  9.500% due 09/25/19                                                             250                           255
  9.500% due 10/25/19                                                             292                           292
  8.750% due 03/25/20                                                               5                             5
  9.500% due 09/25/20                                                           2,094                         2,143
  7.750% due 04/25/21                                                           1,285                         1,283
  6.000% due 08/25/21                                                             957                           946
  7.700% due 10/25/22 (d)                                                      26,236                        26,744
CMC Securities Corp.
  7.254% due 09/25/23                                                          25,109                        25,344
CMO Trust
 10.200% due 02/01/16                                                           1,129                         1,198
  8.800% due 05/25/16                                                          10,521                        10,947
  8.000% due 01/01/17                                                             392                           399
Collateralized Mortgage Securities Corp.
 11.875% due 04/01/15                                                           3,256                         3,547
 11.450% due 09/01/15                                                              96                           106
 11.450% due 11/01/15                                                             589                           647
 10.200% due 04/20/17                                                             604                           646
  8.000% due 08/20/18                                                              17                            17
  8.750% due 04/20/19                                                           1,756                         1,819

                                                                               Principal
                                                                                  Amount                         Value
                                                                                 (000's)                       (000's)
======================================================================================================================
Countrywide
  6.571% due 07/25/24 (d)                                                  $     26,880                   $    27,292
Drexel Mortgage Funding
  9.500% due 11/20/17                                                             2,274                         2,397
  8.600% due 03/01/18                                                             1,453                         1,485
  9.500% due 08/01/19                                                                50                            52
Federal Home Loan Mortgage Corp.
  8.550% due 03/15/96                                                                 8                             8
  8.125% due 09/30/96                                                             1,000                         1,021
  8.500% due 03/15/97                                                                89                            89
  7.000% due 06/15/97                                                               595                           596
  4.500% due 11/15/04                                                               495                           495
  8.750% due 10/15/05                                                               115                           116
 10.750% due 11/30/05                                                             2,305                         2,375
  6.500% due 08/15/06                                                               710                           708
  9.000% due 09/15/08                                                                67                            67
 10.250% due 03/15/09                                                                44                            47
  4.750% due 09/15/09                                                               500                           495
  4.750% due 07/15/10                                                               382                           379
  4.750% due 03/15/12                                                               500                           491
  8.500% due 08/15/13                                                             2,000                         2,126
  8.500% due 09/15/13                                                             5,941                         6,316
 11.000% due 11/30/15                                                             8,850                         9,882
  6.210% due 08/15/17                                                               345                           339
  6.250% due 10/25/17                                                            20,167                        20,734
  9.500% due 01/15/19                                                             2,078                         2,130
  8.250% due 05/15/19                                                             7,217                         7,260
  6.500% due 05/15/19                                                               615                           602
  8.500% due 10/15/19                                                             2,732                         2,783
  9.000% due 11/15/19                                                               457                           460
  9.000% due 11/15/19                                                             9,894                        10,101
 10.000% due 11/15/19                                                               250                           270
  8.500% due 01/15/20                                                             6,105                         6,203
  8.500% due 03/15/20                                                             3,000                         3,064
  9.300% due 03/15/20                                                               200                           204
  9.000% due 05/15/20                                                               461                           467
  9.125% due 06/15/20                                                             6,465                         6,658
  5.750% due 08/15/20                                                               300                           285
  7.800% due 09/15/20                                                            12,658                        12,939
  9.000% due 09/15/20                                                               232                           241
  5.500% due 10/15/20                                                               200                           181
  8.750% due 10/15/20                                                               500                           513
  9.500% due 11/15/20                                                            18,723                        19,564
  6.000% due 12/15/20                                                               400                           377
  8.750% due 12/15/20                                                             1,265                         1,337
  9.000% due 12/15/20                                                             7,272                         7,634
  9.000% due 12/15/20                                                             1,378                         1,492
  8.000% due 03/15/21                                                            16,398                        17,027
  8.500% due 05/15/21                                                                73                            74
  8.500% due 06/15/21                                                            28,666                        30,046
  6.950% due 07/15/21                                                               700                           685
  9.000% due 07/15/21                                                             4,214                         4,406
  9.500% due 07/15/21                                                             5,798                         6,745
  6.950% due 08/15/21                                                               185                           180
  8.000% due 08/15/21                                                            23,472                        23,978
  7.500% due 11/15/21                                                             3,500                         3,564
  9.000% due 11/15/21                                                             4,076                         4,157
  6.850% due 01/15/22                                                               700                           681
  7.000% due 07/15/22                                                               374                           346
  7.500% due 07/15/23                                                             5,706                         5,284
  7.250% due 10/25/23 (d)                                                        45,871                        46,559
  4.677% due 11/25/23 (d)                                                        12,574                         7,036
  4.875% due 11/25/23 (d)                                                        13,117                         7,387
  6.500% due 02/15/24                                                                71                            67
Federal National Mortgage Assn.
  9.100% due 02/25/02                                                            10,598                        10,844
  6.500% due 08/25/03                                                               270                           259
  5.750% due 12/25/03                                                               175                           172
  6.000% due 07/25/07                                                               300                           290

                                                                               Principal
                                                                                  Amount                         Value
                                                                                 (000's)                       (000's)
======================================================================================================================
  6.702% due 08/25/07 (d)                                                  $        126                   $        95
  7.000% due 02/25/08                                                             1,189                         1,157
 10.500% due 08/25/08                                                             7,146                         7,902
  6.400% due 09/25/14                                                             1,156                         1,150
  8.500% due 10/25/14                                                               297                           301
 10.000% due 12/25/14                                                             2,837                         2,946
  7.000% due 04/25/15                                                             4,787                         4,803
  7.500% due 08/25/16                                                            11,556                        11,599
  8.350% due 09/25/16                                                                18                            18
  9.670% due 01/25/17                                                             1,149                         1,192
  9.200% due 12/25/17                                                             2,952                         3,039
  9.300% due 05/25/18                                                             3,347                         3,523
  9.500% due 06/25/18                                                             1,588                         1,680
  5.500% due 07/25/18                                                               220                           211
  8.500% due 07/25/18                                                               700                           708
  7.750% due 10/25/18                                                               300                           305
  9.500% due 11/25/18                                                            11,139                        12,449
  7.500% due 01/25/19                                                             4,300                         4,308
  6.625% due 06/25/19                                                               129                           129
  9.500% due 06/25/19                                                             6,813                         7,231
  8.000% due 10/25/19                                                            16,182                        16,522
  8.800% due 12/25/19                                                             5,168                         5,175
  9.000% due 12/25/19                                                            18,421                        19,506
  7.500% due 12/25/19                                                               200                           203
  8.500% due 01/25/20                                                                87                            87
  7.500% due 05/25/20                                                             8,000                         8,131
 10.000% due 06/25/20                                                             3,374                         3,745
  8.000% due 07/25/20                                                               350                           356
  9.000% due 09/25/20                                                             6,263                         6,719
  8.000% due 12/25/20                                                               400                           410
  8.750% due 01/25/21                                                             9,538                         9,812
  7.500% due 02/25/21                                                            24,864                        25,003
  7.500% due 03/25/21                                                            20,919                        21,286
  7.250% due 04/25/21                                                             8,960                         8,967
  7.500% due 06/25/21                                                               320                           326
  8.000% due 10/25/21                                                            22,430                        23,041
  6.000% due 12/25/21                                                               200                           186
  8.000% due 01/25/22                                                            21,700                        22,479
  8.000% due 03/25/22                                                               837                           837
  7.000% due 07/25/22                                                             8,301                         8,001
  8.000% due 07/25/22                                                             2,574                         2,631
  6.750% due 10/25/23                                                               427                           376
  6.500% due 11/25/23                                                               170                           158
  8.400% due 04/25/25                                                            19,567                        19,726
First Boston Corp.
  9.450% due 08/20/17                                                                70                            71
  7.500% due 04/25/21                                                             2,625                         2,622
General Electric Capital Mortgage
  9.500% due 04/25/21                                                               120                           120
  6.500% due 01/25/24                                                             6,979                         6,953
Georgia Federal Mortgage
  10.500% due 11/01/14                                                            3,344                         3,476
Greenwich
  7.451% due 04/25/22 (d)                                                         5,190                         5,207
  7.456% due 10/25/22 (d)                                                           665                           668
  7.513% due 04/25/23 (d)                                                         8,316                         8,379
  7.670% due 01/25/24 (d)                                                         5,760                         5,805
  7.489% due 04/25/24 (d)                                                        23,039                        23,407
  6.843% due 06/25/24 (d)                                                        34,833                        35,616
  7.506% due 08/25/24 (d)                                                        43,088                        44,367
  7.073% due 11/25/24 (d)                                                        29,162                        29,955
  7.422% due 04/25/25 (d)                                                        12,991                        13,381
  7.688% due 07/25/25 (d)                                                        16,930                        16,993
Home Savings of America
 10.000% due 07/01/09                                                                54                            57

Total Return Fund

September 30, 1995 (unaudited)

                                                                               Principal
                                                                                  Amount                         Value
                                                                                 (000's)                       (000's)
======================================================================================================================
Independent National Mortgage Corp.
  9.000% due 12/25/19                                                      $     39,772                   $    40,620
  6.650% due 10/25/24                                                             2,723                         2,563
  7.805% due 11/25/24 (d)                                                        25,197                        25,748
  7.569% due 07/25/25 (d)                                                        65,719                        67,116
  7.673% due 07/25/25 (d)                                                        80,741                        81,952
International Mortgage Acceptance Corp.
 12.250% due 03/01/14                                                             1,133                         1,231
J.P. Morgan & Co.
  9.000% due 10/20/20                                                            11,344                        12,197
Kidder Peabody
  8.390% due 05/20/18 (d)                                                           687                           694
  7.006% due 03/25/24 (d)                                                        59,120                        59,674
  6.970% due 03/25/24 (d)                                                        20,000                        19,925
Lomas Mortgage Funding Corp.
  9.700% due 11/20/18                                                             3,111                         3,152
Marine Midland
  8.000% due 04/25/23                                                               185                           183
  8.000% due 10/25/23                                                               350                           335
Merrill Lynch Mortgage
  9.250% due 12/15/09                                                               107                           113
  9.470% due 04/27/18 (d)                                                            91                            93
  8.170% due 04/25/23 (d)                                                        25,370                        26,131
Manufacturers Housing Mortgage P.C.
 13.250% due 01/01/99                                                               381                           405
Manufacturers Housing Mortgage P.C.
 13.250% due 01/15/99                                                               179                           191
Morgan Stanley Mortgage
  8.971% due 10/22/15                                                             6,370                         6,446
  7.850% due 08/20/18                                                               124                           124
  8.150% due 07/20/21                                                                22                            22
Mortgage Bankers
  9.900% due 03/01/18                                                             4,165                         4,418
Nomura Asset Securities Corp.
  6.579% due 05/25/24 (d)                                                        25,027                        25,262
Norwest Mortgage
 12.500% due 02/01/14                                                             1,680                         1,803
 12.250% due 04/01/14                                                               180                           198
PaineWebber Mortgage
  6.000% due 04/25/09                                                            11,951                        10,682
Prudential Bache
  6.394% due 09/01/18 (d)                                                           902                           907
  9.000% due 01/01/19                                                               540                           561
  8.400% due 03/20/21                                                             4,372                         4,400
Prudential Home
  9.500% due 11/25/97                                                               580                           579
  7.000% due 04/25/99                                                               542                           542
  7.500% due 05/25/08                                                             3,854                         3,857
  6.900% due 03/25/23                                                             2,000                         1,996
  7.000% due 04/25/23                                                            10,442                        10,420
Prudential Securities
  7.500% due 03/25/19                                                             1,947                         1,946
PSB Financial Corp.
 11.050% due 12/01/15                                                             1,921                         2,042
Residential Asset Securities Corp.
  8.000% due 10/01/24                                                            28,391                        28,533
Residential Funding
  8.086% due 02/25/07 (d)                                                           209                           211
  7.000% due 08/25/08                                                            26,366                        26,203
  6.500% due 09/25/08                                                             7,000                         6,508
  8.500% due 05/01/17                                                               274                           283
  9.000% due 01/01/20                                                             3,297                         3,365
  8.500% due 02/25/21                                                             6,348                         6,360
  8.000% due 01/25/23                                                            10,000                        10,063
 10.000% due 09/25/23                                                             2,510                         2,605
Resolution Trust Corp.
  6.888% due 12/15/04 (d)                                                           831                           834
  7.500% due 12/15/04                                                             3,000                         3,009
  7.743% due 02/25/20 (d)                                                           765                           535

                                                                               Principal
                                                                                  Amount                         Value
                                                                                 (000's)                       (000's)
======================================================================================================================
  7.512% due 09/25/20 (d)                                                  $     20,000                   $     3,300
  5.922% due 01/25/21 (d)                                                         1,755                         1,689
  6.425% due 04/25/21 (d)                                                         3,033                         3,052
  8.590% due 06/25/21 (d)                                                        12,420                        12,424
  8.720% due 08/25/21 (d)                                                           260                           268
  8.722% due 08/25/21 (d)                                                         2,084                         2,083
  8.722% due 08/25/21 (d)                                                        13,329                        13,820
  8.722% due 08/25/21 (d)                                                         8,000                         8,190
  8.230% due 09/25/21 (d)                                                        10,066                        10,101
  5.970% due 10/25/21 (d)                                                         1,108                         1,099
  7.000% due 10/25/21 (d)                                                         1,823                         1,929
  8.144% due 10/25/21 (d)                                                           460                           465
  8.625% due 10/25/21                                                               300                           305
  7.648% due 01/25/22 (d)                                                         4,968                         5,038
  7.778% due 03/25/22 (d)                                                         6,690                         6,776
  8.475% due 05/25/22 (d)                                                         5,214                         5,408
  7.075% due 06/25/23 (d)                                                        14,870                        14,954
  7.900% due 06/25/23                                                               191                           193
  7.500% due 08/25/23                                                               727                           717
  8.835% due 12/25/23 (d)                                                        12,208                        12,430
  9.450% due 05/25/24 (d)                                                        19,693                        20,303
 10.611% due 05/25/24 (d)                                                         9,558                         9,982
  8.150% due 06/25/24 (d)                                                           179                           183
  6.875% due 07/25/24 (d)                                                         9,947                        10,019
  8.000% due 07/25/24                                                             5,217                         5,209
  7.000% due 10/25/24                                                               657                           654
  7.100% due 12/25/24 (d)                                                         1,500                         1,464
  7.050% due 03/25/25 (d)                                                         1,240                         1,238
  7.750% due 03/25/25                                                             5,000                         5,086
  8.750% due 05/25/26                                                             4,470                         4,470
  7.445% due 10/25/28 (d)                                                        43,990                        44,637
  7.458% due 10/25/28 (d)                                                        23,032                        23,443
  7.500% due 10/25/28                                                            16,644                        16,685
  6.941% due 05/25/29 (d)                                                         8,191                         8,264
  7.584% due 05/25/29                                                             9,781                         9,752
  7.657% due 05/25/29 (d)                                                        10,185                        10,252
Ryland Acceptance Corp.
  8.650% due 05/15/00 (d)                                                         8,094                         8,071
  9.450% due 10/01/16 (d)                                                           327                           345
  9.000% due 12/01/16                                                             1,198                         1,246
 11.500% due 12/25/16                                                               419                           420
  8.174% due 07/25/22 (d)                                                        42,000                        42,630
  8.454% due 08/25/22 (d)                                                         5,803                         5,894
  8.000% due 09/25/22                                                            10,183                        10,240
  8.200% due 09/25/22                                                               100                           103
  7.711% due 08/25/29 (d)                                                        15,145                        15,358
 14.000% due 11/25/31                                                             3,280                         3,643
Salomon Mortgage
 11.500% due 09/01/15                                                             3,004                         3,296
  7.816% due 11/25/22 (d)                                                         3,594                         3,609
  7.238% due 07/01/24 (d)                                                        45,792                        46,494
Santa Barbara Savings
  9.500% due 11/20/18                                                             8,542                         8,724
Saxon
  8.150% due 09/25/22 (d)                                                         7,753                         7,898
  7.959% due 08/25/23 (d)                                                        81,103                        82,320
Sears Mortgage
  9.250% due 12/01/16                                                             4,374                         4,584
  7.355% due 06/25/22 (d)                                                         1,698                         1,699
Sears Mortgage
 12.000% due 02/25/14                                                             2,343                         2,580
  8.548% due 05/25/32 (d)                                                        26,140                        27,136
SKW Realty L.P.
  9.050% due 04/15/04                                                             1,000                         1,001
UBS Mortgage
  9.000% due 11/27/19                                                            13,292                        13,429
                                                                                                           ----------
                                                                                                            2,077,972

                                                                               Principal
                                                                                  Amount                         Value
                                                                                 (000's)                       (000's)
======================================================================================================================
Other Mortgage-Backed Securities - 3.2%
Bank of America
  8.375% due 05/01/07                                                      $          5                   $         5
  9.000% due 03/01/08                                                               151                           157
  9.000% due 04/05/08                                                                43                            45
  9.000% due 05/01/08                                                                12                            13
  9.500% due 07/01/08                                                                72                            72
 11.875% due 04/01/10                                                                16                            17
Daiwa Mortgage
  7.750% due 09/25/06 (d)                                                         4,771                         4,876
Donaldson, Lufkin & Jenrette
  7.532% due 08/01/21 (d)                                                        11,747                        11,821
  7.932% due 12/25/22 (d)                                                         4,548                         4,631
  7.532% due 03/25/24 (d)                                                         4,732                         4,803
First Boston Corp.
  8.000% due 12/01/00                                                               162                           163
First Commonwealth Savings & Loan
 10.375% due 04/01/05                                                                25                            26
General American Capital Corp.
  6.594% due 07/28/18 (d)                                                        10,312                         9,899
General Electric Credit Corp.
  8.000% due 03/01/02                                                               300                           305
Glendale Federal Savings & Loan
  7.485% due 03/01/28 (d)                                                        15,792                        15,697
Great Western
  6.270% due 09/25/17 (d)                                                           309                           302
Guardian
  6.772% due 12/25/18 (d)                                                           962                           827
  7.456% due 02/01/19 (d)                                                         1,091                           939
  7.647% due 05/01/19 (d)                                                           126                           108
Home Savings of America
  6.040% due 05/25/27 (d)                                                           282                           276
Imperial Savings & Loan
 10.000% due 09/01/16                                                               409                           431
  8.800% due 01/25/17                                                               229                           231
  9.800% due 07/25/17                                                               786                           795
LTC Commercial Corp.
  7.100% due 11/28/12                                                             6,203                         6,149
MDC Mortgage Funding
  6.915% due 01/25/25 (d)                                                        24,710                        25,265
Mid-State Trust
  8.330% due 04/01/30                                                            39,316                        40,519
OSCC Home Equity
  6.950% due 05/15/07                                                               234                           233
PaineWebber Mortgage
  7.412% due 11/25/23 (d)                                                         4,059                         4,168
Rural Housing
  3.330% due 04/01/26                                                               937                           836
Ryland Acceptance Corp.
  7.665% due 11/20/22 (d)                                                         7,000                         7,120
  7.874% due 09/25/23                                                            29,726                        30,172
Saxon
  7.845% due 12/25/22 (d)                                                        33,553                        33,987
  7.530% due 12/25/24 (d)                                                        25,370                        25,811
Sears Mortgage
  8.000% due 03/25/22                                                             5,535                         5,570
  7.592% due 10/25/22 (d)                                                        10,238                        10,311
Securitized Asset Sales, Inc.
  7.725% due 10/25/23 (d)                                                        17,061                        17,322
  8.329% due 12/26/23 (d)                                                        15,714                        16,111
Structured Asset Securities Corp.
  9.250% due 07/01/19                                                               200                           199
USGI Capital
  8.500% due 11/25/07                                                            12,822                        13,343
Western Federal Savings & Loan
  6.814% due 11/25/18 (d)                                                           581                           576
  6.979% due 03/25/19 (d)                                                         3,533                         3,512
                                                                                                           ----------
                                                                                                              297,643

                                                                               Principal
                                                                                  Amount                         Value
                                                                                 (000's)                       (000's)
=====================================================================================================================
Stripped Mortgage-Backed Securities - 0.5%
Federal Home Loan Mortgage Corp. (IO)
  6.500% due 12/15/02                                                      $        217                   $        13
 10.038% due 09/15/05 (d)                                                           136                            19
  6.500% due 03/15/07                                                            17,954                         1,728
  5.750% due 09/15/07 (d)                                                        24,482                         1,561
  5.428% due 02/15/08 (d)                                                         1,553                           153
  6.500% due 10/15/08                                                            22,052                         3,011
 11.651% due 01/15/16 (d)                                                           139                            23
  6.500% due 08/15/16                                                            14,269                         1,434
  7.000% due 04/15/18                                                            12,647                         1,264
  9.993% due 11/15/18                                                               300                            75
  8.845% due 01/15/21                                                               880                           231
  9.000% due 05/01/22                                                               409                           118
  7.000% due 06/15/23                                                            25,126                         4,902
Federal National Mortgage Assn. (IO)
  6.500% due 04/25/99                                                             3,001                            25
 33.862% due 04/25/02                                                               145                            16
  6.750% due 09/25/04                                                               613                            45
  7.000% due 06/25/05                                                               241                            15
 10.458% due 07/25/05                                                             7,956                           909
  6.500% due 07/25/06                                                            21,975                         2,188
  6.500% due 07/25/07                                                             4,414                           464
  6.500% due 09/25/07                                                            25,044                         2,599
  6.500% due 10/25/07                                                             6,089                           762
  0.100% due 03/25/09 (d)                                                        86,165                         1,988
  7.000% due 08/25/15                                                            13,153                         1,362
  6.500% due 08/25/20                                                             2,666                           725
 10.070% due 01/25/21 (d)                                                           259                            64
  9.032% due 08/25/21 (d)                                                         4,676                           873
  0.950% due 11/25/21 (d)                                                        90,023                         1,844
  6.500% due 01/25/23                                                            14,698                         1,995
Federal National Mortgage Assn. (PO)
  0.000% due 09/01/07                                                             1,954                         1,450
  0.000% due 02/25/21                                                            10,670                         8,726
  0.000% due 07/25/23                                                             5,057                         4,910
  0.000% due 08/25/23                                                               525                           282
PaineWebber (IO)
 13.595% due 08/01/19                                                               536                           200
                                                                                                           ----------
                                                                                                               45,974
                                                                                                           ----------
Total Mortgage-Backed Securities -                                                                          5,077,913
(Cost $5,057,502)                                                                                          ==========

Asset-Backed Securities - 0.0%

Discover Card Trust
  7.300% due 05/21/99                                                               200                           202
National Credit Card Trust
  9.450% due 12/31/97                                                               400                           408
Standard Credit Card Master Trust
  7.250% due 04/07/08                                                               300                           311
                                                                                                           ----------
Total Asset-Backed Securities                                                                                     921
(Cost $940)                                                                                                ==========

Sovereign Issues - 2.8%

Banco Nacional de Obra y Servicios
 10.750% due 08/16/96                                                             1,500                         1,515
  6.875% due 10/01/98                                                            19,500                        17,550
Cemex
  8.875% due 06/10/98                                                             5,000                         4,719
Kingdom of Sweden
 10.250% due 11/01/15                                                               500                           642
Municipal Finance Authority of
British Columbia
 13.750% due 12/01/05                                                             1,305                         1,387
Petroleos Mexicanos
  8.750% due 03/05/97                                                             3,500                         3,491

Total Return Fund
September 30, 1995 (unaudited)

                                                                               Principal
                                                                                  Amount                         Value
                                                                                 (000's)                       (000's)
======================================================================================================================
Province of Newfoundland
  9.000% due 06/01/19                                                      $        500                   $       587
Province of Nova Scotia
  9.375% due 07/15/02                                                             1,000                         1,143
Province of Ontario
  7.750% due 06/04/02                                                               200                           213
Province of Quebec
  7.500% due 07/15/02                                                             6,000                         6,226
Province of Saskatchewan
  9.125% due 02/15/21                                                             3,000                         3,570
Republic of Argentina
  5.875% due 09/01/97 (d)                                                         4,700                         2,077
  7.394% due 03/31/05 (d)                                                       104,000                        64,480
  7.313% due 03/31/05 (d)                                                         5,000                         3,100
  5.000% due 03/31/23                                                            40,000                        19,200
United Mexican States
  6.250% due 12/31/19                                                            89,000                        53,734
  7.219% due 12/31/19 (d)                                                        30,000                        21,038
  6.875% due 12/31/19 (d)                                                        59,000                        41,374
  7.188% due 12/31/19 (d)                                                        20,000                        14,025
  6.969% due 12/31/19 (d)                                                         2,000                         1,403
                                                                                                           ----------
Total Sovereign Issues                                                                                        261,474
                                                                                                           ==========
(Cost $281,815)

Foreign Currency-Denominated Issues (c)(f) - 8.6%
Canadian National Railroad
  13.000% due 11/15/04                                                    C$     15,112                        11,995
  12.250% due 05/01/05                                                           35,693                        28,211
City of Montreal
  11.500% due 09/20/00                                                            7,000                         5,974
Commonwealth of Canada
  9.000% due 12/01/04                                                           117,500                        94,666
  8.750% due 12/01/05                                                           451,000                       359,321
Petroleos Mexicanos
  7.750% due 09/30/98                                                     FF      5,000                           940
Republic of Germany
  6.250% due 01/04/24                                                     DM    465,900                       280,732
RJR Nabisco
  6.875% due 11/22/00                                                             9,500                         6,608
                                                                                                           ----------
Total Foreign Currency-Denominated Issues                                                                     788,447
                                                                                                           ==========
(Cost $775,777)

OTC Interest Rate Caps - 0.0%

3 Month LIBOR
  Strike @ 87.00 Exp. 12/20/95                                             $  1,000,000                            19
  Strike @ 88.00 Exp. 03/20/96                                                5,000,000                            25
  Strike @ 88.00 Exp. 03/20/96                                                4,891,000                           259
                                                                                                           ----------
Total OTC Interest Rate Caps                                                                                      303
                                                                                                           ==========
(Cost $303)

Purchased CME Put Options - 0.0%

Eurodollar December Futures
  Strike @ 90.00 Exp. 12/18/95                                                  650,000                            16
                                                                                                           ----------
Total Purchased CME Put Options                                                                                    16
                                                                                                           ==========
(Cost $20)

Preferred Stock - 0.1%
                                                                                 Shares

Banco Bilbao Vizcaya International                                              266,000                         7,121
Cleveland Electric Illuminating Co.                                               6,000                           581
                                                                                                           ----------
Total Preferred Stock                                                                                           7,702
                                                                                                           ==========
(Cost $7,623)

                                                                               Principal
                                                                                  Amount                         Value
                                                                                 (000's)                       (000's)
======================================================================================================================
Short-Term Instruments - 13.7%

Discount Notes - 12.1%
Abbott Laboratories
  5.690% due 10/11/95                                                      $      8,000                   $     7,988
  5.690% due 10/12/95                                                            19,000                        18,969
  6.030% due 10/17/95                                                             8,000                         7,980
  5.730% due 10/19/95                                                            44,400                        44,280
Associates Corp. of North America
  5.650% due 10/04/95                                                            60,000                        59,981
  5.690% due 11/16/95                                                             6,700                         6,651
  5.690% due 11/17/95                                                            37,000                        36,731
  5.680% due 11/22/95                                                            11,500                        11,407
  5.680% due 11/27/95                                                            12,250                        12,142
  5.700% due 11/28/95                                                               600                           594
  5.700% due 11/29/95                                                             1,500                         1,485
  5.680% due 12/04/95                                                            12,000                        11,869
AT&T Corp.
  6.040% due 10/03/95                                                            14,500                        14,497
  5.690% due 10/20/95                                                               900                           897
  5.630% due 10/27/95                                                             4,400                         4,383
  5.700% due 10/31/95                                                             2,400                         2,389
  5.650% due 11/03/95                                                             6,000                         5,970
  5.640% due 11/21/95                                                            45,000                        44,647
  5.640% due 11/21/95                                                             1,000                           992
  5.640% due 11/22/95                                                            27,900                        27,677
  5.670% due 12/08/95                                                             6,000                         5,932
Coca-Cola Co.
  5.870% due 10/11/95                                                               100                           100
Commonwealth Bank
  5.630% due 10/13/95                                                            26,500                        26,453
E.I. Du Pont de Nemours
  5.640% due 10/03/95                                                             1,600                         1,600
  5.840% due 10/03/95                                                             5,200                         5,198
  6.030% due 10/03/95                                                            11,100                        11,098
  6.050% due 10/10/95                                                            24,900                        24,866
  6.050% due 10/10/95                                                             5,900                         5,892
  6.060% due 01/03/96                                                            22,300                        21,952
  6.090% due 01/09/96                                                            15,000                        14,752
  6.070% due 01/11/96                                                            16,000                        15,731
Electricite de France
  5.630% due 10/10/95                                                            25,000                        24,969
Eli Lilly & Co.
  5.660% due 12/06/95                                                             4,000                         3,955
  6.050% due 01/09/96                                                             2,000                         1,967
  6.080% due 01/09/96                                                             9,500                         9,343
  5.610% due 01/09/96                                                             9,300                         9,151
Federal Home Loan Bank
  5.630% due 12/08/95                                                             1,000                           988
Federal Home Loan Mortgage Corp.
  5.610% due 11/07/95                                                             1,050                         1,044
Federal National Mortgage Assn.
  5.570% due 10/16/95                                                             4,465                         4,455
  5.600% due 10/17/95                                                            11,000                        10,974
  5.570% due 10/18/95                                                             5,505                         5,491
  5.580% due 10/23/95                                                               100                            99
  5.580% due 10/23/95                                                             2,100                         2,093
  5.610% due 10/26/95                                                             3,700                         3,686
  5.600% due 10/27/95                                                               940                           936
  5.600% due 11/02/95                                                             2,900                         2,885
General Electric Capital Corp.
  6.500% due 10/02/95                                                            25,400                        25,400
  5.800% due 10/05/95                                                             8,000                         7,996
  5.690% due 10/24/95                                                             6,000                         5,978
  5.840% due 10/25/95                                                             2,300                         2,291
Commonwealth of Canada
  5.950% due 10/17/95                                                            10,000                         9,975
Government of Western Australia
  5.700% due 11/17/95                                                             2,500                         2,482
Hewlett Packard Co.
  5.700% due 10/17/95                                                               700                           698

                                                                               Principal
                                                                                  Amount                         Value
                                                                                 (000's)                       (000's)
======================================================================================================================
  5.670% due 10/30/95                                                      $     11,731                   $    11,679
  5.670% due 11/07/95                                                             1,000                           994
  5.640% due 11/14/95                                                           115,100                       114,324
  5.680% due 01/05/96                                                             1,000                           984
  5.670% due 01/09/96                                                            16,500                        16,228
KFW International Financial
  5.750% due 10/05/95                                                             4,500                         4,498
  5.710% due 10/27/95                                                            27,500                        27,391
Merrill Lynch & Co.
  4.750% due 06/24/96                                                               450                           445
Motorola, Inc.
  5.700% due 10/26/95                                                            14,800                        14,744
National Rural Utilities Cooperative
  5.810% due 10/03/95                                                             1,300                         1,299
  5.720% due 10/13/95                                                            18,200                        18,168
New South Wales Treasury
  5.830% due 10/04/95                                                             8,700                         8,697
  6.015% due 10/04/95                                                             8,300                         8,297
  5.660% due 11/10/95                                                             1,000                           994
Norfolk Southern Corp.
  6.110% due 10/05/95                                                            10,500                        10,494
Ontario Hydro
  5.660% due 11/27/95                                                            13,900                        13,777
  5.670% due 11/27/95                                                             9,000                         8,920
Pitney Bowes Credit, Inc.
  5.740% due 10/03/95                                                             1,700                         1,700
  5.640% due 10/19/95                                                            16,000                        15,957
  5.710% due 10/23/95                                                               700                           698
  5.640% due 10/24/95                                                            11,300                        11,261
  5.670% due 11/10/95                                                               400                           398
Proctor & Gamble Co.
  5.640% due 10/27/95                                                            23,000                        22,910
Province of Alberta
  5.710% due 11/02/95                                                             2,100                         2,089
Province of British Columbia
  6.140% due 10/02/95                                                            16,700                        16,700
  5.625% due 10/05/95                                                             2,000                         1,999
  5.630% due 11/02/95                                                             3,000                         2,985
  6.300% due 11/14/95                                                               200                           198
Queensland Treasury Corp.
  5.630% due 10/12/95                                                            24,000                        23,962
  5.630% due 12/12/95                                                             8,000                         7,901
Rockwell International
  5.730% due 10/10/95                                                               800                           799
U.S. West Communications
  5.720% due 10/05/95                                                             9,200                         9,195
  5.720% due 10/06/95                                                            17,000                        16,989
  5.600% due 10/13/95                                                             4,105                         4,097
  5.690% due 10/20/95                                                            22,800                        22,735
  5.650% due 11/13/95                                                             2,300                         2,284
USX Corp.
  6.190% due 10/16/95                                                            27,500                        27,434
  6.182% due 10/25/95                                                            27,500                        27,391
Wal-Mart Stores
  5.710% due 10/06/95                                                             2,000                         1,999
Warner Lambert
  5.600% due 10/13/95                                                            10,500                        10,481
  5.830% due 10/13/95                                                            18,800                        18,767
  5.670% due 10/23/95                                                             2,200                         2,193
World Bank
  6.070% due 11/06/95                                                             1,600                         1,590
                                                                                                         ------------
                                                                                                            1,108,604
                                                                               Principal
                                                                                  Amount                         Value
                                                                                 (000's)                       (000's)
======================================================================================================================
Repurchase Agreements - 0.6%
State Street Bank
  5.250% due 10/02/95                                                      $     55,999                   $    55,999
  (Dated 09/29/95. Collateralized by
  U.S. Treasury Note 6.625% 03/31/97
  valued at $57,123,085. Repurchase
  proceeds are $56,023,500.)
Merrill Lynch
  5.700% due 10/02/95                                                               500                           500
  (Dated 09/25/95. Collateralized by
  U.S. Treasury Note 8.50% 05/15/97
  valued at $511,250. Repurchase
  proceeds are $500,238.)
                                                                                                         ------------
                                                                                                               56,499
U.S. Treasury Bills - 1.0%
  5.57% due 01/11/96                                                                500                           493
  5.70% due 10/26/95 - 02/08/96 (b) (g)                                          96,010                        95,438
                                                                                                         ------------
                                                                                                               95,931
                                                                                                         ------------
Total Short-Term Investments                                                                                1,261,034
                                                                                                         ============
(Cost $1,261,096)


TOTAL INVESTMENTS (A) - 110.4%                                                                            $10,140,684
(Cost $10,093,638)

WRITTEN OPTIONS (E) - 0.0%                                                                                     (3,296)
(Premiums $11,409)

OTHER ASSETS AND LIABILITIES (NET) - (10.4%)                                                                 (952,560)
                                                                                                         ------------
NET ASSETS - 100.0%                                                                                       $ 9,184,828
                                                                                                         ============

NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS):

(a)  At September 30, 1995, the net unrealized appreciation
     (depreciation) of investments based on cost for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for
     all investments in which there
     was an excess of value over tax cost.                                                                $   117,059

     Aggregate gross unrealized depreciation for all
     investments in which there was an excess of tax
     cost over value.                                                                                         (70,013)
                                                                                                         ------------
     Unrealized appreciation-net                                                                         $     47,046
                                                                                                         ============

(b) Securities with an aggregate market value of $95,438 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1995:

                                                                              Unrealized
                                                                           Appreciation/
Type                                                   Contracts          (Depreciation)
----------------------------------------------------------------------------------------
Republic of France 10 Year Bond                            1,100           $     (1,329)
Republic of Germany 10 Year Bond                           3,726                  2,438
UK Gilt                                                    2,617                 (4,788)
U.S. Treasury 2 Year Note (12/95)                            100                     11
U.S. Treasury 5 Year Note (12/95)                          5,352                  1,179
U.S. Treasury 10 Year Note (12/95)                        10,882                  3,198
U.S. Treasury 30 Year Bond (12/95)                         9,973                  7,083
                                                                           ------------
                                                                           $      7,792
                                                                           ============

Total Return Fund

September 30, 1995 (unaudited)

===============================================================================
(c) Foreign forward currency contracts outstanding at September 30, 1995:

                            Principal
                               Amount                                 Unrealized
                           Covered by          Expiration          Appreciation/
Type                         Contract               Month         (Depreciation)
--------------------------------------------------------------------------------
Buy           BP                3,300               10/95         $          61
Sell          C$              305,773               10/95                (1,366)
Buy           DM              180,596               10/95                   331
Sell          DM              494,446               10/95                (7,935)
Sell          DM               59,140               11/95                   188
Buy           ECU               4,416               11/95                    34
Sell          FF                4,535                6/96                    (5)
                                                                  --------------
                                                                  $      (8,692)
                                                                  ==============

(d)  Variable rate security. The rate listed is as of September 30, 1995.

(e)  Premiums received on Written Put Options:

                                                                            Premium           Market
Type                                                          Par          Received            Value
-----------------------------------------------------------------------------------------------------
CBOT U.S. Treasury Bond December Futures
     Strike @110.00 Exp. 11/18/95                    $    160,000           $ 1,012          $   550
CME Eurodollar December Futures
     Strike @ 91.50 Exp. 12/18/95                       2,551,000             2,613               64
     Strike @ 92.00 Exp. 12/18/97                         950,000               928               24
     Strike @ 92.50 Exp. 12/18/98                       1,000,000               269               25
     Strike @ 93.75 Exp. 12/18/95                       6,427,000             1,734              482
CME Eurodollar March Futures
     Strike @ 91.75 Exp. 03/18/96                       1,851,000               637               46
     Strike @ 92.25 Exp. 03/18/96                       1,000,000             1,569               25
     Strike @ 94.00 Exp. 03/18/96                       4,608,000             2,227            1,612
CME Eurodollar June Futures
     Strike @ 94.00 Exp. 06/17/96                         668,000               420              468
                                                                           --------------------------
                                                                            $11,409          $ 3,296
                                                                           ==========================

(f)  Principal amount denoted in indicated currency:

     BP   -   British Pound
     C$   -   Canadian Dollar
     DM   -   German Mark
     ECU  -   European Currency Unit
     FF   -   French Franc

(g)  Securities are grouped by coupon and represent a range of maturities.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

                                                        [PIE CHART APPEARS HERE]

                                                 Short-Term Instruments    22.3%
                                           Foreign-Currency Denominated    14.6%
                                                                  Other     2.8%
                                              Corporate Bonds and Notes    12.0%
                                             Mortgage-Backed Securities    59.3%

Total Return Fund III
September 30, 1995 (unaudited)

                                                                 Principal
                                                                    Amount                Value
                                                                   (000's)              (000's)
================================================================================================
Corporate Bonds and Notes - 12.0%
Banking and Finance - 0.4%
Associates Corp. of North America
  9.000% due 12/15/95                                         $        500          $       503
                                                                                    ------------
Industrials - 6.0%
Arkla, Inc.
  9.875% due 02/15/18                                                  500                  534
Coastal Corp.
 10.375% due 10/01/00                                                3,000                3,431
Time Warner, Inc.
  8.375% due 07/15/33                                                3,000                3,036
                                                                                    ------------
                                                                                          7,001
                                                                                    ============
Utilities - 5.6%
Cleveland Electric Illuminating Co.
  8.750% due 11/15/05                                                3,500                3,405
North Atlantic Energy
  9.050% due 06/01/02                                                  662                  680
Public Service of New Hampshire
 15.230% due 07/01/00                                                1,500                1,751
System Energy Resources
 10.500% due 09/01/96                                                   70                   72
Texas Gas Transmission Corp.
  9.625% due 07/15/97                                                  500                  525
                                                                                    ------------
                                                                                          6,433
                                                                                    ------------
Total Corporate Bonds and Notes                                                          13,937
                                                                                    ============
(Cost $14,054)

U.S. Treasury Notes - 0.2%
  5.500% due 04/30/96                                                   40                   40
  4.750% due 08/31/98                                                   50                   48
  7.125% due 10/15/98                                                   50                   52
  7.125% due 09/30/99                                                   50                   52
                                                                                    ------------
Total U.S. Treasury Notes                                                                   192
                                                                                    ============
(Cost $190)

U.S. Government Agencies - 0.6%
Federal National Mortgage Association
  9.150% due 04/10/98                                                  300                  322
  5.870% due 10/15/03                                                   50                   47
Government Trust Certificate - Greece
  8.000% due 05/15/98                                                  276                  282
                                                                                    ------------
Total U.S. Government Agencies                                                              651
                                                                                    ============
(Cost $632)

Mortgage Backed Securities - 59.3%
Federal Home Loan Mortgage Corporation - 0.5%
  8.000% due 02/01/06                                                  551                  565
Federal National Mortgage Association - 3.3%
  6.390% due 07/01/17 (d)                                              120                  121
  6.391% due 2/1/27 - 08/01/29 (d)(g)                                  189                  191
  7.866% due 07/01/23 (d)                                            1,905                1,960
  8.250% due 07/01/17                                                  219                  227
  8.500% due 02/01/07                                                1,264                1,307
  9.000% due 07/01/05                                                   75                   79
                                                                                    ------------
                                                                                          3,885
                                                                                    ============

                                                                 Principal
                                                                    Amount                Value
                                                                   (000's)              (000's)
===============================================================================================
Government National Mortgage Association - 25.0%
  6.500% due 10/20/24 - 11/20/24(d)(g)                       $       9,266          $     9,419
  6.500% due 10/19/25                                               15,000               14,470
  7.000% due 06/20/22 (d)                                            4,986                5,063
                                                                                    -----------
                                                                                         28,952
                                                                                    ===========
Collateralized Mortgage Obligations - 20.4%
Chase Mortgage Financial Corp.
  7.500% due 03/25/24                                                 262                  261
  9.500% due 04/25/24                                                 275                  281
CMO Trust
  8.000% due 01/01/17                                               5,882                5,991
Federal Home Loan Mortgage Corp.
  8.000% due 05/15/00 - 02/15/15 (g)                                2,607                2,662
  7.500% due 04/15/19                                               3,144                3,165
Federal National Mortgage Assn.
  7.750% due 07/25/19                                                 502                  510
Greenwich
  7.073% due 11/25/24 (d)                                           4,040                4,150
PNC Mortgage Securities Corp.
  7.500% due 06/25/10                                               1,575                1,579
Residential Funding
  9.000% due 07/01/21                                                 685                  692
Resolution Trust Corp.
  8.835% due 12/25/23                                               2,500                2,625
Sears Mortgage
  8.713% due 05/25/32 (d)                                           1,621                1,683
                                                                                    -----------
                                                                                        23,599
                                                                                    ===========
Other Mortgage-Backed Securities - 7.3%
Guardian
  7.218% due 07/25/20                                               1,767                1,343
Resolution Trust Corp.
  8.625% due 10/25/21                                                 759                  761
  7.657% due 05/25/29                                               3,500                3,523
Ryland Acceptance Corp.
  7.873% due 09/25/23                                               2,759                2,800
                                                                                    -----------
                                                                                         8,427
                                                                                    ===========
Stripped Mortgage-Backed Securities - 2.8%
Federal Home Loan Mortgage Corp. (IO)
  6.500% due 04/15/22                                              10,000                1,533
Resolution Trust Corp. (PO)
  0.000% due 09/25/00                                               1,856                1,712
                                                                                    -----------
                                                                                         3,245
                                                                                    -----------
Total Mortgage-Backed Securities                                                        68,673
                                                                                    ===========
(Cost $68,748)

Sovereign Issues - 2.0%
Republic of Argentina
  7.313% due 03/31/05                                               2,000                1,240
Province of Quebec
  8.800% due 04/15/03                                               1,000                1,112
                                                                                    -----------
Total Sovereign Issues                                                                   2,352
                                                                                    ===========
(Cost $2,300)

Foreign Currency-Denominated Issues (c)(f) - 14.6%
Commonwealth of Canada
  8.500% due 04/01/02                                       C$      2,000                1,562
  8.750% due 12/01/05                                               2,520                2,009
Province of Saskatchewan
 11.000% due 01/09/01                                               2,000                1,701
Republic of Germany
  6.250% due 01/04/24                                       DM      5,000                3,013

Total Return Fund III

September 30, 1995 (unaudited)

                                                                 Principal
                                                                    Amount                Value
                                                                   (000's)              (000's)
===============================================================================================
United Kingdom Gilt
  9.500% due 04/15/05                                       BP      5,000          $     8,592
                                                                                    -----------
Total Foreign Currency-Denominated Issues                                               16,877
                                                                                    ===========
(Cost $16,858)

Purchased CME Put Option - 0.0%

Eurodollar June Futures
  Strike @ 90.75   Exp. 6/17/96                              $    110,000                    0
                                                                                    -----------
Total Purchased CME Put Option                                                               0
                                                                                    ===========
(Cost $2)

Short-Term Instruments - 22.3%

Discount Notes - 20.2%

AT&T Corp.
  5.670% due 12/08/95                                               2,500                2,472
Federal National Mortgage Assn.
  5.600% due 10/10/95                                               4,100                4,095
Government of Western Australia
  5.700% due 10/24/95                                               5,100                5,082
Hewlett Packard Co.
  5.730% due 10/17/95                                                 750                  748
KFW International Financial
  5.750% due 10/05/95                                                 200                  200
Minnesota Mining & Mfg. Co.
  5.820% due 11/15/95                                                 600                  596
Motorola, Inc.
  5.700% due 10/26/95                                               3,100                3,088
National Rural Utilities Cooperative
  5.720% due 10/13/95                                                 300                  298
Pitney Bowes Credit, Inc.
  5.740% due 10/03/95                                                 750                  750
Province of British Columbia
  5.625% due 10/05/95                                               4,200                4,198
Wal-Mart Stores
  5.710% due 10/06/95                                               1,800                1,799
                                                                                    -----------
                                                                                        23,326
                                                                                    ===========
Repurchase Agreement - 1.1%

State Street Bank
  5.250% due 10/02/95                                               1,297                1,297
                                                                                    -----------
  (Dated 9/29/95. Collateralized by
  U.S. Treasury Note 6.625% 03/31/97
  valued at $1,325,499. Repurchase
  proceeds are $1,297,567)

U.S. Treasury Bills - 1.0%

  5.565% due 10/26/95 - 02/08/96(b)(g)                              1,200                1,192
                                                                                    -----------
Total Short-Term Instruments                                                            25,815
                                                                                    ===========
(Cost $25,818)

TOTAL INVESTMENTS (a) - 111.0%                                                     $   128,497
(Cost $128,602)

WRITTEN OPTIONS (e) - (0.1%)                                                              (104)
(Premiums $155)

OTHER ASSETS AND LIABILITIES (NET) - (10.9%)                                           (12,676)
                                                                                    -----------

NET ASSETS - 100.0%                                                                $   115,717
                                                                                    ===========
===============================================================================================
NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS)

(a)  At September 30, 1995, the net unrealized appreciation
     (depreciation) of investments based on cost for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for
     all investments in which there was an excess
     of value over tax cost.                                                       $     1,068

     Aggregate gross unrealized depreciation for all
     investments in which there was an excess of tax
     cost over value.                                                                   (1,173)
                                                                                    -----------
     Unrealized depreciation-net                                                   $      (105)
                                                                                    ===========

(b) Securities with an aggregate market value of $1,192 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1995:


                                                                            Unrealized
Type                                                Contracts             Depreciation
--------------------------------------------------------------------------------------
Republic of Germany 10 Year Bond (12/95)                   30             $        38
U.S. Treasury 5 Year Note (12/95)                         100                      (3)
U.S. Treasury 10 Year Note (12/95)                         98                      24
U.S. Treasury 30 Year Bond (12/95)                        150                     108
                                                                           -----------
                                                                          $       167
                                                                           ===========

(c) Foreign forward currency contracts outstanding at September 30, 1995:

                              Principal
                                 Amount
                                Covered           Expiration              Unrealized
Type                        by Contract                Month            Depreciation
--------------------------------------------------------------------------------------
Sell          BP                  5,353                10/95            $       (99)
Sell          C$                  4,325                10/95                     (4)
Sell          DM                  4,495                10/95                    (79)
Sell                              3,550                10/95                    (92)
                                                                         -----------
                                                                        $      (274)
                                                                         ===========

(d)  Variable rate security. The rate listed is as of September 30, 1995.

(e)  Premiums received on Written Put Options:

                                                          Premiums            Market
Type                                       Par            Received            Value
--------------------------------------------------------------------------------------
CBOT U.S. T-Bond Futures
  Strike @110.00  Exp. 11/18/95            $   10,000       $ 81                $  34
CME Eurodollar December  Futures
  Strike @ 94.00  Exp. 12/18/95               200,000         74                   70
                                                           ---------------------------
                                                            $155                $ 104
                                                           ===========================

(f)  Principal amount denoted in indicated currency:

     BP  -  British Pound
     C$  -  Canadian Dollar
     DM  -  German Mark

(g)  Securities are grouped by coupon and represent a range of maturities.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

                                                        [PIE CHART APPEARS HERE]

                                                       Sovereign Issues     4.0%
                                                                  Other     6.2%
                                             Mortgage-Backed Securities    81.4%
                                              Corporate Bonds and Notes    32.1%

Low Duration Fund
September 30, 1995 (unaudited)

                                                               Principal
                                                                  Amount                 Value
                                                                 (000's)               (000's)
==============================================================================================
Corporate Bonds and Notes - 32.1%
Banking and Finance - 12.7%
American Express Co.
  8.750% due 06/15/96                                       $      1,000           $     1,019
American General Financial Corp.
  6.000% due 02/23/98                                              1,000                   992
Associates Corp. of North America
  7.250% due 05/15/98                                                500                   512
  7.500% due 05/15/99                                              1,000                 1,036
Banc One Corp.
  7.250% due 08/01/02                                                500                   516
Bancomer
  8.000% due 07/07/98                                              4,000                 3,655
BankAmerica Corp.
  7.200% due 09/15/02                                                100                   102
Bankers Trust
  8.250% due 07/02/96                                              3,000                 3,042
  7.250% due 11/01/96                                              5,500                 5,558
Banponce Corp.
  6.188% due 01/27/97 (d)                                          5,000                 5,015
Capital One Bank
  6.363% due 12/05/95 (d)                                         20,000                19,999
  7.300% due 07/26/96 (d)                                         15,000                15,024
Chrysler Financial Corp.
  8.125% due 12/15/96                                             15,000                15,316
Citicorp
  6.000% due 05/29/98                                              8,000                 7,959
Commercial Credit
  5.500% due 05/15/98                                              1,000                   977
Den Danske Bank
  7.038% due 06/23/00 (d)                                          1,000                 1,011
Discover Credit Corp.
  8.970% due 07/08/96                                              2,000                 2,037
  9.000% due 07/24/96                                              7,500                 7,648
  8.875% due 08/07/96                                              5,000                 5,097
  7.760% due 05/13/97                                              5,000                 5,096
Ford Capital
  9.000% due 06/01/96                                              4,800                 4,889
Ford Motor Credit Corp.
  7.875% due 01/15/97                                                700                   714
  6.800% due 08/15/97                                                500                   505
  6.520% due 02/03/98                                              1,000                 1,005
General Motors Acceptance Corp.
  9.000% due 12/27/95                                              1,000                 1,006
  9.000% due 01/16/96                                              1,000                 1,009
  8.950% due 02/05/96                                                750                   758
  8.600% due 05/10/96                                              1,050                 1,065
  8.800% due 07/03/96                                              1,500                 1,530
  8.800% due 07/08/96                                              1,850                 1,887
  5.840% due 07/19/96 (d)                                          7,500                 7,506
  6.040% due 07/26/96 (d)                                          7,750                 7,749
  6.625% due 08/01/96                                              5,000                 5,021
  8.100% due 09/19/96                                                250                   255
  8.000% due 10/01/96                                                500                   509
  6.363% due 10/15/96 (d)                                         16,000                16,040
  8.250% due 01/13/97                                              9,000                 9,225
  8.000% due 01/23/97                                             17,000                17,383
  7.750% due 01/24/97                                              2,500                 2,549
  7.625% due 02/28/97                                             10,000                10,191
Goldman Sachs
  5.000% due 08/23/96                                             17,455                17,270
Home Savings of America
 10.500% due 06/12/97                                              4,000                 4,073
Kansallis-Osake
  8.438% due 09/30/43 (d)                                         13,500                13,838
Lehman Brothers, Inc.
  7.000% due 05/15/97                                                500                   504
  7.375% due 08/15/97                                                500                   507

                                                                Principal
                                                                   Amount                 Value
                                                                  (000's)               (000's)
==============================================================================================
Manufacturers Hanover Corp.
  6.375% due 04/30/97 (d)                                   $      6,000           $     5,966
Marine Midland Bank
  6.125% due 09/27/96 (d)                                          2,000                 2,000
NCNB Corp.
 10.500% due 03/15/99                                              9,000                 9,167
Norwest Financial, Inc.
  6.400% due 11/15/96                                             15,000                15,070
Salomon, Inc.
  6.630% due 01/19/96                                                500                   500
  5.720% due 06/11/96                                              3,000                 2,978
  5.200% due 01/20/97                                                750                   736
  8.850% due 02/10/97                                              2,000                 2,054
  8.670% due 02/13/97                                              1,500                 1,529
  5.930% due 03/17/97                                             12,590                12,451
  7.125% due 08/01/99                                              1,000                   996
Security Pacific Corp.
  5.746% due 08/15/96 (d)                                          2,500                 2,488
Signet Banking Corp.
  6.000% due 05/15/97 (d)                                          2,095                 2,106
  6.063% due 04/15/98 (d)                                          2,865                 2,865
Society National Bank
  6.875% due 10/15/96                                             19,375                19,522
                                                                                    -----------
                                                                                       309,027
                                                                                    ===========
Industrials - 13.4%
AMR Corp.
  8.730% due 08/19/96                                              1,000                 1,020
  7.600% due 01/27/97                                              2,000                 2,028
  6.500% due 03/15/97                                              4,305                 4,297
  9.500% due 07/15/98                                              1,000                 1,064
  8.100% due 11/01/98                                              2,000                 2,059
  8.730% due 11/02/98                                              3,000                 3,166
  9.910% due 03/01/01                                              2,500                 2,775
  10.000% due 03/07/01                                             4,000                 4,456
  9.440% due 05/15/01                                              5,000                 5,454
  9.125% due 10/24/01                                              1,000                 1,079
Arkla, Inc.
  8.780% due 07/19/96                                              9,500                 9,638
  9.875% due 04/15/97                                             11,500                12,056
Coastal Corp.
 10.375% due 10/01/00                                              5,000                 5,718
 11.750% due 06/15/06                                             15,000                16,144
Consolidated Natural Gas Co.
  8.750% due 06/01/99                                                400                   431
Delta Airlines
  7.790% due 12/01/98                                              4,449                 4,514
E. I. Du Pont de Nemours
  8.500% due 02/10/98                                                100                   105
Ford Motor Co.
  8.180% due 06/30/96                                              4,763                 5,050
  9.000% due 09/15/01                                                500                   556
  9.250% due 07/15/97                                             14,900                15,650
General Motors Corp.
  9.750% due 05/15/99                                              2,300                 2,351
McGaw, Inc.
 10.375% due 04/01/99                                              1,000                 1,035
Minnesota Mining & Mfg. Co.
  6.250% due 03/29/99                                                200                   199
Nabisco, Inc.
  8.300% due 04/15/99                                              2,900                 3,032
  8.000% due 01/15/00                                             16,675                17,465
News America Holdings Corp.
  12.000% due 12/15/01                                             4,805                 5,390
Pfizer, Inc.
  6.500% due 02/01/97                                                500                   503
Philip Morris Co.
  7.500% due 03/15/97                                                250                   255

Low Duration Fund
September 30, 1995 (unaudited)

                                                                Principal
                                                                   Amount                 Value
                                                                  (000's)               (000's)
===============================================================================================
  8.750% due 12/01/96                                       $      8,250           $     8,475
  9.800% due 12/15/98                                             14,375                14,470
Sears Roebuck & Co.
  9.000% due 09/15/96                                              1,500                 1,538
  9.250% due 04/15/98                                              5,750                 6,127
  9.360% due 06/12/96                                                500                   530
Tenneco, Inc.
  10.850% due 10/30/98                                             3,629                 3,921
Time Warner, Inc.
  7.450% due 02/01/98                                                810                   825
  6.835% due 08/15/00                                             35,413                35,497
  7.975% due 08/15/04                                             21,248                21,733
  8.110% due 08/15/06                                             42,495                43,535
  8.180% due 08/15/07                                             42,495                43,514
United Airlines
  6.750% due 12/01/97                                             11,875                11,778
USX Corp.
  7.750% due 01/21/98                                              2,000                 2,042
Varity Corp.
  11.375% due 11/15/98                                             4,650                 4,876
                                                                                    -----------
                                                                                       326,351
                                                                                    ===========
Utilities - 6.0%
Alabama Power
  7.250% due 08/01/07                                                100                   100
Carolina Power & Light
  7.900% due 12/27/96                                             16,300                16,639
Centel Capital Corp.
  9.875% due 10/01/98                                              3,650                 3,651
Central Power & Light
  6.625% due 01/01/98                                                100                   100
Cleveland Electric Illuminating Co.
  9.100% due 07/22/96                                              1,500                 1,517
  9.450% due 12/01/97                                             11,400                11,719
  8.330% due 10/30/98                                              1,500                 1,506
  9.375% due 03/01/17                                              3,000                 2,840
CMS Energy
  9.500% due 10/01/97                                              9,500                 9,818
Commonwealth Edison Co.
  5.750% due 12/01/96                                              2,000                 1,980
  8.130% due 08/15/96                                              5,000                 5,068
  8.875% due 05/15/97                                              7,000                 7,238
Consumers Power Co.
  8.750% due 02/15/98                                              5,000                 5,201
CTC Mansfield Funding
  11.125% due 09/30/16                                             7,985                 8,105
Detroit Edison
  6.000% due 12/01/96                                              4,040                 4,023
Gulf States Utilities
  6.670% due 11/01/96                                              2,500                 2,505
Long Island Lighting Co.
  7.300% due 07/15/99                                              3,000                 2,979
Louisiana Power & Light Co.
  7.740% due 07/01/02                                             10,500                10,694
  10.300% due 01/02/05                                             2,999                 3,137
New Orleans Public Service
  10.950% due 05/01/97                                             4,200                 4,389
North Atlantic Energy
  9.050% due 06/01/02                                              5,000                 5,134
Northern States Power Co.
  5.875% due 10/01/97                                                100                    99
Northern Telecom
  8.250% due 06/13/96                                              1,000                 1,014
Ohio Edison
  8.500% due 05/01/96                                              3,200                 3,240
Pennsylvania Power Co.
  9.000% due 12/01/96                                              5,500                 5,634

                                                                Principal
                                                                   Amount                 Value
                                                                  (000's)               (000's)
===============================================================================================
Public Service Electric & Gas
  6.000% due 01/01/98                                       $      1,000           $       992
Public Service of New Hamphire
 15.230% due 07/01/00                                                844                   985
Texas Gas Transmission Corp.
  9.625% due 07/15/97                                              3,000                 3,151
Texas-New Mexico Power
 11.250% due 01/15/97                                              2,500                 2,615
Transcontinental Gas Pipeline
  9.000% due 11/15/96                                              4,850                 4,993
  8.125% due 01/15/97                                              5,500                 5,623
  6.210% due 05/15/00                                              6,309                 6,302
United Illuminating
  9.760% due 01/02/06                                              3,368                 3,540
Utilicorp United
  9.300% due 12/01/95                                              1,000                 1,003
                                                                                    -----------
                                                                                       147,534
                                                                                    -----------
Total Corporate Bonds and Notes                                                        782,912
                                                                                    ===========
(Cost $775,745)

U.S. Government Agencies - 0.3%
Federal Home Loan Mortgage Corp.
  8.250% due 05/27/96                                                100                   102
  6.050% due 10/27/97                                                 50                    50
  7.300% due 10/28/02                                                100                   102
  8.440% due 10/27/04                                                500                   521
  9.500% due 11/10/20                                              1,300                 1,392
Federal National Mortgage Assn.
  7.090% due 11/01/96                                                100                   100
  5.740% due 02/12/98                                                200                   200
  5.200% due 07/10/98                                              1,500                 1,466
Small Business Administration
  8.250% due 01/25/13 (d) (d)                                      1,838                 1,941
  7.500% due 02/25/14 (d) (d)                                      1,524                 1,587
Student Loan Marketing Assn.
  7.560% due 12/09/96                                                100                   102
                                                                                    -----------
Total U.S. Government Agencies                                                           7,563
                                                                                    ===========
(Cost $7,354)

Mortgage-Backed Securities - 81.4%
Federal Home Loan Mortgage Corporation - 2.3%
  5.000% due 05/01/98 - 08/01/98 (g)                                  65                    64
  5.500% due 05/01/98 - 04/01/07 (g)                                 667                   651
  5.631% due 01/01/24 (d) (d)                                      5,285                 5,384
  5.887% due 01/01/24 (d) (d)                                      9,258                 9,385
  5.897% due 11/01/23 (d) (d)                                      5,943                 5,999
  6.500% due 01/01/02 - 02/01/05 (g)                                 239                   236
  6.603% due 08/01/24 (d) (d)                                      4,225                 4,323
  6.751% due 10/01/23 (d) (d)                                      8,011                 8,088
  7.000% due 01/01/17 (d) (d)                                        124                   127
  7.250% due 07/01/07                                                116                   116
  7.311% due 02/01/20 (d) (d)                                      6,280                 6,366
  7.500% due 09/01/06 - 10/16/25 (g)                               1,281                 1,291
  7.544% due 11/01/22 (d) (d)                                      6,202                 6,280
  8.000% due 07/01/06 - 04/01/07 (g)                                 524                   536
  8.250% due 10/01/07 - 11/01/07 (g)                                  94                    96
  8.500% due 07/01/01 - 01/01/12 (g)                               1,129                 1,161
  8.750% due 02/01/01 - 04/01/02 (g)                                 303                   311
  9.000% due 09/01/98 - 07/01/04 (g)                                 386                   397
  9.250% due 07/01/01                                                 26                    26
  9.500% due 03/01/01 - 12/01/04 (g)                                 360                   375
  9.750% due 03/01/01                                              2,141                 2,259
 10.000% due 04/01/01 - 09/15/09 (g)                                  49                    51
 10.500% due 07/01/00 - 12/01/16 (g)                                 279                   298
 10.750% due 10/01/00 - 08/01/11 (g)                               1,122                 1,221
 11.250% due 10/01/14                                                 14                    16

                                                                Principal
                                                                   Amount                 Value
                                                                  (000's)               (000's)
-----------------------------------------------------------------------------------------------
  11.500% due 10/01/15                                      $          2           $         3
  11.750% due 11/01/10 - 08/01/15 (g)                                 33                    37
  14.000% due 09/01/12 - 12/01/12 (g)                                  9                    10
                                                                                    -----------
                                                                                        55,107
                                                                                    ===========
Federal Housing Administration - 0.9%
  6.950% due 04/01/14                                              1,883                 1,883
  7.260% due 11/01/19                                              1,156                 1,163
  7.430% due 10/01/19 - 12/01/21 (g)                              15,234                15,437
  9.750% due 02/01/24                                              3,786                 4,066
                                                                                    -----------
                                                                                        22,549
                                                                                    ===========
Federal National Mortgage Association - 3.2%
  5.385% due 01/01/24 (d)                                         12,932                13,029
  6.325% due 04/01/18 (d)                                         10,187                10,225
  6.394% due 03/01/18 - 02/01/19  (d)                              1,041                 1,051
  6.422% due 10/01/24 (d)                                         24,160                24,922
  6.429% due 04/01/19 (d)                                            131                   132
  6.500% due 06/01/08                                                 57                    55
  7.000% due 12/01/06 - 09/01/07  (g)                                133                   131
  7.728% due 07/01/23 (d)                                          6,738                 6,915
  7.833% due 10/01/23 (d)                                         10,326                10,613
  8.000% due 03/01/04                                                346                   356
  8.319% due 05/01/97 (d)                                            572                   584
  8.500% due 03/01/08 - 02/01/17  (g)                                820                   857
  9.000% due 05/01/97 - 08/01/98  (g)                              1,468                 1,509
  10.000% due 02/01/04 - 06/01/19  (g)                             5,095                 5,504
  10.500% due 06/01/05 - 11/01/05  (g)                               645                   702
  11.000% due 10/01/98 - 09/01/00  (g)                                70                    74
  11.250% due 12/01/10 - 10/01/15  (g)                               419                   467
  12.000% due 01/01/15 - 10/01/15  (g)                                19                    21
  12.750% due 02/01/14 - 11/01/14  (g)                               175                   200
  13.000% due 07/01/15                                                10                    11
  13.250% due 09/01/11                                                36                    41
  13.500% due 04/01/14                                                10                    11
  14.000% due 11/01/14                                                16                    19
  15.500% due 10/01/12 - 12/01/12  (g)                               101                   118
  15.750% due 12/01/11                                                81                    96
  16.000% due 09/01/12 - 12/01/12  (g)                                42                    49
                                                                                    -----------
                                                                                        77,692
                                                                                    ===========
Government National Mortgage Association. - 42.1%
  5.500% due 08/20/25 (d)                                          4,994                 4,939
  6.500% due 08/20/22 - 10/20/23  (d)                             28,489                28,853
  6.500% due 07/20/22 - 06/20/25  (g)                            114,533               115,754
  7.000% due 05/20/22 - 05/20/25  (d)                            135,586               138,402
  7.000% due 09/20/24 - 11/20/24  (g)                            315,359               312,896
  7.375% due 05/20/22 - 04/20/23  (d)                             46,377                47,249
  7.500% due 02/20/25 - 06/20/25  (d)                             36,450                37,404
  7.500% due 03/20/25 - 10/19/25  (g)                            104,422               105,587
  8.000% due 07/15/04 - 11/20/25  (g)                            225,013               231,513
  9.750% due 07/15/13 - 02/15/20  (g)                              1,933                 2,092
  10.750% due 10/15/98                                                54                    56
  11.750% due 07/15/13 - 09/15/15  (g)                               599                   675
  12.000% due 06/20/15                                                40                    46
  13.500% due 05/15/11 - 11/15/12  (g)                                74                    86
  13.750% due 06/15/96 - 10/15/96  (g)                                51                    52
  14.750% due 11/15/96                                                 3                     3
  16.500% due 12/15/11                                                 1                     1
  16.750% due 12/15/96 - 12/15/11  (g)                                35                    37
                                                                                    -----------
                                                                                     1,025,645
                                                                                    ===========
Collateralized Mortgage Obligations - 24.3%
American Southwest Financial
  5.100% due 06/02/99                                             16,565                15,912
  9.200% due 07/01/16                                                553                   570
  9.400% due 08/01/16                                              6,250                 6,225

                                                                Principal
                                                                   Amount                 Value
                                                                  (000's)               (000's)
-----------------------------------------------------------------------------------------------
Bear Stearns
  8.200% due 09/25/22                                       $      2,299           $     2,313
  8.000% due 05/25/23                                                832                   849
Capstead
  7.400% due 04/25/18                                             15,779                15,823
  7.800% due 02/25/22                                              1,990                 2,016
  8.300% due 03/25/22                                             12,927                12,911
  7.500% due 02/25/23                                              3,105                 3,087
Chase Mortgage Financial Corp.
  10.000% due 11/25/09                                             2,095                 2,197
  7.500% due 10/25/24                                                115                   115
Citicorp Mortgage Securities, Inc.
  9.000% due 10/01/01                                                139                   145
  9.000% due 11/01/01                                              2,707                 2,724
  8.500% due 06/25/06                                              3,245                 3,242
  9.000% due 07/25/06                                              1,407                 1,411
  9.350% due 06/01/10                                                 95                    96
  7.250% due 11/01/11                                              2,242                 2,226
  10.000% due 01/25/13                                               187                   194
  9.500% due 10/25/15                                              2,693                 2,762
  9.500% due 11/01/16                                              1,846                 1,928
  8.500% due 03/01/17                                              4,460                 4,566
CMO Trust
  6.625% due 01/20/03 (d)                                             51                    51
  9.500% due 06/25/20                                                904                   964
Collateralized Mortgage Securities Corp.
  7.985% due 05/01/17                                             15,528                15,842
Conseco Commercial Mortgage
  9.700% due 07/15/04                                              4,873                 4,967
Countrywide
  7.177% due 11/25/24 (d)                                         16,841                17,204
  7.340% due 01/25/35 (d)                                         29,081                28,645
  8.000% due 12/25/24                                              9,155                 9,185
Donaldson, Lufkin & Jenrette
  11.000% due 08/01/19                                             3,162                 3,451
  4.571% due 03/25/24 (d)                                         27,309                26,302
  6.756% due 05/25/24 (d)                                          8,515                 8,662
Federal Home Loan Mortgage Corp.
  9.000% due 01/15/04                                                500                   517
  9.000% due 04/15/04                                                500                   511
  9.000% due 12/15/05                                              1,000                 1,027
  12.500% due 09/30/13                                             2,338                 2,612
  8.875% due 01/15/15                                                  5                     5
  11.000% due 11/30/15                                             5,531                 6,176
  8.500% due 07/15/16                                                476                   475
  8.000% due 04/15/19                                              3,600                 3,637
  8.500% due 06/15/19                                              9,234                 9,285
  10.000% due 07/15/19                                               525                   566
  8.500% due 09/15/19                                              7,847                 7,974
  9.000% due 11/15/19                                              4,714                 4,873
  7.950% due 02/15/20                                              6,409                 6,501
  9.000% due 02/15/20                                              2,296                 2,340
  8.250% due 03/15/20                                                706                   718
  7.500% due 04/15/20                                              2,900                 2,956
  8.000% due 04/15/20                                              2,500                 2,577
  10.000% due 05/15/20                                               350                   394
  8.950% due 11/15/20                                              5,570                 5,647
  7.500% due 12/15/20                                              2,000                 2,035
  9.500% due 01/15/21                                              4,655                 4,931
  8.000% due 04/15/21                                              2,844                 2,910
  9.000% due 05/15/21                                                650                   688
  7.000% due 08/15/21                                             24,300                24,320
  3.440% due 05/15/23 (d)                                         10,000                 4,669
  3.725% due 03/15/24 (d)                                          4,863                 2,618
Federal National Mortgage Assn.
  8.950% due 05/25/03                                                218                   225
  9.000% due 07/25/03                                              1,550                 1,607
  9.400% due 07/25/03                                                339                   353
  8.500% due 09/25/06                                                697                   711

Low Duration Fund

September 30, 1995 (unaudited)


                                                                Principal
                                                                   Amount                 Value
                                                                  (000's)               (000's)
===============================================================================================
  6.875% due 06/25/09                                       $      6,697           $     6,699
  7.000% due 04/25/15                                              5,039                 5,056
  7.500% due 01/25/16                                              1,000                 1,005
  5.750% due 04/25/16                                              6,835                 6,649
  9.000% due 06/25/17                                                144                   145
  7.500% due 10/25/17                                                  3                     3
  8.000% due 01/25/19                                                441                   444
  7.500% due 02/25/19                                                588                   589
  8.000% due 05/25/19                                              4,291                 4,342
  8.750% due 05/25/19                                                250                   259
  9.000% due 05/25/19                                              4,575                 4,668
  9.300% due 05/25/19                                                168                   172
  9.000% due 07/25/19                                              1,391                 1,436
  9.000% due 08/25/19                                              6,834                 6,937
  9.500% due 03/25/20                                              7,214                 7,623
  9.500% due 05/25/20                                              1,450                 1,569
  8.000% due 07/25/20                                             15,178                15,448
  8.500% due 01/25/21                                                456                   466
  9.000% due 03/25/21                                              9,132                 9,432
  9.000% due 04/25/21                                                300                   323
  8.000% due 03/25/22                                                335                   335
  2.289% due 01/25/24 (d)                                          8,387                 3,782
First Boston Mortgage Securities Corp.
  7.500% due 07/25/19                                                398                   397
  7.050% due 07/25/23                                              1,093                 1,097
Glendale Federal Savings & Loan
  7.480% due 03/25/30 (d)                                          4,232                 4,274
Government National Mortgage Assn.
  7.250% due 07/25/15                                              5,000                 5,036
Greenwich
  7.073% due 11/25/24 (d)                                         22,627                23,242
  7.422% due 04/25/25 (d)                                         12,991                13,381
Guaranteed Mortgage Corp.
 11.000% due 12/01/15                                                231                   238
Holco Mortgage
  8.430% due 12/01/03                                                 50                    50
Home MAC Mortgage Securities Corp.
  8.550% due 07/01/08                                                 84                    84
Homestead Mortage Acceptance Corp.
 11.450% due 09/01/15                                              2,611                 2,808
Independent National Mortgage Corp.
  8.250% due 03/25/25                                             22,925                23,270
Merrill Lynch Mortgage
 10.000% due 11/15/08                                                406                   417
  9.400% due 12/27/18                                              5,000                 5,045
  9.650% due 05/20/19                                             13,685                13,940
Norwest Mortgage
 12.375% due 01/01/14                                                415                   451
 12.500% due 02/01/14                                                927                   995
 12.250% due 04/01/14                                                719                   793
Prudential Bache
  6.394% due 09/01/18 (d)                                             90                    91
Prudential Home
  6.500% due 04/25/00                                                132                   130
  7.500% due 09/25/07                                                878                   888
  7.000% due 11/25/07                                              3,991                 4,008
  7.000% due 06/25/23                                              3,014                 2,925
  8.500% due 06/25/25                                             31,104                31,490
Prudential Securities
  8.000% due 12/25/20                                              2,000                 2,047
Residential Funding
  9.250% due 11/01/02                                                912                   930
  5.751% due 07/01/19 (d)                                          1,407                 1,338
  7.149% due 09/25/19 (d)                                            525                   516
  8.250% due 07/25/21                                              2,113                 2,109
  9.000% due 12/25/21                                                494                   502
  7.650% due 11/25/22                                                115                   114
Resolution Trust Corp.
  6.000% due 01/15/04                                                581                   581

                                                                Principal
                                                                   Amount                 Value
                                                                  (000's)               (000's)
===============================================================================================
  6.743% due 09/25/19 (d)                                   $      4,702          $      4,661
  5.922% due 01/25/21 (d)                                            351                   338
  7.358% due 07/25/21 (d)                                            102                   104
 10.387% due 08/25/21 (d)                                          1,757                 1,841
  6.850% due 10/25/21                                              2,089                 2,081
  7.850% due 05/25/22                                                318                   319
 10.000% due 05/25/22                                                467                   480
  7.250% due 10/25/23                                              1,472                 1,469
  9.500% due 05/25/24                                                827                   806
  8.000% due 07/25/24                                              3,376                 3,370
  7.000% due 10/25/24                                                131                   131
  8.750% due 05/25/26                                                126                   126
  5.583% due 09/25/27 (d)                                          3,808                 3,647
  9.000% due 09/25/28                                                503                   509
Ryland Acceptance Corp.
  8.000% due 03/01/18                                              3,029                 2,943
  9.500% due 07/01/18                                              1,904                 1,943
Salomon Mortgage
 12.000% due 05/01/15                                              1,076                 1,081
 11.500% due 09/01/15                                              1,502                 1,648
  7.180% due 12/25/17 (d)                                          3,752                 3,732
  6.700% due 01/25/18 (d)                                            183                   182
  0.000% due 03/25/24 (d)                                         10,806                10,821
Sears Mortgage
 12.000% due 02/25/14                                                243                   268
  8.713% due 05/25/32 (d)                                          1,326                 1,376
Shearson Lehman
  9.600% due 03/25/21                                              2,254                 2,309
SKW Realty L.P.
  9.050% due 04/15/04                                              3,500                 3,502
UBS Mortgage
  9.000% due 10/18/20                                             12,547                12,618
Westam Mortgage Financial Corp.
  6.500% due 10/02/17                                             10,044                 9,795
                                                                                    -----------
                                                                                       593,112
                                                                                    ===========

Other Mortgage Backed Securities - 5.1%
Chase Mortgage Financial Corp.
  8.000% due 06/25/24                                                150                   152
Columbia Federal
  8.354% due 12/01/17 (d)                                             38                    38
Dime Savings
  7.113% due 11/25/18 (d)                                          4,442                 4,138
First Boston Mortgage Securities Corp.
  8.300% due 08/20/09                                                659                   671
Fleet Finance, Inc.
  5.450% due 03/20/23                                                 98                    98
Glendale Federal Savings & Loan
 11.000% due 03/01/10                                                 53                    56
Great Western Savings & Loan
  6.460% due 12/01/17 (d)                                            721                   711
Guardian
  6.515% due 07/25/18 (d)                                            114                   101
  7.647% due 05/01/19 (d)                                          1,216                 1,046
  7.361% due 12/25/19 (d)                                          2,644                 1,903
  7.466% due 12/25/19 (d)                                            540                   399
  7.210% due 02/25/20 (d)                                          2,553                 1,761
  7.218% due 07/25/20 (d)                                          2,410                 1,832
Home Savings of America
  6.040% due 05/25/27 (d)                                          3,143                 3,075
  6.201% due 09/25/28 (d)                                          2,057                 1,990
Imperial Savings & Loan
  9.800% due 07/25/17                                                110                   111
  9.040% due 02/25/18 (d)                                            815                   864
Kearny St. Real Estate Co.
  6.600% due 10/15/02                                              4,000                 3,998
  7.300% due 10/15/03                                              2,000                 1,998

                                              Principal
                                               Amount               Value
                                              (000's)              (000's)
==============================================================================
MDC Mortgage Funding
 6.915% due 01/25/25 (d)                     $  25,895              $ 26,477
Residential Funding
 8.500% due 04/01/02                                61                    62
Resolution Trust Corp.
 6.608% due 05/25/19 (d)                        13,309                12,877
 7.400% due 08/25/19 (d)                         9,355                 9,329
 8.625% due 10/25/21                             1,898                 1,903
 6.900% due 02/25/27                            11,180                 9,734
 6.420% due 10/25/28 (d)                         4,743                 4,816
 7.396% due 05/25/29 (d)                         4,754                 4,732
Ryland Acceptance Corp.
 8.900% due 12/01/08                                76                    76
 7.665% due 11/28/22 (d)                        10,068                10,241
Salomon Mortgage
 8.218% due 12/25/17 (d)                           837                   846
 9.558% due 10/25/18 (d)                         8,077                 8,398
Sears Mortgage
 7.592% due 10/25/22 (d)                         8,190                 8,249
Security Pacific
 7.850% due 05/15/98                                26                    27
Western Federal Savings & Loan
 6.470% due 06/25/18 (d)                           123                   120
 6.814% due 11/25/18 (d)                           465                   460
10.061% due 02/01/20 (d)                           127                   135
                                                                  -----------
                                                                     123,424
                                                                  ===========

Stripped Mortgage-Backed Securities - 3.5%
Federal Home Loan Mortgage Corp. (IO)           22,768                 1,676
 6.250% due 09/15/04                            26,935                 2,178
 6.000% due 02/15/06                            18,339                 3,111
 9.982% due 07/15/06                             6,013                   973
10.195% due 08/15/06                             8,459                 1,837
11.944% due 12/15/06                             7,896                   820
 6.000% due 10/15/07                            10,552                   721
 7.000% due 07/15/12                            23,606                 2,078
 6.500% due 08/25/13                             7,095                   665
 7.000% due 12/15/15                             7,321                 2,007
 7.000% due 08/15/18                            17,254                 2,010
 7.500% due 12/15/18                            32,074                 4,173
 6.500% due 05/15/19                            31,607                 3,977
 6.500% due 06/15/19                            11,580                 2,064
10.496% due 04/15/21                            16,569                 2,540
 6.500% due 04/15/22                             1,681                   264
 7.000% due 05/15/23                            20,919                 5,890
 4.000% due 01/15/24                            22,425                 6,566
 4.000% due 03/15/24
Federal National Mortgage Assn. (IO)             7,116                   850
 6.000% due 07/25/05                             6,500                 1,655
 7.272% due 09/25/06                            57,731                 1,373
 0.100% due 03/25/09                             7,314                 1,136
 6.500% due 03/25/09                             7,705                 1,944
 6.500% due 03/25/09                            21,500                 3,124
 8.815% due 06/25/16                             4,895                   593
 7.000% due 07/25/17                             9,467                 1,117
 9.987% due 12/25/18                            16,383                 2,390
 7.500% due 03/25/19                            58,737                 8,026
 6.500% due 04/25/20                            12,409                 1,444
 7.500% due 05/25/20                            31,397                 4,422
 7.000% due 05/25/21                             5,000                 1,457
 8.598% due 02/25/22                            19,585                 1,115
 4.875% due 03/25/24
Federal National Mortgage Assn. (PO)             8,500                 8,282
 0.000% due 01/25/20
Prudential Home (IO)                           121,389                 1,175
 0.300% due 04/25/09

                                              Principal
                                               Amount               Value
                                              (000's)              (000's)
==============================================================================
Resolution Trust Corp. (PO)                    $ 1,856               $ 1,712
 0.000% due 09/25/00                               145                   118
 0.000% due 09/25/22                                              -----------
                                                                      85,483
                                                                  -----------
Total Mortgage-Backed Securities                                   1,983,012
                                                                  ===========
(Cost $1,977,546)

 Asset-Backed Securities - 0.8%

Premier Auto Trust
 7.350% due 05/04/97                            18,000                18,117
SCFC Boat Loan Trust
 7.050% due 04/15/07                               124                   123
                                                                  -----------
Total Asset-Backed Securities                                         18,240
                                                                  ===========
(Cost $19,207)

 Sovereign Issues - 4.0%

Banco National de Obra y Servicios
10.750% due 08/16/96                             1,500                 1,515
 6.875% due 10/01/98                            10,000                 9,000
Cemex
10.000% due 11/15/96                             4,400                 4,399
 8.875% due 06/10/98                             2,000                 1,888
Nacional Financiera
 6.000% due 12/19/96                            13,500                12,926
 8.406% due 12/15/97 (d)                         1,057                   988
 5.875% due 02/17/98                             2,000                 1,673
 6.250% due 12/03/98 (d)                         1,500                 1,313
Petroleos Mexicanos
 8.250% due 02/04/98                             5,000                 4,856
 8.750% due 03/05/97                             1,000                   998
Province of Quebec
 6.250% due 10/26/01 (d)                           250                   245
Republic of Argentina
 6.063% due 05/31/96 (d)                         1,600                 1,577
United Mexican States
 5.820% due 06/28/01                            10,000                 7,600
 6.875% due 12/31/19 (d)                        30,000                21,038
 6.969% due 12/31/19 (d)                        10,000                 7,013
 7.219% due 12/31/19 (d)                        30,000                21,038
                                                                  -----------
Total Sovereign Issues                                                98,067
                                                                  ===========
(Cost $111,470)

 Foreign Currency-Denominated Issues  (c)(f) - 1.0%

Banco National de Comercio Exterior      DM
  8.000% due 05/06/98                            3,500                 2,433
General Motors Acceptance Corp.          C$
 11.750% due 12/13/95                           23,700                17,814
 11.450% due 01/24/96                            5,000                 3,773
                                                                  -----------
Total Foreign Currency-Denominated Securities                         24,020
                                                                  ===========
(Cost $23,981)

 Purchased CME Put Option - 0.0%

Eurodollar December Futures               $      4,000                    40
Strike @ 92.00 Exp. 12/18/95
                                                                  -----------
Total Purchased CME Put Option                                            40
                                                                  ===========
(Cost $29)

 Interest Rate Cap - 0.0%

3 Month LIBOR                                  250,000                     3
Strike @ 88.00 Exp. 12/20/95
                                                                  -----------
Total Interest Rate Cap                                                    3
                                                                  ===========
(Cost $3)


SCHEDULE OF INVESTMENTS (Cont.)


Low Duration Fund

September 30, 1995 (unaudited)


                                                                                 Value
                                                     Shares                     (000's)
---------------------------------------------------------------------------------------

Preferred Stock - 0.3%

Santander Overseas                                    25,000            $          669
Texas Utilities Electric                              27,000                     6,618
                                                                             ----------
Total Preferred Stock                                                            7,287
                                                                             ----------
(Cost $7,593)

 Short-Term Instruments - 3.8%
                                                     Principal
                                                      Amount
                                                      (000's)
Discount Notes - 3.0%
AT&T Corp.
 5.640% due 11/21/95                             $       200                       198
 5.670% due 12/08/95                                  12,000                    11,865
Associates Corp. of North America
 5.680% due 11/27/95                                   3,700                     3,667
 5.680% due 12/04/95                                   3,000                     2,967
Commonwealth Bank
 5.600% due 12/18/95                                   3,100                     3,059
E.I. Du Pont de Nemours
 5.660% due 11/09/95                                   9,600                     9,543
Federal National Mortgage Assn.
 5.580% due 10/23/95                                   2,000                     1,993
General Electric Capital Corp.
 5.740% due 10/06/95                                   1,200                     1,199
Hewlett Packard Co.
 5.680% due 01/05/96                                  11,000                    10,826
 5.670% due 01/09/96                                   3,000                     2,951
Minnesota Mining & Mfg. Co.
 5.640% due 11/14/95                                   8,565                     8,507
National Rural Utilities Cooperative
 5.720% due 10/13/95                                   2,000                     1,997
New South Wales Treasury
 5.680% due 10/12/95                                   8,400                     8,387
Province of Alberta
 5.650% due 11/02/95                                   2,200                     2,189
U.S. West Capital Funding, Inc.
 5.710% due 10/24/95                                     700                       698
Wal-Mart Stores
 5.710% due 10/04/95                                   3,500                     3,499
                                                                           ------------
                                                                                73,545
                                                                           ============
Repurchase Agreement - 0.6%
State Street Bank
 5.25% due 10/02/95                                   13,635                    13,635
                                                                           ------------
 (Dated 09/29/95. Collateralized by
  U.S. Treasury Note 6.625% 03/31/97
  valued at $13,835,619. Repurchase
  proceeds are $13,640,965.)

U.S. Treasury Bills - 0.2%
  5.377% due 10/26/95 - 02/08/96  (b) (g)              5,265                     5,167
                                                                           ------------
Total Short-Term Instruments                                                    92,347
                                                                           ============
(Cost $92,372)

TOTAL INVESTMENTS (A) - 123.7%                                          $    3,013,491
(Cost $3,015,300)

WRITTEN OPTIONS (E) - 0.0%                                                        (356)
(Premiums $1,219)

OTHER ASSETS AND LIABILITIES (NET) - (23.7%)                                  (576,994)
                                                                          -------------
NET ASSETS - 100.0%                                                     $    2,436,141
                                                                          =============
=======================================================================================

NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS):

(a) At September 30, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                                       $      29,715

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                                                    (31,524)
                                                                                   --------------
                                                                                  $      (1,809)
                                                                                   ==============
(b) Securities with an aggregate market value of $5,167
    have been segregated with the custodian to cover
    margin requirements for the following open future
    contracts at September 30, 1995:

                                                                                     Unrealized
Type                                                 Contracts                     Appreciation
_______________________________________________________________________________________________
U.S. Treasury 2 Year Note (12/95)                        290                      $          32
U.S. Treasury 10 Year Note (12/95)                       358                                 90
U.S. Treasury 30 Year Bond (12/95)                        47                                 27
                                                                                   --------------
                                                                                  $         149
                                                                                   ==============
(c) Foreign forward currency contracts outstanding at
    September 30, 1995:

                              Principal
                               Amount
                             Covered by            Expiration                      Unrealized
Type                          Contract                Month                       Depreciation
________________________________________________________________________________________________
Sell        C$                 29,561                 10/95                       $         (30)
Sell        DM                  3,544                 10/95                                 (16)
                                                                                   -------------
                                                                                   $        (46)
                                                                                   =============
(d) Variable rate security. The rate listed is as of September 30, 1995.

(e) Premiums received on OTC Written Options:
                                                             Premium                   Market
Type                                         Par            Received                   Value
________________________________________________________________________________________________
Eurodollar Futures
Strike @ 93.75 Exp. 12/18/95           4,706,000         $       116               $          3
Strike @ 91.00 Exp. 12/18/95             133,000               1,103                        353
                                                         ---------------------------------------
                                                         $     1,219               $        356
                                                         =======================================

(f) Principal amount denoted in indicated currency:

    C$ -  Canadian Dollar    DM  -  German Mark

(g) Securities are grouped by coupon and represent a range of maturities.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS
                                                        [PIE CHART APPEARS HERE]

                                                Corporate Bonds and Notes  14.3%
                                                   U.S. Government Agency   0.5%
                                                   Short-Term Instruments  12.4%
                                               Mortgage-Backed Securities  87.8%


Low Duration Fund II

September 30, 1995 (unaudited)

                                                      Principal
                                                         Amount            Value
                                                        (000's)          (000's)
================================================================================
Corporate Bonds and Notes - 14.3%
Banking and Finance - 11.3%
AT&T Capital Corp.
 6.990% due 10/04/96                                $ 5,000             $ 5,047
CIT Group Holdings
 5.875% due 12/01/95                                    500                 500
Chrysler Financial Corp.
 8.220% due 12/27/96                                  2,000               2,045
Ford Motor Credit Corp.
 8.000% due 12/01/96                                  5,000               5,098
Golden West Financial Corp.
 8.625% due 08/30/98                                  3,000               3,164
Household Financial Corp.
 7.800% due 11/01/96                                  3,200               3,250
Salomon, Inc.
 8.550% due 02/17/97                                  1,900               1,945
Transamerica Financial
 5.650% due 10/16/95                                  1,000               1,000
                                                                        --------
                                                                         22,049
                                                                        ========
Industrials - 3.0%
Ford Motor Co.
 8.180% due 06/30/96                                  2,598               2,755
General Motors Corp.
 9.750% due 05/15/99                                  3,000               3,066
                                                                        --------
                                                                          5,821
                                                                        --------
Total Corporate Bonds and Notes                                          27,870
                                                                        ========
(Cost $27,461)

 U.S. Government Agency - 0.5%

Government Trust Certificate - Israel
 9.250% due 11/15/96                                    872                 887
                                                                        --------
Total U.S. Government Agency                                                887
                                                                        ========
(Cost $897)

 Mortgage-Backed Securities - 87.8%

Federal Home Loan Mortgage Corporation - 2.7%
 8.003% due 07/01/23 (c)                              4,695               4,816
10.500% due 09/01/15 - 12/01/18 (d)                     469                 511
                                                                        --------
                                                                          5,327
                                                                        ========
Federal National Mortgage Association - 5.8%
 5.360% due 01/01/24 (c)                              5,215               5,261
 7.113% due 02/01/25 (c)                              3,209               3,281
 8.500% due 02/01/98 - 06/01/98 (d)                     137                 140
 9.000% due 06/01/98                                    201                 206
10.500% due 05/01/12                                  2,208               2,427
                                                                        --------
                                                                         11,315
                                                                        ========
Government National Mortgage Association - 36.1%
 7.000% due 04/20/22 (c)                              7,798               7,919
 7.000% due 07/20/23 - 10/19/25 (d)                  25,259              25,584
 7.375% due 06/20/22 (c)                              7,612               7,762
 7.500% due 03/15/24 - 10/19/25 (d)                  11,473              11,590
 8.000% due 11/20/25                                 15,000              15,416
 9.000% due 07/20/16 - 12/20/17 (d)                   1,897               1,986
                                                                        --------
                                                                         70,257
                                                                        ========
Collateralized Mortgage Obligations - 33.7%
American Housing
 9.125% due 05/25/14                                  1,954               1,960
American Southwest Financial
 7.500% due 10/01/18                                  1,000               1,013
Capstead
 7.500% due 02/25/23                                  3,000               2,982

                                                      Principal
                                                         Amount            Value
                                                        (000's)          (000's)
================================================================================
Citicorp Mortgage
 9.500% due 09/25/02                                $ 2,288             $ 2,346
 9.500% due 10/25/15                                  2,020               2,072
Collateralized Mortgage Securities Corp.
 9.000% due 04/25/10                                  4,846               4,971
11.875% due 04/01/15                                    452                 493
10.000% due 07/20/20                                  6,419               6,849
Donaldson, Lufkin & Jenrette
 7.689% due 03/25/23 (c)                              1,841               1,855
 6.756% due 05/25/24 (c)                              4,299               4,373
Federal Home Loan Mortgage Corp.
 8.500% due 05/15/04                                  2,000               2,038
12.900% due 05/01/14                                    603                 630
 8.600% due 06/15/19                                  3,692               3,743
Federal National Mortgage Assn.
 9.250% due 10/25/18                                    279                 289
 7.000% due 08/25/22                                  1,000               1,002
General Electric Capital Corp.
 7.500% due 11/25/18                                    125                 125
Kidder Peabody
 7.150% due 04/25/25                                  2,750               2,651
Lomas & Nettleton
12.000% due 03/17/14                                    291                 307
Merrill Lynch Trust
 9.100% due 04/20/00                                  5,972               6,009
Prudential Home
 7.000% due 07/25/23                                  2,544               2,535
Residential Funding
 7.500% due 10/25/22                                  2,083               2,049
Resolution Trust Corp.
 6.850% due 10/25/21 (c)                                522                 520
Ryland
14.000% due 11/25/31                                    289                 321
Salomon Mortgage
 7.816% due 11/25/22 (c)                              5,751               5,774
Saxon Mortgage
 8.150% due 09/25/22 (c)                              5,067               5,162
Sears Mortgage
 8.548% due 05/25/32 (c)                              1,856               1,927
UBS Mortgage
 8.000% due 07/25/20                                  1,450               1,463
                                                                        --------
                                                                         65,459
                                                                        ========
Other Mortgage-Backed Securities - 9.5%
Guardian
 8.075% due 07/25/19 (c)                                286                 235
 7.748% due 10/25/19 (c)                                826                 628
 7.218% due 07/25/20 (c)                              1,607               1,221
Resolution Trust Corp.
 6.608% due 05/25/19 (c)                              2,893               2,799
 8.625% due 10/25/21                                  1,139               1,142
 7.872% due 10/25/28 (c)                              7,513               7,624
Salomon Mortgage
12.125% due 04/01/16                                    172                 195
Sears Mortgage
 6.500% due 03/25/17                                    518                 459
 7.592% due 10/25/22 (c)                              4,095               4,125
                                                                        --------
                                                                         18,428
                                                                        --------
Total Mortgage-Backed Securities                                        170,786
                                                                        ========
(Cost $171,277)

Low Duration Fund II

September 30, 1995 (unaudited)

                                                      Principal
                                                         Amount            Value
                                                        (000's)          (000's)
=================================================================================
Short-Term Instruments  - 12.4%

Discount Notes - 11.0%
Associates Corp. of North America
  5.680% due 11/27/95                                   $ 6,000       $   5,947
AT&T Corp.
  6.070% due 10/02/95                                       100             100
  5.700% due 10/31/95                                     2,500           2,489
  5.640% due 11/21/95                                       500             496
Eli Lilly & Co.
  5.660% due 12/06/95                                     1,000             989
Federal National Mortgage Assn.
  5.605% due 10/26/95                                     2,700           2,690
General Electric Capital Corp.
  6.500% due 10/02/95                                     2,800           2,800
  5.740% due 10/13/95                                     1,300           1,298
Hewlett Packard Co.
  5.590% due 10/17/95                                     2,500           2,494
  5.640% due 11/14/95                                       400             397
Proctor & Gamble Co.
  5.650% due 11/10/95                                       700             696
Wal-Mart Stores
  5.710% due 10/04/95                                     1,000           1,000
                                                                       ---------
                                                                         21,396
                                                                       =========
Repurchase Agreement - 1.1%
State Street Bank
  5.250% due 10/02/95                                     2,197           2,197
                                                                       ---------
  (Dated 9/29/95. Collateralized by
  U.S. Treasury Note 6.625% 03/31/97
  valued at $2,244,009. Repurchase
  proceeds are $2,197,961)

U.S. Treasury Bills - 0.3%
  5.600% due 11/16/95 - 02/08/96 (b)(d)                     585             576
                                                                       ---------
Total Short-Term Instruments                                             24,169
                                                                       =========
(Cost $24,169)

TOTAL INVESTMENTS (A) - 115.0%                                        $ 223,712
(Cost $223,804)

OTHER ASSETS AND LIABILITIES (NET) - (15.0%)                            (29,179)
                                                                       ---------
NET ASSETS - 100.0%                                                   $ 194,533
                                                                       =========
================================================================================
NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS):

(a) At September 30, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                           $   2,023

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                                     (2,115)
                                                                      ----------
    Unrealized depreciation-net                                       $     (92)
                                                                      ==========
(b) Securities with an aggregate market value of $576
    have been segregated with the custodian to cover
    margin requirements for the following open future
    contracts at September 30, 1995:

                                                                      Unrealized
                                                                   Appreciation/
Type                                                  Contracts   (Depreciation)
----------------------------------------------------------------------------------
U.S. Treasury 2 Year Note (12/95)                            40         $      4
U.S. Treasury 5 Year Note (12/95)                           200               (6)
U.S. Treasury 10 Year Note (12/95)                          152               24
U.S. Treasury 10 Year Note (12/95)                           76               35
                                                                        ---------
                                                                        $     57
                                                                        =========

(c) Variable rate security. The rate listed is as of September 30, 1995.

(d) Securities are grouped by coupon and represent a range of maturities.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

                                                        [PIE CHART APPEARS HERE]

                                                                Foreign    14.4%
                                              Corporate Bonds and Notes    27.9%
                                             Mortgage-Backed Securities    52.5%
                                                 Short-Term Instruments    12.5%
                                                                  Other     3.3%

Short-Term Fund

September 30, 1995 (unaudited)

                                                  Principal
                                                     Amount      Value
                                                    (000's)    (000's)
======================================================================
Corporate Bonds and Notes - 27.9%
Banking and Finance - 20.9%
Advanta Corp.
 6.050% due 08/07/96                                $ 2,000   $ 1,999
Banesto
 6.787% due 12/28/95 (b)                              1,000     1,006
Capital One Bank
 6.250% due 07/11/95                                  2,200     2,199
 6.436% due 07/30/96 (b)                              1,000       999
Ford Motor Credit Corp.
 5.940% due 11/09/98 (b)                              2,600     2,577
 5.570% due 03/23/99 (b)                              1,000       989
 5.495% due 04/05/99 (b)                              1,500     1,503
General Motors Acceptance Corp.
 8.800% due 04/04/96                                  1,500     1,520
 8.800% due 07/08/96                                  1,300     1,326
 5.250% due 12/09/96                                  2,000     1,980
Kansallis-Osake
 8.438% due 09/30/43 (b)                              1,000     1,025
Salomon, Inc.
 6.138% due 03/14/96 (b)                                500       496
 6.263% due 03/15/96 (b)                                500       499
 6.870% due 10/21/96 (b)                                500       497
 6.558% due 11/21/96 (b)                              1,000       998
                                                              --------
                                                               19,613
                                                              ========
Industrials - 3.5%
Avencor Ltd.
 9.220% due 06/30/96                                  1,000     1,024
Delta Air Lines
 9.875% due 01/01/98                                  1,000     1,063
Nafin Finance Trust
 8.388% due 03/31/99 (b)                                651       505
Time Warner, Inc.
 6.835% due 08/15/00 (b),(c)                            697       699
                                                              --------
                                                                3,291
                                                              ========
Utilities - 3.5%
CMS Energy
 9.500% due 10/01/97 (c)                              1,000     1,033
Transco Energy
 9.500% due 12/01/95                                  1,000     1,005
Triton Energy
 0.000% due 11/01/97 (c)                              1,500     1,284
                                                              --------
                                                                3,322
                                                              --------
Total Corporate Bonds and Notes                                26,226
                                                              ========
(Cost $25,992)

 Mortgage-Backed Securities - 52.5%

Federal National Mortgage Association - 2.3%
 6.648% due 10/01/19 (b)                                259       265
 7.346% due 09/01/23 (b)                              1,937     1,936
                                                              --------
                                                                2,201
                                                              ========
Government National Mortgage Association - 13.2%
 6.000% due 09/20/25 (b)                              3,038     3,045
 6.500% due 07/20/24                                  5,395     5,464
 6.500% due 09/20/24 (b)                              3,904     3,954
                                                              --------
                                                               12,463
                                                              ========
Collateralized Mortgage Obligations - 23.6%
Donaldson, Lufkin & Jenrette
 7.440% due 10/17/20  (b)                             2,341     2,365
 7.810% due 09/01/21 (b)                                153       152
 7.519% due 06/25/22 (b)                                876       884
 8.071% due 02/25/23 (b)                                867       875



                                                  Principal
                                                     Amount    Value
                                                    (000's)   (000's)
=======================================================================
 7.554% due 05/25/23 (b)                            $ 1,236   $ 1,245
 7.857% due 12/25/23 (b)                                496       498
General Electric Capital Mortgage
 6.500% due 01/25/24                                  1,109     1,105
Greenwich
 7.456% due 10/25/22                                    380       382
 7.679% due 04/25/24 (b)                                415       415
Housing Securities, Inc.
 6.750% due 05/25/20                                    702       696
JP Morgan Acceptance Corp.
 9.000% due 10/20/07                                    631       637
Prudential Bache
 6.394% due 09/01/18                                     90        91
Prudential Home
 7.000% due 05/25/99                                  4,385     4,396
 7.625% due 08/25/22                                    416       414
 6.750% due 01/25/24                                  3,145     3,114
Resolution Trust Corp.
 6.000% due 01/15/04                                    194       194
 6.899% due 07/25/19 (b)                                482       483
 8.819% due 12/25/20                                  1,208     1,225
 7.358% due 01/15/04                                     51        52
 7.178% due 06/25/24 (b)                                958       956
Ryland Acceptance Corp.
 7.404% due 08/25/21 (b)                                990       996
SKW Realty L.P.
 9.050% due 04/15/04                                  1,000     1,001
                                                              --------
                                                               22,176
                                                              ========
Other Mortgage-Backed Securities - 6.4%
Dime Savings
 7.113% due 11/25/18                                    693       645
Guardian
 7.361% due 12/25/19 (b)                                494       356
 7.008% due 02/25/20 (b)                                779       529
 7.210% due 02/25/20                                    706       487
Neutron - Uniprop, Inc.
 8.430% due 12/15/25                                  1,000       904
Resolution Trust Corp.
 6.425% due 04/25/21                                     76        76
 8.625% due 10/25/21                                  1,000     1,018
 7.068% due 05/25/29                                  1,500     1,516
Ryland Acceptance Corp.
 6.673% due 10/25/18                                     98        98
 7.159% due 12/25/21 (b)                                418       420
                                                              --------
                                                                6,049
                                                              ========
Stripped Mortgage-Backed Securities - 7.0%
Federal Home Loan Mortgage Corp. (IO)
 7.000% due 01/15/08                                  5,263       123
Federal National Mortgage Assn. (IO)
 6.000% due 10/25/03                                  7,000       599
 7.000% due 07/25/06                                  9,439     1,053
 6.500% due 12/25/06                                 10,391     1,347
 7.000% due 05/25/13                                  6,000       493
 6.500% due 06/25/17                                  8,984     1,242
 6.500% due 10/25/23                                  4,614       825
L.F. Rothchild Mortgage (PO)
 0.000% due 04/01/17                                    959       899
                                                              --------
                                                                6,581
                                                              --------
Total Mortgage-Backed Securities                               49,470
                                                              ========
(Cost $50,164)

SCHEDULE OF INVESTMENTS (Cont.)

Short-Term Fund

September 30, 1995 (unaudited)

                                                     Principal
                                                        Amount                           Value
                                                       (000's)                         (000's)
===============================================================================================
Sovereign Issues - 3.3%

Cemex
  10.000% due 11/15/96                             $     1,000                  $        1,000
Government of Malaysia
  6.000% due 10/19/05 (b)                                1,250                           1,250
United Mexican States
  11.188% due 07/21/97 (b)                                 800                             814
                                                                                       --------
Total Sovereign Issues                                                                   3,064
                                                                                       ========
(Cost $3,083)

Foreign Currency-Denominated Issues (f) -14.4%

Commonwealth of Canda
  8.000% due 03/15/97 (f)                        C$       5000                           3,784
Irish Gilt
  8.750% due 07/27/97 (f)                        IP       3250                           5,413
Kingdom of Spain
  7.300% due 07/30/97                            SP    560,000                           4,310
                                                                                       --------
Total Foreign Currency-Denominated Issues                                               13,507
                                                                                       ========
(Cost $13,377)

Short-Term Instruments - 12.5%
Discount Notes - 11.8%
AT&T Corp.
  5.640% due 11/22/95                              $     2,000                           1,984
Associates Corp. of North America
  5.700% due 11/28/95                                    2,000                           1,982
Federal National Mortgage Association
  5.580% due 10/23/95                                      400                             399
Government of Western Australia
  5.700% due 11/15/95                                    1,500                           1,490
Hewlett Packard Co.
  5.670% due 11/07/95                                      600                             597
Minnesota Mining & Mfg Co.
  5.730% due 11/14/95                                      500                             497
New South Wales Treasury
  5.680% due 10/12/95                                      200                             200
Queensland Treasury Corp.
  5.630% due 11/08/95                                    1,000                             994
USX Corp.
  6.192% due 10/30/95                                    3,000                           2,986
                                                                                       --------
                                                                                        11,129
                                                                                       ========
Repurchase Agreement - 0.6%
State Street Bank
  5.25% due 10/02/95.                                      519                             519
                                                                                       --------
  (Dated 09/29/95. Collateralized by
  U.S. Treasury Note 6.625% 03/31/97
  valued at $532,300. Repurchase
  proceeds are $519,227.)
U.S. Treasury Bill - 0.1%
  6.125% due 11/16/95                                       80                              79
                                                                                       --------
Total Short-Term Instruments                                                            11,727
                                                                                       ========
(Cost $11,727)

TOTAL INVESTMENTS (A) - 110.6%                                                  $      103,994
(Cost $104,343)

WRITTEN OPTIONS (D) - 0.0%                                                                 (38)
(Premium $119)

OTHER ASSETS AND LIABILITIES (NET) - (10.6%)                                            (9,882)
                                                                                       --------
NET ASSETS - 100.0%                                                             $       94,074
                                                                                       ========
===============================================================================================

NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS):

(a) At September 10, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                                     $          586

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                                                      (935)
                                                                                      ---------
    Unrealized depreciation-net                                                 $         (349)
                                                                                      =========

(b) Variable rate security. The rate listed is as of September 30, 1995.

(c) Security becomes interest bearing at a future date.

(d) Premium received on Written Options:

                                                              Premium             Market
Type                                              Par         Received             Value
-----------------------------------------------------------------------------------------
Put CME Eurodollar December Futures
  Strike @ 92.00 Exp. 12/18/95             $   73,000         $     89        $        2

Put CME Eurodollar March Futures
  Strike @ 94.00 Exp. 3/18/96                  41,000               30                14

Put MATIF PIBOR
  Strike @ 93.00 Exp. 12/18/95 FF             120,000               20                22
                                                               --------------------------
                                                              $    139        $       38
                                                               ==========================

(e) Securities are grouped by coupon and represent a range of maturities.

(f) Principal amount denoted in indicated currency:

    C$  -  Canadian Dollar
    FF  -  French Franc
    IP  -  Irish Punt
    SP  -  Spanish Peseta

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS

                                                        [PIE CHART APPEARS HERE]

                                             SHORT-TERM INSTRUMENTS       41.7%
                                             MORTAGE-BACKED SECURITIES    60.8%



Long-term U.S Government Fund

September 30, 1995 (unaudited)

                                                 Principal
                                                    Amount     Value
                                                   (000's)   (000's)
========================================================================
MORTGAGE-BACKED SECURITIES - 60.8%

Federal Home Loan Mortgage Corporation - 1.9%
 7.772% due 05/01/22 (b)                            $  436   $  445
 8.240% due 06/01/22 (b)                               371      379
                                                             ------
                                                                824
                                                             ======
Federal Housing Administration - 0.6%
 7.640% due 11/01/19                                   263      265
                                                             ------
Federal National Mortgage Association - 4.9%
 6.587% due 05/01/25 (b)                             1,319    1,353
 6.662% due 10/01/24 (b)                               814      838
                                                             ------
                                                              2,191
                                                             ======
Government National Mortgage Association - 7.2%
 6.500% due 03/20/25 (b)                               488      495
 7.000% due 06/20/23 - 11/20/24 (b)(e)               2,642    2,698
                                                             ------
                                                              3,193
                                                             ======
Collateralized Mortgage Obligations - 38.6%
Bear Stearns
 7.100% due 06/25/24                                   385      371
California Federal Bank
 6.842% due 08/25/30 (b)                             2,008    2,002
Federal Home Loan Mortgage Corp.
 9.500% due 01/15/05                                   216      228
 8.000% due 03/15/05                                   309      311
 8.600% due 03/15/16                                    28       28
 6.500% due 07/15/21                                   156      144
Federal National Mortgage Assn.
 6.900% due 06/25/13                                 1,326    1,323
 8.000% due 01/25/19                                   441      443
 8.750% due 08/25/20                                   500      517
 7.000% due 09/25/21                                 1,643    1,575
 8.000% due 11/25/21                                 1,340    1,326
 8.000% due 03/25/22                                    84       84
 7.000% due 06/25/22                                   299      265
 7.500% due 07/25/22                                 1,267    1,266
 7.800% due 10/25/22                                   627      640
 7.000% due 05/25/23                                   189      160
General Electric Capital Mortgage
 7.500% due 03/25/19                                   248      250
Government National Mortgage Assn.
 7.988% due 07/16/24                                   549      558
Independent National Mortgage Corp.
 8.158% due 01/25/25 (b)                               875      903
Prudential Home
 6.500% due 01/25/24                                 1,000      864
Residential Funding
 6.831% due 03/25/25 (b)                               903      917
Resolution Trust Corp.
 7.075% due 06/25/23 (b)                               661      665
Ryland Acceptance Corp.
 7.665% due 11/28/22 (b)                             1,000    1,017
Vendee Mortgage
 6.500% due 06/15/24                                 1,627    1,300
                                                             ------
                                                             17,157
                                                             ======
Other Mortgage-Backed Securities - 4.7%
Residential Funding
 8.500% due 04/01/02                                    46       47
Resolution Trust Corp.
 7.068% due 05/25/29 (b)                             2,000    2,022
                                                             ------
                                                              2,069
                                                             ======

                                                          Principal
                                                             Amount    Value
                                                            (000's)   (000's)
=============================================================================
Stripped Mortgage-Backed Securities - 2.9%

Federal Home Loan Mortgage Corp. (IO)
 6.500% due 08/15/06                                         $  715   $   82
 6.500% due 10/15/06                                          1,301      137
 6.500% due 11/15/06                                          1,407      159
 6.000% due 10/15/07                                          1,496      153
 2.675% due 12/15/08                                          4,006      195
 6.500% due 08/25/20                                          1,000      193
Federal National Mortgage Assn. (IO)
 6.500% due 02/25/07                                            869       95
 6.500% due 09/25/21                                          1,718      274
                                                                      ------
                                                                       1,288
                                                                      ------
Total Mortgage-Backed Securities                                      26,987
                                                                      ======
(Cost $26,225)

PURCHASED CME OPTIONS - 0.0%

Call - Eurodollar December Futures
 Strike @ 95.50 Exp. 12/18/95                                38,000        1
Put - Eurodollar December Futures
 Strike @ 90.00 Exp. 12/18/95                                25,000        1
Put - Eurodollar March Futures
 Strike @ 91.00 Exp. 3/18/96                                 14,000        0
                                                                      ------
Total Purchased CME Options                                                2
                                                                      ======
(Cost $7)

OTC INTEREST RATE CAP - 0.0%

3 Month LIBOR
 Strike @ 87.25 Exp. 12/20/95                                 3,000        0
                                                                      ------
Total OTC Interest Rate Cap                                                0
                                                                      ======
(Cost $0)

SHORT-TERM INSTRUMENTS - 41.7%

Discount Notes - 38.0%

Abbott Laboratories
 5.690% due 10/11/95                                            300      300
 5.760% due 10/11/95                                            800      799
 6.030% due 10/17/95                                          1,100    1,097
AT&T Corp.
 6.070% due 10/02/95                                            500      500
 5.700% due 10/31/95                                            400      398
 5.650% due 11/03/95                                          1,200    1,194
Associates Corp. of North America
 5.690% due 11/16/95                                            100       99
Campbell Soup Co.
 5.720% due 10/26/95                                          1,100    1,095
Coca-Cola Co.
 5.870% due 10/11/95                                          1,500    1,498
E.I. Du Pont de Nemours
 5.640% due 10/03/95                                          1,100    1,100
Federal National Mortgage Assn.
 5.605% due 10/26/95                                            600      598
Hewlett Packard
 5.730% due 10/17/95                                            750      748
 5.640% due 11/14/95                                          1,000      993
Minnesota Mining & Mfg. Co.
 5.640% due 11/14/95                                          1,500    1,490
 5.820% due 11/15/95                                            800      794
National Rural Utilities Cooperative
 5.720% due 10/04/95                                            100      100
 5.720% due 10/13/95                                            700      699
Pitney Bowes Credit, Inc.
 5.740% due 10/03/95                                            750      750
 5.710% due 10/23/95                                            700      698

Long-Term U.S. Government Fund

September 30, 1995 (unaudited)

                                               Principal
                                                  Amount         Value
                                                 (000's)       (000's)
-----------------------------------------------------------------------
Rockwell International
  5.730% due 10/10/95                         $      200    $      200
U.S. West Communications
  5.685% due 10/06/95                                600           600
Warner Lambert
  5.690% due 10/23/95                              1,100         1,096
                                                             ----------
                                                                16,846
                                                             ==========
Repurchase Agreement-1.9%

State Street Bank
  5.250% due 10/02/95                                850           850
                                                             ----------
  (Dated 9/29/95. Collateralized by
  U.S. Treasury Note 6.625% 03/31/97
  valued at $871,510. Repurchase
  proceeds are $850,372)

U.S. Treasury Bills-1.8%

  5.555% due 10/26/95 - 02/08/96 (c)(e)              825           817
                                                             ----------
Total Short-Term Instruments                                    18,513
                                                             ==========

(Cost $18,514)

Total Investments (a) - 102.5%                              $   45,502
(Cost $44,746)

Written Options (d) - (0.2%)                                       (94)
(Premiums $102)

Other Assets and Liabilities (Net) - (2.3%)                     (1,011)
                                                            -----------

Net Assets - 100.0%                                         $   44,397
                                                            ===========
Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                 $      854

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                               (98)
                                                             ----------
    Unrealized appreciation-net                             $      756
                                                             ==========
(b) Variable rate security. The rate
    listed is as of September 30, 1995.

(c) Securities with an aggregate market value of $817 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1995:

                                                            Unrealized
Type                                    Contracts         Appreciation
-----------------------------------------------------------------------
U.S. Treasury 30 Year Bond (12/95)            305           $      270
=======================================================================

(d) Premiums received on Written Options:

                                                    Premiums    Market
Type                                       Par      Received     Value
-----------------------------------------------------------------------
CBOT Put - U.S. T-Bond Futures
  Strike @108.00  Exp. 11/18/95        $   600        $    9     $   1

CME Call - Eurodollar December Futures
  Strike @ 93.25  Exp. 12/18/95         15,000            18        36
  Strike @ 93.50  Exp. 12/18/95         23,000            20        41

CME Put - Eurodollar December Futures
  Strike @ 91.00  Exp. 12/18/95          1,000             1          0

CME Put - Eurodollar March Futures
  Strike @ 92.00  Exp. 3/18/96          10,000            12          0
  Strike @ 92.25  Exp. 3/18/96          20,000            15          1
  Strike @ 94.00  Exp. 3/18/96          31,000            23         11

CME Put - Eurodollar June Futures
  Strike @ 94.00  Exp. 6/17/96           6,000             4          4
                                               -------------------------
                                                        $102      $  94
                                               =========================

(e) Securities are grouped by coupon rate and represent a range of maturities.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS
                                                        [PIE CHART APPEARS HERE]

                                                                 Finland   20.3%
                                                                   Japan   18.6%
                                                           United States   48.5%
                                                                  Canada    7.9%
                                                                   Other   26.0%
                                                                 Germany   11.0%
                                                                  Mexico   10.7%
                                                          United Kingdom   13.0%
                                                  Short-Term Instruments    5.5%
                                                             Netherlands    6.2%

Foreign Fund


September 30 1995 (unaudited)

                                                   Principal
                                                      Amount       Value
                                                     (000's)     (000's)
=========================================================================
Argentina (f) - 0.2%

Republic of Argentina
 19.100% due 05/01/01                            AP      900    $    525
                                                                 --------
Total Argentina                                                      525
                                                                 ========
(Cost $522)

Belgium (b)(f) - 3.0%

Country of Belgium
  9.000% due 03/28/03                            BF  180,000       6,876
                                                                 --------
Total Belgium                                                      6,876
                                                                 ========
(Cost $5,890)

Canada (b)(f) - 7.9%

Commonwealth of Canada
  8.750% due 12/01/05                            C$   17,800      14,182
Hydro-Quebec
  6.563% due 09/30/49 (d)                         $    4,000       3,478
Sears Canada
 11.700% due 07/10/00                            C$    1,000         846
                                                                 --------
Total Canada                                                      18,506
                                                                 ========
(Cost $18,309)

Denmark (b)(f) - 4.1%

Kingdom of Denmark
  6.125% due 04/15/98                            DM    5,000       3,597
  7.000% due 12/15/04                            DK   35,000       5,929
                                                                 --------
Total Denmark                                                      9,526
                                                                 ========
(Cost $8,281)

Finland (b)(f) - 20.3%

Republic of Finland
 10.000% due 09/15/01                            FM  142,000      36,611
  9.500% due 03/15/04                                 42,000      10,789
                                                                 --------
Total Finland                                                     47,400
                                                                 ========
(Cost $46,352)

France (b)(f) - 2.6%

Republic of France
  7.000% due 10/12/00                            FF   18,700       3,837
  8.500% due 11/25/02                                 10,000       2,170
                                                                 --------
Total France                                                       6,007
                                                                 ========
(Cost $5,869)

Germany (b)(f) - 11.0%

Republic of Germany
  6.250% due 01/04/24                            DM   42,600      25,667
                                                                 --------
Total Germany                                                     25,667
                                                                 ========
(Cost $25,134)

Ireland (b)(f) - 3.8%

Irish Gilt
  9.750% due 06/01/98                            IP    5,200       8,913
                                                                 --------
Total Ireland                                                      8,913
                                                                 ========
(Cost $8,829)


                                                    Principal
                                                       Amount      Value
                                                      (000's)    (000's)
=========================================================================
Italy (b)(f) - 4.3%

Republic of Italy
 10.500% due 09/01/05                            IL17,310,000   $  9,924
                                                                ---------
Total Italy                                                        9,924
                                                                =========
(Cost $10,078)

Japan (b)(f) - 18.6%

Government of Japan
  6.400% due 03/20/00                            JY 3,590,000     43,333
                                                                ---------
Total Japan                                                       43,333
                                                                =========
(Cost $43,169)

Mexico (b)(f) - 10.7%

Banco Nacional de Comercio Exterior
  8.000% due 05/06/98                            DM    13,000      9,038
Banco Nacional de Obra y Servicios
  10.750% due 08/16/96                           $        850        859
Bancomer
  8.000% due 07/07/98                                   2,000      1,828
Nacional Financiera
  6.000% due 12/19/96                                   1,000        958
  8.406% due 12/15/97 (d)                                 740        692
Petroleos Mexicanos
  7.750% due 09/30/98                            FF    44,000      8,271
United Mexican States
  5.820% due 06/28/01                            $      4,500      3,420
                                                                 --------
Total Mexico                                                      25,066
                                                                 ========
(Cost $23,724)

Netherlands (b)(f) - 6.2%

Kingdom of Netherlands
  5.750% due 01/15/04                            DG    14,100      8,395
  8.250% due 02/15/07                                   8,800      6,100
                                                                 --------
Total Netherlands                                                 14,495
                                                                 ========
(Cost $14,238)

Panama  - 1.7%

Bladex
  6.875% due 05/23/96 (d)                        $      4,000      3,997
                                                                 --------
Total Panama                                                       3,997
                                                                 ========
(Cost $3,998)

  Spain (f) - 2.3%

Kingdom of Spain
 10.000% due 02/28/05                            SP   690,000      5,301
                                                                 --------
Total Spain                                                        5,301
                                                                 ========
(Cost $5,236)

  United Kingdom (b)(f) - 13.0%

United Kingdom Gilt
 10.250% due 11/22/99                            BP    12,400     21,437
  9.750% due 08/27/02                                   5,100      8,812
 13.500% due 03/26/08                                      50        105
                                                                 --------
Total United Kingdom                                              30,354
                                                                 ========
(Cost $29,984)

Foreign Fund

September 30, 1995 (unaudited)

                                                                            Principal
                                                                               Amount        Value
                                                                              (000's)       (000's)
====================================================================================================
United States - 48.5%

Corporate Bonds and Notes - 17.8%
Chrysler Financial Corp.
  4.710% due 11/17/95                                                       $   3,000      $  2,996
Ford Motor Credit Corp.
  6.540% due 03/30/99 (d)                                                       4,000         3,958
  5.470% due 04/13/99 (d)                                                       5,000         4,934
General Motors Acceptance Corp.
  7.125% due 05/23/97                                                           3,000         3,041
  7.850% due 11/17/97                                                           9,000         9,277
Merrill Lynch & Co.
  7.053% due 02/26/96 (d)                                                       5,000         4,968
Salomon, Inc.
  7.400% due 03/28/96                                                           7,800         7,824
Time Warner, Inc.
  6.835% due 08/15/00 (d)                                                         875           877
  7.975% due 08/15/04                                                             525           537
  8.110% due 08/15/06                                                           1,050         1,076
  8.180% due 08/15/07                                                           1,050         1,075
Transcontinental Gas Pipeline
  6.210% due 05/15/00 (d)                                                       1,000           999
                                                                                       ------------
                                                                                             41,562
                                                                                       ============
Mortgage-Backed Securities - 30.7%

Chase Mortgage
  7.500% due 11/25/23                                                             658           658
Collateralized Mortgage Obligation Trust
  9.000% due 05/01/14                                                             122           124
Countrywide
  7.177% due 11/25/24 (d)                                                         842           860
Federal Home Loan Mortgage Corporation
  4.750% due 02/15/04                                                           1,499         1,496
  9.050% due 06/15/19                                                             251           260
  9.000% due 11/15/19                                                             101           102
  7.573% due 01/01/24 (d)                                                         759           785
  7.345% due 08/01/24 (d)                                                       4,254         4,366
Federal Home Loan Mortgage Corp. (IO)
  6.500% due 01/15/19                                                          30,591         3,334
Federal National Mortgage Association
  9.050% due 12/25/18                                                           2,707         2,814
  5.706% due 04/01/24 (d)                                                         485           492
  6.429% due 12/01/27 (d)                                                       1,088         1,097
Government National Mortgage Association
  7.375% due 05/20/23 (d)                                                       1,742         1,783
  6.500% due 07/20/23 (d)                                                       5,941         6,014
  7.000% due 09/20/23 (d)                                                       1,198         1,221
  6.500% due 10/20/23 (d)                                                         973           993
  7.000% due 10/20/23 (d)                                                       4,988         5,082
  7.375% due 06/20/24 (d)                                                       1,365         1,398
  7.000% due 09/20/24 (d)                                                       1,088         1,116
  6.500% due 10/20/24 (d)                                                         775           785
  7.000% due 04/20/25 (d)                                                          72            74
  7.000% due 05/20/25 (d)                                                         907           925
MBLAC - NY REO Associates L.P.
  9.375% due 02/01/98 (d)                                                       3,637         3,640
Merrill Lynch & Co.
  11.450% due 10/01/15                                                          1,023         1,023
Morgan Stanley Mortgage Trust
  8.150% due 07/20/21                                                               7             6
PaineWebber Mortgage
  7.000% due 10/25/23                                                           2,721         2,716
Resolution Trust Corp.
  6.888% due 12/15/04 (d)                                                       1,412         1,418
  7.500% due 12/15/04                                                           2,000         2,006
  10.611% due 05/25/24 (d)                                                        453           473
  7.750% due 04/25/28                                                           5,543         5,537

                                                                            Principal
                                                                               Amount        Value
                                                                              (000's)       (000's)
====================================================================================================
Ryland Acceptance Corp.
  7.873% due 09/25/23 (d)                                                   $  17,401      $ 17,662
Sears Mortgage
  7.355% due 06/25/22 (d)                                                         340           340
  8.250% due 09/25/31                                                             932           933
                                                                                       ------------
                                                                                             71,533
                                                                                       ------------
Total United States                                                                         113,095
                                                                                       ============
(Cost $113,099)

  Purchased OTC Options (f) - 4.0%

Call - Government of Germany (h)
  6.25% due 01/04/24
  Strike @ 74.00 Exp. 10/10/95                                        DM       47,000         4,094
Call - Government of Japan (h)
  4.60% due 06/22/98
  Strike @ 103.00 Exp. 10/19/95                                       JY    7,180,000         4,879
Put - Japanese Yen v. U.S. Dollar
  Strike @ 100.00 Exp. 10/03/95                                               600,000           382
                                                                                       ------------
Total Purchased OTC Options                                                                   9,355
                                                                                       ============
(Cost $9,102)

Short-Term Instruments - 5.5%

Discount Notes - 3.7%
AT&T Corp.
  5.710% due 10/20/95                                                       $     500           499
  5.710% due 11/03/95                                                           1,000           995
General Electric Capital Corp.
  6.500% due 10/02/95                                                           3,000         3,000
  5.740% due 10/13/95                                                           1,900         1,897
KFW International Finance
  5.750% due 10/05/95                                                             200           200
USX Corp.
  6.191% due 10/31/95                                                           2,000         1,990
                                                                                       ------------
                                                                                              8,581
                                                                                       ============
Repurchase Agreement -0.5%
State Street Bank
  5.250% due 10/02/95                                                           1,191         1,191
                                                                                       ============
  (Dated 09/29/95. Collateralized by
  U.S. Treasury Note 6.625% 03/31/97
  valued at $1,215,940. Repurchase
  proceeds are $1,191,521)

U.S. Treasury Bills - 1.3%
  5.657% due 11/16/95 - 02/08/96 (c)(g)                                         3,185         3,150
                                                                                       ------------
Total Short-Term Instruments                                                                 12,922
                                                                                       ============
(Cost $12,921)


TOTAL INVESTMENTS (A) - 167.7%                                                        $     391,262
(Cost $384,735)

WRITTEN OPTIONS (E) - (0.2%)                                                                   (441)
(Premiums $240)

OTHER ASSETS AND LIABILITIES (NET) - (67.5%)                                               (157,525)
                                                                                       ------------
NET ASSETS - 100.0%                                                                   $     233,296
                                                                                       ============

===============================================================================
Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                      $    8,183

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                                 (1,656)
                                                                 ------------

    Unrealized appreciation-net                                  $    6,527
                                                                 ==========

(b) Foreign forward currency contracts outstanding at September 30, 1995:

                           Principal
                              Amount                              Unrealized
                             Covered      Expiration           Appreciation/
Type                     By Contract           Month          (Depreciation)
----------------------------------------------------------------------------
Sell           A$                214           10/95             $         0
Sell           BF            209,089           10/95                     (79)
Sell           BP             19,706           10/95                    (365)
Buy            C$             12,388           10/95                     138
Sell           C$              1,362           10/95                      (2)
Buy            DG             21,535           10/95                     449
Sell           DG             36,870           10/95                    (657)
Buy            DK             40,157            9/96                     221
Buy            DK             34,522           10/95                    (157)
Buy            DM             10,541           10/95                     (15)
Sell           DM             67,179           10/95                    (865)
Buy            FM                332           10/95                       1
Buy            FM             24,050            9/96                      88
Sell           FM             84,828           10/95                    (712)
Buy            FF             23,591            9/96                     137
Sell           FF             79,047           10/95                     (89)
Buy            IP              5,673           10/95                       6
Sell           IP              5,673           11/95                      (7)
Buy            IL         18,892,829            9/96                      47
Buy            JY          8,631,701           10/95                     188
Sell           JY          2,232,262           10/95                     (32)
Sell           JY          7,180,000           10/96                    (459)
Sell           SF                  2           10/95                       0
Buy            SK             50,632            9/96                     147
                                                                 -------------
                                                                 $    (2,017)
                                                                 =============

(c) Securities with an aggregate market value of $3,150 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1995:

                                                                  Unrealized
                                                               Appreciation/
Type                                     Contracts            (Depreciation)
------------------------------------------------------------------------------
Government of Australia 10 Year Bond            42               $        61
Republic of France 10 Year Bond                124                      (150)
Government of Japan 10 Year Bond                20                       766
U.S. Treasury 10 Year Note (12/95)             298                      (123)
U.S. Treasury 30 Year Bond (12/95)             191                      (248)
                                                                 -------------
                                                                 $       306
                                                                 =============

(d) Variable rate security. The rate listed is as of September 30, 1995.
==============================================================================
(e) Premiums received on OTC Written Options:

                                                        Premium       Market
Type                                           Par     Received        Value
------------------------------------------------------------------------------

Call - Japanese Yen v. U.S. Dollar
    Strike @ 92.00 Exp. 10/03/95       JY  600,000   $      189  $       241
Put - Japanese Yen v. U.S. Dollar
    Strike @ 108.00 Exp. 10/03/95          600,000           51          200
                                                     -------------------------
                                                     $      240  $       441
                                                     =========================

(f) Principal amount denoted in indicated currency:

    A$ - Australian Dollar  FM - Finnish Markka
    AP - Argentine Peso     FF - French Franc
    BF - Belgian Franc      IP - Irish Punt
    BP - British Pound      IL - Italian Lira
    C$ - Canadian Dollar    JY - Japanese Yen
    DG - Dutch Guilder      SF - Swiss Franc
    DK - Danish Kroner      SK - Swedish Krona
    DM - German Mark        SP - Spanish Peseta

(g) Securities are grouped by coupon rate and represent a range of maturities.

(h) Security is subject to outstanding short sale committment.

  See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

                                                        [PIE CHART APPEARS HERE]

                                                           United States   41.1%
                                                                   Other   23.9%
                                                                   Japan   18.0%
                                                  Short-Term Instruments   12.6%
                                                             Netherlands    5.2%
                                                          United Kingdom    8.1%
                                                                 Finland   23.9%
                                                                 Germany    6.5%


                                          Principal
                                             Amount           Value
                                            (000's)          (000's)
====================================================================
 Argentina (g) - 0.4%

Republic of Argentina
  19.100% due 05/01/01             AP          600       $      350
                                                         -----------
Total Argentina                                                 350
                                                         ===========
(Cost $348)

 Canada (b)(g) - 4.8%

Commonwealth of Canada
  9.000% due 12/01/04              C$        3,000            2,417
  8.750% due 12/01/05                        2,900            2,310
                                                         -----------
Total Canada                                                  4,727
                                                         ===========
(Cost $4,371)

 Denmark (b)(g) - 1.2%

Kingdom of Denmark
  7.000% due 12/15/04              DK        7,000            1,186
                                                         -----------
Total Denmark                                                 1,186
                                                         ===========
(Cost $1,039)

 Finland (b)(g) - 23.9%

Republic of Finland
  10.000% due 09/15/01             FM       76,000           19,594
  9.500% due 03/15/04                       15,000            3,853
                                                         -----------
Total Finland                                                23,447
                                                         ===========
(Cost $22,859)

 France (b)(g) - 0.7%

Republic of France
  7.750% due 10/25/05              FF        3,450              712
                                                         -----------
Total France                                                    712
                                                         ===========
(Cost $710)

 Germany (b)(g) - 6.5%

German Unity Fund
  8.000% due 01/21/02              DM        2,600            1,976
Republic of Germany
  7.125% due 01/29/03                        2,900            2,100
  7.500% due 11/11/04                        3,150            2,322
                                                         -----------
Total Germany                                                 6,398
                                                          ==========
(Cost $6,012)

 Ireland (b)(g) - 3.9%

Irish Gilt
  9.750% due 06/01/98              IP        2,200            3,771
                                                         -----------
Total Ireland                                                 3,771
                                                         ===========
(Cost $3,735)

 Italy (b)(g) - 1.9%

Republic of Italy
  10.500% due 09/01/05             IL     3,240,000           1,886
                                                         -----------
Total Italy                                                   1,886
                                                         ===========
(Cost $1,886)

 Japan (b)(g) - 18.0%

Government of Japan
  6.400% due 03/20/00              JY     1,465,000          17,683
                                                         -----------
Total Japan                                                  17,683
                                                         ===========
(Cost $17,616)
====================================================================
Mexico (b)(g) - 3.2%

Banco Nacional de Comercio Exterior
  8.000% due 05/06/98              DM           500      $      348
  11.250% due 05/31/96                        1,300           1,302
Banco Nacional de Obra y Servicios
  10.750% due 08/16/96              $           500             505
Cemex
  10.000% due 11/15/96                        1,000           1,000
                                                         -----------
Total Mexico                                                  3,155
                                                         ===========
(Cost $3,123)

Netherlands (b)(g) - 5.2%

Kingdom of Netherlands
  9.000% due 05/15/00              DG         1,200             848
  7.000% due 06/15/05                         1,800           1,152
  8.250% due 02/15/07                         4,400           3,050
                                                         -----------
Total Netherlands                                             5,050
                                                         ===========
(Cost $5,066)

Panama - 2.0%

Bladex
  6.875% due 05/23/96 (d)           $         2,000           1,999
                                                         -----------
Total Panama                                                  1,999
                                                         ===========
(Cost $1,999)

Spain (b)(g) - 3.0%

Kingdom of Spain
  10.000% due 02/28/05             SP       115,000             884
Santander Finance Ltd.
  7.750% due 05/15/05               $         2,000           2,073
                                                         -----------
Total Spain                                                   2,957
                                                         ===========
(Cost $2,904)

United Kingdom (b)(g) - 8.1%

United Kingdom Gilt
  6.000% due 08/10/99              BP         2,700            4,058
 10.250% due 11/22/99                         2,250            3,890
                                                          -----------
Total United Kingdom                                           7,948
                                                          ===========
(Cost $7,874)

United States - 41.1%

Corporate Bonds and Notes - 15.6%
CMS Energy
  0.000% due 10/01/97 (e)           $           750              775
CTC Mansfield Funding
 11.125% due 09/30/16                           700              711
General Motors Acceptance Corp.
  6.250% due 11/20/95                         2,000            2,002
  6.750% due 05/20/96                         1,000            1,005
  6.500% due 05/15/97                         1,000            1,004
Kansallis-Osake
  8.438% due 09/30/43 (d)                     5,000            5,125
Occidental Petroleum
 11.750% due 03/15/11                         1,000            1,071
Salomon, Inc.
  7.400% due 03/28/96                         3,000            3,009
United Air Lines
 10.670% due 05/01/04                           500              583
                                                          -----------
                                                              15,285
                                                          ===========


                                        Principal
                                           Amount            Value
                                           (000's)          (000's)
===================================================================
Mortgage-Backed Securities - 25.5%
Countrywide
  7.177% due 11/25/24 (d)              $      421          $    430
Federal Home Loan Mortgage Assn.
  5.828% due 03/01/24 (d)                     813               824
  5.874% due 11/01/23 (d)                   1,552             1,603
  6.429% due 12/01/27 (d)                     487               491
  7.573% due 01/01/24 (d)                     169               174
  7.850% due 05/01/23 (d)                   1,921             1,992
Federal Housing Administration
  7.399% due 02/01/21                       1,721             1,746
Federal National Mortgage Assn.
  6.500% due 04/01/09                         920               907
  7.500% due 11/01/01 - 01/01/02 (h)        1,394             1,420
Government National Mortgage Assn.
  6.500% due 07/20/22 - 10/20/24 (d)(h)     5,290             5,353
  7.000% due 04/20/25 - 05/20/25 (d)(h)       391               400
  7.375% due 05/20/23 - 06/20/24 (d)(h)     2,419             2,471
MDC Mortgage Funding
  7.984% due 01/25/25 (d)                   1,558             1,603
Residential Funding
  6.831% due 03/25/25 (d)                   4,516             4,583
Resolution Trust Corp.
  8.000% due 04/25/25                       1,000             1,033
                                                           ---------
                                                             25,030
                                                           ---------
Total United States                                          40,315
                                                           =========
(Cost $39,778)

 Purchased OTC Options (g) - 2.8%

Call - Government of Germany (i)
  6.25% due 1/04/24
    Strike @ 74.00 Exp. 10/10/95   DM       8,000               697
Call - Government of Japan (i)
  4.6% due 6/22/98
    Strike @ 103.00 Exp. 10/19/95  JY   2,930,000             1,991
Put - Japanese Yen v. U.S. Dollar
    Strike @ 100.00 Exp. 10/03/95         100,000                64
                                                          ----------
Total Purchased OTC Options                                   2,752
                                                          ==========
(Cost $2,611)

 Short-Term Instruments - 12.6%

Discount Notes - 11.3%
AT&T Corp.
  5.720% due 10/20/95               $       1,300             1,296
Exxon
  5.780% due 10/06/95                         300               300
General Electric Capital Corp.
  6.500% due 10/02/95                       1,000             1,000
Hewlett Packard
  5.625% due 10/24/95                         400               399
  5.680% due 01/05/96                       3,000             2,953
KFW International Finance
  5.750% due 10/05/95                         700               700
Province of Alberta
  5.710% due 11/02/95                         600               597
Rockwell International
  5.730% due 10/10/95                         400               399
U.S. West Communications
  5.650% due 11/13/95                         900               894
USX Corp.
  6.191% due 10/31/95                       1,000               995
Wal-Mart Stores
  5.710% due 10/06/95                       1,500             1,499
                                                         -----------
                                                             11,032

                                        Principal
                                           Amount            Value
                                           (000's)          (000's)
===================================================================
Repurchase Agreement - 0.4%
State Street Bank
  5.250% due 10/02/95               $         390        $      390
                                                         -----------
  (Dated 9/29/95. Collateralized by
  U.S. Treasury Note 6.625%
  valued at $401,834. Repurchase
  proceeds are $390,170)

U.S. Treasury Bills - 0.9%
  5.625% due 10/26/95 - 02/08/96 (c)(h)       815               811

                                                         -----------
Total Short-Term Instruments                                 12,233
                                                         ===========
(Cost $12,234)

Total Investments (a) - 139.3%                           $  136,569
(Cost $134,165)

Written Options (f)- (0.1)%                                     (74)
(Premiums $40)

Other Assets and Liabilities (Net) - (39.2)%(38,422)

                                                         -----------
Net Assets - 100.0%                                      $   98,073
                                                         ===========

Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1995, the net unrealized appreciation
    (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                              $    2,500

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                           (96)
                                                         ----------
    Unrealized appreciation-net                          $    2,404
                                                         ==========

Global Fund

September 30, 1995 (unaudited)

===================================================================
(b) Foreign currency forward contracts outstanding at September 30, 1995:

                         Principal
                            Amount                       Unrealized
                           Covered    Expiration      Appreciation/
Type                   By Contract         Month     (Depreciation)
--------------------------------------------------------------------
Buy     A$                   1,419         10/95          $      (2)
Buy     BF                  93,253         10/95                 35
Sell    BP                   1,709         10/95                (32)
Buy     C$                 $ 4,843         10/95                 57
Sell                         2,689         10/95                 (7)
Buy     DG                   4,070         10/95                 (7)
Sell                        11,571         10/95               (126)
Buy     DK                   3,313         10/95                 15
Buy                         15,685         09/96                 88
Buy     DM                   6,927         10/95                 54
Sell                        17,432         10/95               (223)
Buy     FM                     496         10/95                  2
Buy                          9,100         09/96                 33
Sell                        42,414         10/95               (356)
Buy     FF                  33,936         10/95                 56
Buy                          9,355         09/96                 54
Sell                         9,220         10/95                  2
Buy     IP                   2,400         10/95                  2
Sell                         2,400         10/95                 (3)
Buy     IL               5,072,357         10/95                 (2)
Buy                      7,434,644         09/96                 18
Buy     JY               4,408,648         10/95                162
Sell                       364,259         10/95                 12
Sell                     2,930,000         10/96               (187)
Buy     SK                  11,824         10/95                 27
Buy                         20,066         09/96                 58
Buy     SP                 194,376         10/95                 17
                                                          ----------
                                                          $    (253)
                                                          ==========

(c) Securities with an aggregate market value of $811 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1995:
                                                         Unrealized
                                                      Appreciation/
Type                                    Contracts    (Depreciation)
----------------------------------------------------------------------------
Government of Australia 10 Year Bond           10             $  15
Republic of France 10 Year Bond                46               (56)
U.S. Treasury 10 Year Note (12/95)              9                (4)
U.S. Treasury 30 Year Bond (12/95)             26               (40)
                                                           ---------
                                                           $    (85)
                                                           =========

(d) Variable rate security. The rate listed is as of September 30, 1995.

(e) Security becomes interest bearing at a future date.

(f) Premiums received on OTC Written Options:


                                                       Premium      Market
Type                                         Par      Received       Value
----------------------------------------------------------------------------
Call - Japanese Yen v. U.S. Dollar
     Strike @ 92.00 Exp. 10/03/95    JY  100,000     $      31   $      40
Put - Japanese Yen v. U.S. Dollar
     Strike @ 108.00 Exp. 10/03/95       100,000             9          34
                                                   ------------------------
                                                     $      40   $      74
                                                   ========================
===========================================================================
(g) Principal amount denoted in indicated currency:


        A$  -  Australian Dollar   FM  -  Finnish Markka
        AP  -  Argentine Peso      FF  -  French Franc
        BF  -  Belgian Franc       IP  -  Irish Punt
        BP  -  British Pound       IL  -  Italian Lira
        C$  -  Canadian Dollar     JY  -  Japanese Yen
        DG  -  Dutch Guilder       SF  -  Swiss Franc
        DK  -  Danish Kroner       SK  -  Swedish Krona
        DM  -  German Mark         SP  -  Spanish Peseta


  (h)Securities are grouped by coupon rate and represent a range of maturities.

  (i)Security is subject to outstanding short sale committment.

  See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

                                                        [PIE CHART APPEARS HERE]

                                               Morgage-Backed Securities   10.8%
                                                  Short-Term Instruments    7.1%
                                                                   Other    4.3%
                                               Corporate Bonds and Notes   77.5%


High Yield Fund

September 30, 1995 (unaudited)

                                     Principal
                                        Amount          Value
                                       (000's)        (000"s)
==============================================================
Corporate Bonds and Notes - 77.5%
Banking and Finance - 5.1%
Coleman Holdings
  0.000% due 05/27/98 (b)            $   5,500     $   4,359
Navistar Financial
  8.875% due 11/15/98                    5,750         5,779
Phoenix RE Corp.
  9.750% due 08/15/03                    6,550         6,812
Reliance Group Holdings
  9.000% due 11/15/00                    7,000         6,965
                                                    --------
                                                      23,915
                                                    ========
Industrials - 63.6%
Abbey Healthcare Group
  9.500% due 11/01/02                    8,220         8,568
Acetex Corp.
  9.750% due 10/01/03                    3,750         3,736
Act III Broadcasting
  9.625% due 12/15/03                    7,740         7,855
Alliant Techsystems, Inc.
 11.750% due 03/01/03                    3,500         3,815
American Airlines
 10.610% due 03/04/10                      650           772
American Standard
 11.375% due 05/15/04                    6,500         7,149
Amerigas Partners L.P.
 10.125% due 04/15/07                    4,750         5,058
Ametek, Inc.
  9.750% due 03/15/04                    7,000         7,454
Bally Park Place Funding
  9.250% due 03/15/04                    2,000         1,945
Bally's Grand
 10.375% due 12/15/03                    4,800         4,727
Benedek Broadcasting Corp.
 11.875% due 03/01/05                    5,500         5,961
CF Cable TV, Inc.
  9.125% due 07/15/07                    5,500         5,555
Cablevision Systems
 10.750% due 04/01/04                    3,640         3,831
  9.875% due 04/01/23                    3,000         3,120
Century Communication
 11.875% due 10/15/03                    5,000         5,313
Continental Cablevision
 11.000% due 06/01/07                    5,810         6,420
  9.500% due 08/01/13                    3,375         3,518
Delta Air Lines
 10.790% due 03/26/14                    2,264         2,729
Doskocil Companies, Inc.
  9.750% due 07/15/00                    4,250         4,176
Ferrell Gas
 10.000% due 08/01/01                    5,350         5,563
Figgie International, Inc.
  9.875% due 10/01/99                    5,990         6,040
G-I Holdings, Inc.
  0.000% due 10/01/98 (b)                8,500         6,162
Genesis Health Ventures
  9.750% due 06/15/05                    5,000         5,213
Granite Broadcasting
 10.375% due 05/15/05                    2,500         2,613
Gulf Canada Resources
  9.250% due 01/15/04                    7,750         7,673
HMH Properties
  9.500% due 05/15/05                    5,000         5,041
HS Resources
  9.875% due 12/01/03                    6,000         5,903
J.Q. Hammons Hotels
  8.875% due 02/15/04                    7,000         6,545

                                      Principal
                                         Amount         Value
                                        (000's)       (000's)
==============================================================
Harrahs Operating, Inc.
 10.875% due 04/15/02                 $   2,500     $   2,694
Infinity Broadcasting
 10.375% due 03/15/02                     4,500         4,838
Jones Intercable, Inc.
  9.625% due 03/15/02                     5,000         5,225
K-III Communications
 10.625% due 05/01/02                       500           533
 10.250% due 06/01/04                     8,100         8,626
Metrocall, Inc.
 10.375% due 10/01/07                     4,000         4,060
Nuevo Energy Co.
 12.500% due 06/15/02                     5,204         5,685
Owens Illinois
 10.500% due 06/15/02                     2,000         2,090
 11.000% due 12/01/03                     7,500         8,269
Paging Network
 10.125% due 08/01/07                     7,500         7,613
Pathmark Stores, Inc.
  9.625% due 05/01/03                     4,500         4,466
  0.000% due 11/01/03 (b)                 3,000         1,965
RJR Nabisco
  8.000% due 07/15/01                     2,000         2,017
  8.625% due 12/01/02                     5,500         5,638
Repap Wisconsin, Inc.
  9.250% due 02/01/02                     6,750         6,497
Revlon Consumer Products Corp.
  9.500% due 06/01/99                     6,500         6,500
  9.375% due 04/01/01                     2,000         1,995
Rogers Cablesystems, Inc.
 10.000% due 03/15/05                     5,500         5,686
Rogers Cantel Mobile
 10.750% due 11/01/01                     6,180         6,489
 11.125% due 07/15/02                     2,000         2,120
SCI Television
 11.000% due 06/30/05                     9,175         9,703
Schuller International Group
 10.875% due 12/15/04                     4,000         4,430
Sequa Corp.
 10.000% due 05/14/01                     1,500         1,531
 10.150% due 05/15/01                     3,500         3,404
  8.750% due 12/15/01                       750           694
Showboat, Inc.
  9.250% due 05/01/08                     5,900         5,576
Sinclair Broadcast Group
 10.000% due 09/30/05                     1,750         1,789
Stone Consolidated
 10.250% due 12/15/00                     2,250         2,374
Sweetheart Cup Co.
  9.625% due 09/01/00                     4,500         4,478
Telewest Communications
  9.625% due 10/01/06                     6,500         6,598
Tenet Healthcare Corp.
  9.625% due 09/01/02                     2,500         2,650
Triton Energy
  0.000% due 11/01/97 (b)                 8,450         7,235
West Point Stevens
  8.750% due 12/15/01                     7,000         6,948
World Color Press, Inc.
  9.125% due 03/15/03                     6,185         6,170
                                                     --------
                                                      299,041
                                                     ========

High Yield Fund

September 30, 1995 (unaudited)

                                      Principal
                                        Amounts         Value
                                        (000's)       (000's)
=============================================================
Utilities - 8.8%
AES Corp.
  9.750% due 06/15/00                 $   5,535     $   5,653
CMS Energy
  9.875% due 10/01/99                     4,950         5,049
CTC Mansfield Funding
 11.125% due 09/30/16                     7,000         7,105
California Energy
  9.875% due 06/30/03                     3,000         3,120
  0.000% due 01/15/04 (b)                 7,490         6,610
Long Island Lighting Co.
  7.050% due 03/15/03                     2,500         2,385
  8.200% due 03/15/23                     4,500         4,230
Wilmington Trust Co. - Tucson Electric
 10.211% due 01/01/09                       500           481
 10.732% due 01/01/13                     6,993         6,754
                                                     --------
                                                       41,387
                                                     --------
Total Corporate Bonds and Notes                       364,343
                                                     ========
(Cost $361,135)

Morgage-Backed Securities - 10.8%
Collateralized Morgage Obligations - 4.6%
Federal National Mortgage Assn.
  8.196% due 05/25/28 (d)                 2,835         1,954
Resolution Trust Corp.
 10.500% due 01/15/04                     5,000         5,012
  9.250% due 06/25/23                     3,625         3,720
  8.835% due 12/25/23                     3,439         3,155
  9.500% due 05/25/24                       207           201
  8.500% due 03/25/25                       371           366
SKW Realty L.P.
 10.750% due 04/15/04                     7,000         7,013
                                                     --------
                                                       21,421
                                                     ========
Other Mortgage-Backed Securities- 5.0%
Kearny St. Real Estate Co.
  9.400% due 10/15/05                     5,000         5,034
MBLAC - NY REO Associates L.P.
  9.375% due 02/01/98 (d)                 2,704         2,705
Neutron - Uniprop, Inc.
  8.430% due 12/15/25                     4,000         3,617
Resolution Trust Corp.
  8.000% due 06/25/26                     6,739         5,719
  6.900% due 02/25/27                     3,817         3,323
Structured Asset Securities Corp.
  7.050% due 11/25/02                     4,000         3,150
                                                     --------
                                                       23,548
                                                     ========
Stripped Mortgage-Backed Securities- 1.2%
Federal Home Loan Mortgage Corp. (IO)
  6.500% due 10/15/08                     1,397           191
Federal National Mortgage Assn. (IO)
  6.000% due 07/25/05                     5,500           657
  7.000% due 07/25/08                     9,531         1,391
  6.500% due 06/25/17                     5,000           691
  6.500% due 04/15/22                     6,300           969
Fund America (IO)
  9.590% due 10/20/21                     2,948           783
Prudential Home (IO)
  0.251% due 05/25/24                   120,128         1,080
                                                     --------
                                                        5,762
                                                     --------
Total Mortgage-Backed Securities                       50,731
(Cost $47,956)                                       ========

                                      Principal
                                        Amount          Value
                                        (000's)       (000's)
=============================================================
Soverign Issues - 2.8%
First Mexican Acceptance Corp.
  8.750% due 09/15/96                 $   1,000      $    965
Republic of Argentina
  7.394% due 03/31/05                     7,500         4,650
  5.000% due 03/31/23                     8,000         3,840
Third Mexican Acceptance Corp.
  7.370% due 03/15/98                     1,000           880
United Mexican States
  6.250% due 12/31/19                     5,000         3,019
                                                     --------
Total Sovereign Issues                                 13,354
(Cost $13,785)                                       ========

Preferred Stock - 1.5%
                                         Shares

First Nationwide Bank                    65,500         7,271
Short-term Instruments - 7.1%

                                      Principal
                                         Amount
                                        (000's)
Discount Notes - 7.0%

AT&T Corp.
  5.710% due 11/03/95                 $     900           895
  5.670% due 12/08/95                     2,500         2,472
Associates Corp. of North America
  5.690% due 11/16/95                     1,600         1,589
  5.690% due 11/17/95                     3,900         3,872
Campbell Soup Co.
  6.520% due 10/26/95                     1,200         1,195
E.I. Du Pont de Nemours
  6.070% due 01/11/96                     4,200         4,129
General Electric Capital Corp.
  6.500% due 10/02/95                     1,500         1,500
  6.730% due 10/11/95                     3,000         2,995
  5.740% due 10/24/95                     2,400         2,392
Government of Western Australia
  5.710% due 10/25/95                     3,000         2,989
Hewlett Packard Co.
  5.625% due 10/24/95                     1,600         1,595
  5.670% due 01/09/96                     1,000           984
KFW International Financial
  5.750% due 10/05/95                     2,050         2,049
  5.700% due 10/23/95                     4,000         3,987
Rockwell International
  5.730% due 10/10/95                       400           399
                                                     --------
                                                       33,042
                                                     ========

Repurchase Agrement - 0.1%

State Street Bank
  5.25% due 10/02/95                        482           482
  (Dated 09/29/95. Collateralized by
  U.S. Treasury Note 6.625% 03/31/97
  valued at $480,121. Repurchase
  proceeds are $482,211.)
                                                     --------
Total Short-Term Instruments                           33,524
                                                     ========
(Cost $33,524)

TOTAL INVESTMENTS (A) - 99.7%                          $   469,223
(Cost $459,104)

WRITTEN OPTION (C) - 0.0%                                      (21)
(Premium $21)

OTHER ASSETS AND LIABILITIES (NET) - 0.3%                    1,339
                                                         ---------
NET ASSETS - 100.0%                                    $   470,541
                                                         =========

NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS):

(a) At September 30, 1995, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                            $    13,126

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                        (3,007)

                                                       -----------
    Unrealized appreciation-net                        $    10,119
                                                       ===========

(b) Security becomes interest bearing at a future date.

(c) Premium received on OTC Written Call Option:

                                              Premium      Market
Type                                   Par   Received       Value
------------------------------------------------------------------
Republic of Argentina
   Strike @ 65.125 Exp. 11/22/95   $ 1,500      $  21      $   21

(d) Variable rate security. The rate listed is as of September 30, 1995.

(e) Securities are grouped by coupon rate and represent a range of maturities.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

                                                        [PIE CHART APPEARS HERE]

                                                  Consumer Discretionary   16.3%
                                                        Consumer Staples   34.6%
                                                           Capital Goods    9.0%
                                            Utilities/Telecommunications    8.3%
                                                                   Other    9.7%
                                                              Technology   16.8%
                                                         Basic Materials    5.1%

Growth Stock Fund

September 30, 1995 (unaudited)

                                                           Value
                                              Shares     (000's)
================================================================
Common Stocks - 99.1%

Energy - 3.2%
Coastal Corp.                                  1,400   $      47
Imperial Oil Ltd.                              2,800         104
Nabors Industries, Inc. (b)                    9,300          88
Smith International, Inc. (b)                  3,500          61
Union Texas Petroleum Holdings, Inc.           3,400          62
                                                        --------
                                                             362
                                                        ========
Technology - 16.8%
Adaptec, Inc. (b)                              1,400          58
Avnet, Inc.                                    3,400         176
BMC Software, Inc. (b)                         2,200         101
Cabletron Systems, Inc. (b)                    1,200          79
Cisco Systems, Inc. (b)                        1,800         124
Dell Computer Corp. (b)                          700          59
DSC Communications Corp. (b)                   2,500         148
Intel Corp.                                    3,400         204
Linear Technology Corp.                        2,400         100
Microsoft Corp. (b)                              600          54
Motorola, Inc.                                 4,800         367
Oracle Systems Corp. (b)                       5,500         211
Sensormatic Electronics Corp.                  4,400         101
Silicon Graphics, Inc. (b)                     2,900         100
                                                        --------
                                                           1,882
                                                        ========
Consumer Discretionary - 16.3%
Autozone, Inc. (b)                             1,600          41
Belo (A.H.) Corp. "A"                          4,000         138
Danaher Corp.                                    800          26
Department 56, Inc. (b)                        1,400          65
Disney (Walt) Co.                              5,500         316
Eastman Kodak Corp.                            1,100          65
Eaton Corp.                                      500          27
Echlin, Inc.                                   1,000          36
Home Depot, Inc.                               3,400         136
Magna International, Inc. "A"                  1,800          81
Newell, Co.                                    8,000         198
Nike, Inc. "B"                                 1,100         122
Office Depot, Inc. (b)                         7,400         223
Tribune Co.                                      700          46
Volvo Aktiebolaget ADR                         4,100         100
Wal-Mart Stores, Inc.                          5,900         147
Wellman, Inc.                                  2,500          61
                                                        --------
                                                           1,828
                                                        ========
Consumer Staples - 34.6%
Abbott Laboratories                            7,900         337
Albertsons, Inc.                               4,800         164
Amgen, Inc. (b)                                2,800         140
Coca-Cola Co.                                  6,500         448
Columbia HCA Healthcare Corp.                  1,400          68
ConAgra, Inc.                                  4,400         174
Dentsply International, Inc.                   2,900         100
Diagnostic Products Corp.                      1,000          38
Foundation Health Corp. (b)                      800          31
Health Management Associates, Inc. "A" (b)     1,000          32
IBP, Inc.                                      5,300         283
Johnson & Johnson                              4,600         341
Kroger Co. (b)                                 2,900          99
Merck & Co.                                    4,400         246
Pepsico, Inc.                                  3,500         178
Pfizer, Inc.                                   7,700         411
Procter & Gamble Co.                           3,700         285
Sara Lee Corp.                                 5,200         155
Schering Plough Corp.                          2,700         139

                                                           Value
                                              Shares     (000's)
================================================================
Sysco Corp.                                    4,000   $     109
Tecnol Medical Products, Inc. (b)              2,200          42
U.S. Healthcare, Inc.                          1,200          43
                                                        --------
                                                           3,863
                                                        ========
Financial Services - 3.8%
Advanta Corp. "A"                              3,000         135
AFLAC Inc.                                     3,600         149
American International Groups, Inc.              800          68
First USA, Inc.                                  400          22
Mercury Finance Co.                              200           5
SunAmerica, Inc.                                 700          44
                                                        --------
                                                             423
                                                        ========
Utilities/Telecommunications - 8.3%
Ameritech Corp.                                4,600         240
California Energy Co., Inc. (b)                8,500         174
Century Telephone Enterprise                   3,400         103
Enron Corp.                                    7,300         245
Nova Corp.                                     3,100          24
Panhandle Eastern Corp.                          400          11
Telephone & Data Systems, Inc.                 1,000          42
Vodafone Group PLC                             1,600          66
Williams Companies, Inc.                         600          23
                                                        --------
                                                             928
                                                        ========
Basic Materials - 5.1%
Bowater, Inc.                                  2,300         107
Cabot Corp.                                    1,400          74
Monsanto Co.                                     200          20
Morton International, Inc.                     1,600          50
Norsk Hydro A/S ADR                            2,700         116
Owens Illinois, Inc. (b)                       3,600          46
Willamette Industries, Inc.                    2,400         160
                                                        --------
                                                             573
                                                        ========
Capital Goods - 9.0%
Browning-Ferris Industries, Inc.               5,400         164
Federal Signal Corp.                           6,300         140
General Electric Corp.                         5,100         325
Georgia-Pacific Corp.                            900          79
Thermo Electron Corp. (b)                      4,000         186
Trimas Corp.                                   5,200         108
                                                        --------
                                                           1,002
                                                        ========
Services - 2.0%
Federal Express Corp. (b)                        300          25
Olsten Corp.                                   1,500          58
Pittston Services Group                        2,200          60
Tyco International, Ltd.                       1,300          82
                                                        --------
                                                             225
                                                        --------
Total Common Stocks                                       11,086
                                                        ========
(Cost $8,917)

Short-term Investments - 0.7%
                                                       Principal
                                                         Amounts
Repurchase Agreement - 0.7%                              (000's)
State Street Bank
  5.250% due 10/02/95                       $     74          74
  (Dated 09/29/95. Collateralized by
  U.S. Treasury Note 6.625% 03/31/97
  valued at $78,279. Repurchase
  proceeds are $74,032)
                                                        --------
Total Short-Term Instruments                                  74
                                                        ========
(Cost $74)

================================================================
Total Investments (a) - 99.8%                          $  11,160
(Cost $8,991)

Other Assets and Liabilities (Net) - 0.2%                     20
                                                        --------

Net Assets - 100.0%                                    $  11,180
                                                        ========

Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1995, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                            $   2,265

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                         (96)
                                                        ---------
    Unrealized appreciation-net                        $   2,169
                                                        =========
(b) Non-income producing security.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

                                                        [PIE CHART APPEARS HERE]

                                                  Short-Term Instruments   22.0%
                                                                 Foreign    5.0%
                                               Corporate Bonds and Notes   19.9%
                                              Mortgage-Backed Securities   52.3%
                                                        Sovereign Issues    3.9%

StocksPLUS Fund
September 30, 1995 (unaudited)

                                               Principal
                                                  Amount         Value
                                                  (000's)        (000's)
========================================================================
Corporate Bonds and Notes - 19.9%

Banking and Finance -14.5%

Advanta Corp.
  7.260% due 10/15/96                         $    1,500     $    1,515
Capital One Bank
  6.250% due 07/11/96 (b)                            600            600
  6.436% due 07/30/96 (b)                            500            499
Den Danske Bank
  6.000% due 06/30/00 (b)                            450            455
Ford Motor Credit Corp.
  5.940% due 11/09/98 (b)                            500            496
  6.540% due 03/30/99 (b)                            250            247
  6.595% due 04/05/99 (b)                            340            341
Home Savings of America
 10.500% due 06/12/97                              1,750          1,779
Kansallis-Osake
  8.438% due 09/30/43 (b)                          1,500          1,538
Lehman Brothers, Inc.
  7.680% due 02/12/96                              1,750          1,758
Salomon, Inc.
  6.375% due 02/05/96                                500            499
  6.870% due 10/21/96                                500            497
  6.794% due 04/05/99 (b)                            500            483
                                                             ----------
                                                                 10,707
                                                             ----------

Industrials - 3.4%

Avencor Ltd.
  9.220% due 06/30/96                              1,000          1,024
Occidental Petroleum
 11.750% due 03/15/11                                750            804
Time Warner, Inc.
  6.835% due 08/15/00                                688            689
Time Warner, Inc.
  7.975% due 08/15/04                                  1              1
                                                             ----------
                                                                  2,518
                                                             ----------

Utilities - 2.0%

CMS Energy
  9.500% due 10/01/97                                250            258
Cleveland Electric Illuminating Co.
  8.170% due 11/30/98                              1,000            997
Transcontinental Gas Pipeline
  9.000% due 11/15/96                                200            206
                                                             ----------
                                                                  1,461
                                                             ----------
Total Corporate Bonds and Notes                                  14,686
                                                             ==========
(Cost $14,637)

Mortgage-Backed Securities - 52.3%

Federal Home Loan Mortgage Corp. - 7.2%

  8.500% due 11/13/25                              1,000          1,035
  8.215% due 06/01/22 (b)                          1,900          1,953
  7.634% due 12/01/22 (b)                          2,254          2,328
                                                             ----------
                                                                  5,316
                                                             ----------

Federal National Mortgage Assn. - 4.8%

  9.000% due 01/01/99                                104            106
  7.388% due 05/01/22 (b)                          1,133          1,150
  6.962% due 02/01/25 (b)                          2,266          2,317
                                                             ----------
                                                                  3,573
                                                             ----------
                                               Principal
                                                  Amount         Value
                                                  (000's)        (000's)
========================================================================
Government National Mortgage Assn. - 9.2%

  6.500% due 08/20/24 (b)                     $    1,644     $    1,665
  7.000% due 08/20/24 (b)                             92             94
  6.500% due 07/20/24 (b)                          4,961          5,024
                                                             ----------
                                                                  6,783
                                                             ----------
Collateralized Mortgage Securities Corp. - 17.2%

Bank Mart
  7.476% due 03/01/19 (b)                          2,966          2,968
Countrywide
  6.500% due 02/25/24                              2,826          2,814
Citicorp Mortgage
  9.500% due 11/25/17                              1,405          1,457
Collateralized Mortgage Securities Corp.
  7.363% due 09/25/18 (b)                            137            137
  8.000% due 09/25/21                                 81             81
  9.250% due 12/20/04                                 79             81
Donaldson, Lufkin & Jenrette
  7.440% due 10/17/20 (b)                            664            670
Federal Home Loan Mortgage Corp.
  5.750% due 03/15/00                              1,284          1,280
Federal National Mortgage Assn.
  8.500% due 11/25/05                                194            194
  8.400% due 04/25/25                                759            765
Greenwich
  7.456% due 10/25/22 (b)                             95             95
Resolution Trust Corp.
  7.054% due 05/25/21 (b)                            102            102
  7.000% due 10/25/24 (b)                            850            847
SKW Realty L.P.
  9.050% due 04/15/04                              1,000          1,001
Salomon Mortgage
  7.000% due 07/25/24                                110            110
Sears Mortgage
  8.548% due 05/25/32                                 63             66
                                                             ----------
                                                                 12,668
                                                             ----------

Other Mortgage-Backed Securities - 12.0%

California Federal Savings & Loan
  6.679% due 01/01/19 (b)                            119            118
Fund America
  7.583% due 06/25/23 (b)                            312            319
Great Western Savings & Loan
  6.660% due 01/25/18 (b)                            139            138
J.P. Morgan & Co.
  6.576% due 01/25/18 (b)                          1,417          1,418
MBLAC - NY REO Associates L.P.
  9.375% due 02/08/98 (b)                          1,770          1,771
Neutron - Uniprop Inc.
  8.430% due 12/15/25                                850            769
Resolution Trust Corp.
  7.259% due 12/25/23 (b)                            139            140
Structured Asset Securities Corp.
  7.107% due 09/25/36 (b)                          1,995          2,013
Western Federal Savings & Loan
  6.475% due 10/25/18 (b)                            977            974
  7.090% due 03/25/19 (b)                            128            128
  6.830% due 06/25/19 (b)                          1,071          1,069
                                                             ----------
                                                                  8,857
                                                             ==========

Stripped Mortgage-Backed Securities - 1.8%

Federal Home Loan Mortgage Corp. (IO)
  7.000% due 08/15/13                                656             46
  7.000% due 01/15/08                              2,604             61
Federal National Mortgage Assn. (IO)
  7.000% due 07/25/06                              1,888            211
  7.500% due 08/25/10                              2,095             73
  7.000% due 07/25/21                              2,650            426

                                               Principal                Value
                                                  Amount              (000's)
                                                 (000's)
================================================================================
  7.000% due 03/25/07                         $    3,854           $       53
  6.000% due 11/25/00                              1,792                  219
Residential Funding (IO)
  6.750% due 01/25/24                              3,321                   56
Prudential Home (IO)
  4.299% due 02/25/22                                 68                  184
                                                                   ----------
                                                                        1,329
                                                                   ----------
Total Mortgage-Backed Securities                                       38,526
                                                                   ==========
(Cost $38,434)

 Soverign Issues - 3.9%

Banco Latino
  6.875% due 05/23/96 (b)                          1,000                  999
United Mexican States
  11.188% due 07/21/97                             1,840                1,872
                                                                   ----------
Total Sovereign Issues                                                  2,871
                                                                   ==========
(Cost $2,874)

 Foreign Currency-Denominated Issues (h) - 5.0%

Kingdom of Spain
  11.450% due 08/30/98                       SP   62,500                  518
Commonwealth of Canada
  8.000% due 03/15/97                        C$    4,000                3,027
Republic of Italy
  9.188% due 09/01/05                        IL  240,000                  140
                                                                   ----------
Total Foreign Currency-Denominated Issues                               3,685
                                                                   ==========
(Cost $3,649)


 Short-Term Instruments - 22.0%

Discount Notes - 18.6%

AT&T Corp.
  5.700% due 10/31/95                         $    1,500                1,493
  5.710% due 11/03/95                                500                  497
  5.640% due 11/22/95                              1,200                1,190
General Electric Capital Corp.
  5.740% due 10/06/95                                 50                   50
KFW International Financial
  5.700% due 10/23/95                              2,000                1,993
Province of British Columbia
  5.625% due 10/05/95                                300                  300
Motorola, Inc.
  5.700% due 10/26/95                              1,600                1,594
Pitney Bowes Credit, Inc.
  5.710% due 10/23/95                                500                  498
  5.670% due 11/29/95                                165                  163
Province of Alberta
  5.640% due 11/10/95                                900                  895
USX Corp.
  6.192% due 10/30/95                              2,000                1,990
U.S. West Communications
  5.720% due 10/05/95                              2,000                1,999
  5.685% due 10/06/95                              1,000                  999
                                                                   ----------
                                                                       13,661
                                                                   ----------
                                               Principal                Value
                                                  Amount              (000's)
                                                 (000's)
================================================================================
Repurchase Agreement  - 1.4%
State Street Bank
  5.250% due 10/02/95                         $    1,047           $    1,047
                                                                   ----------
    (Dated 09/29/95. Collateralized by
  U.S. Treasury Note 6.625% 03/31/97
  valued at $1,069,818. Repurchase
  proceeds are $1,047,458)

U.S. Treasury Bills  - 2.0%
  5.743% due 10/26/95 - 02/08/96 (d) (e)           1,490                1,477
                                                                   ----------
Total Short-Term Instruments                                           16,185
                                                                   ==========
(Cost $16,184)

TOTAL INVESTMENTS (A) - 103.1%                                     $   75,953
(Cost $75,778)


WRITTEN OPTION (F) - 0.0%                                                 (24)
(Premium $50)


OTHER ASSETS AND LIABILITIES (NET) (G) - (3.1%)                        (2,242)

                                                                   ----------
NET ASSETS - 100.0%                                                $   73,687
                                                                   ==========

NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS):

(a) At September 30, 1995, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there was an excess
    of value over tax cost.                                        $      329

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                                     (154)
                                                                   ----------

    Unrealized appreciation-net                                    $      175
                                                                   ==========

(b) Variable rate security. The rate listed is as of September 30, 1995.

(c) Foreign currency forward contracts outstanding at September 30, 1995:

                       Principal
                         Amount
                     Covered by      Expiration                    Unrealized
Type                   Contract           Month                 Apppreciation
--------------------------------------------------------------------------------
Buy         JY            2,561           10/95                    $        4
Sell        SP           62,108           10/95                             5
                                                                   ----------
                                                                   $        9
                                                                   ==========

(d) Securities with an aggregate market value of $1,477 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1995:


                                                                     Unrealized
Type                                  Contracts                    Appreciation
--------------------------------------------------------------------------------
S & P 500 Index (12/95)                     113                    $          0

(e) Securities are grouped by coupon rate and represent a range of maturities.

StocksPLUS Fund

September 30, 1995 (unaudited)
=============================================================================

(f) Premium received on Written Option:


                                                     Premium         Market
Type                                       Par      Received          Value
---------------------------------------------------------------------------
Put MATIF PIBOR
    Strike @ 93.00 Exp. 12/18/95 FF     90,000     $      50      $      24


(g) Swap agreements outstanding at September 30, 1995:

                                        Notional                 Unrealized
Type                                     Amount                Appreciation
---------------------------------------------------------------------------
Receive total return on S & P 500
Index and pay floating rate based
on 1 month LIBOR

Broker:  Lehman Brothers
Finance, S.A. Exp. 12/30/95          $    10,000                 $      388

Broker:  Morgan Stanley Capital Services
Exp. 3/29/96                              17,500                        446

Broker:  Deutsche Bank AG London
Exp. 12/29/95                             10,000                        391
                                                                 ----------
                                                                 $    1,225
                                                                 ==========

(h) Principal amount denoted in indicated currency:

    C$ - Canadian Dollar
    FF - French Franc
    JY - Japanese Yen
    SP - Spanish Peseta
    IL - Italian Lira

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

September 30, 1995 (unaudited)

                 1. Significant Accounting Policies

                 PIMCO Funds (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end investment management company. The Trust currently consists of 19 separate investment funds (the "Funds"): the Total Return Fund; the Total Return Fund II; the Total Return Fund III; the Low Duration Fund; the Low Duration Fund II; the Low Duration Fund III; the Short-Term Fund; the Long-Term U.S. Government Fund; the Foreign Fund; the Global Fund: the High Yield Fund; the Growth Stock Fund; the StocksPLUS Fund; the VersaSTYLE Equity Fund; the Moderate Duration Fund; the Commercial Mortgage Securities Fund; the Income and Capital Preservation Fund; the Income and Capital Preservation Fund II; and the International Fund (available only to private account clients of PIMCO). The annual reports for the International, VersaSTYLE Equity and Total Return II Funds are provided separately. The Moderate Duration, Commercial Mortgage Securities, Low Duration III, and Income and Capital Preservation Funds had not commenced operations as of September 30, 1995. The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

                 Security Valuation. Portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Foreign currency amounts are converted to U.S. dollars using foreign exchange quotations received from independent dealers. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

                 Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the accretion of discounts and amortization of premiums.

                 Dividends and Distributions to Shareholders. Dividends from net investment income of each Fund except the Growth Stock and StocksPLUS Funds are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income of the Growth Stock and StocksPLUS Funds are declared and distributed to shareholders quarterly. Net long-term capital gains earned by a Fund, if any, will be distributed no less frequently than once each year. Foreign exchange gains or losses on investments and the income generated from such investments, arising from fluctuations of exchange rates of the non-dollar denominated investments relative to the U.S. dollar, are reported to shareholders as income in accordance with the provisions of the Internal Revenue Code.

September 30, 1995 (unaudited)

                 Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

                 Distributions reflected as tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income and accumulated undistributed net realized gains in order to more appropriately conform financial accounting and tax characterizations of dividend distributions.

                 Commencement of Multiclass Operations. On August 23, 1994, each Fund within the PIMCO Funds was authorized to offer investors a choice of two classes of shares, the Institutional Class and the Administrative Class. Each class has equal rights as to assets and voting privileges, while each has exclusive rights with respect to its distribution plan. The Total Return, Low Duration and High Yield Funds commenced multiclass operations on September 7, 1994, December 31, 1994 and January 16, 1995, respectively. None of the other PIMCO Funds had commenced multiclass operations as of September 30, 1995.

                 Income and non-class specific expenses are allocated daily to each class of shares based on the relative value of settled shares as of the beginning of each day. Realized and unrealized capital gains and losses are allocated to each class of shares based on relative net assets as of the beginning of each day adjusted for the prior days capital share activity.

                 Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

                 Futures and Options. Each Fund is authorized to enter into futures contracts and options. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, and the possibility of an illiquid market. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked-to-market based on the option's quoted daily settlement price. Fluctuations in value of such instruments are recorded as unrealized appreciation (depreciation) until terminated at which time realized gains and losses are recognized.

                 Forward Currency Contracts. Each Fund (except the Long-Term U.S. Government, Low Duration II and High Yield Funds) is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The aggregate principal amounts of the contracts for which delivery is anticipated are recorded in the Fund's account, while such amounts are not recorded if the Fund intends to settle the contracts prior to delivery. All commitments are marked-to-market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Trust's financial statements. The Fund records realized gains or losses at the time the forward contract is extinguished by entry into a closing transaction or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

                 Swaps. Each Fund is authorized to enter into interest rate, index and currency exchange swap agreements. PIMCO uses these agreements in order to obtain a desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. The agreements involve elements of credit risk identified as the cost of replacing those agreements for which PIMCO is in a net receivable position in the event of counterparty default.

                 At September 30, 1995, the StocksPLUS Fund was a party to S & P 500 Index swap agreements. The agreements involve the contractual exchange of payments whereby the Fund will receive proceeds based on the total return of the S & P 500 Index and pay an amount based on LIBOR. The differential to be paid or received is recognized daily over the life of the agreement. For the six months ended September 30, 1995, net income of $3,271,236 was derived from the agreements and is included in interest income of the Fund.

                 Short Sales. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. The Fund will realize a gain (incur a loss) if the market price of the security decreases (increases) between the date of the short sale and the date on which the Fund replaces the borrowed security.

                 A Fund may also sell short "against the box" (i.e. the Fund enters into a short sale as described above, while holding an offsetting long position in the security which is sold short). At September 30, 1995, the Foreign and Global Funds were parties to short sales. Included in net unrealized appreciation is unrealized appreciation on short sales of $1,057,277 and $97,883 for the Foreign and Global Funds, respectively.

                 2. Fees, Expenses, And Related Party Transactions

                 Investment Advisory Fee. Pacific Investment Management Company ("PIMCO") serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. Prior to October 1, 1995, the Adviser received a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund as follows: 0.30% of the first $150 million, and 0.25% thereafter (0.45% and 0.40%, respectively, for the StocksPLUS
                 Fund). Effective October 1, 1995, the advisory fee will be 0.25% (0.15% for the Money Market Fund, and 0.40% for the StocksPLUS, Commercial Mortgage Securities and VersaSTYLE Equity Funds).

                 Administration Fee. Pacific Investment Administrative Services Company (the "Administrator"), an affiliate of PIMCO, provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee at the annual rate of 0.10% of the Fund's average daily net assets.

                 Effective October 1, 1995, the Trust adopted a "unified fee structure" whereby PIMCO provides services necessary for the operation of the Funds for a single administrative fee. The new administrative fee is 0.20% for the Money Market and Short-Term Funds, 0.18% for the Total Return and Low Duration Funds, 0.30% for the Global Fund and 0.25% for all other Funds.

                 Expenses. The Trust is responsible for the following expenses:
                 (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees;
                 (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel

September 30, 1995 (unaudited)

                 retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Dual Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act and subject to review and approval by the Trustees. Each unaffiliated Trustee received an annual retainer of $7,000, plus $2,000 for each Board of Trustees meeting attended, plus reimbursement of related expenses. These expenses are allocated to the Funds according to their respective net assets.

                 Expense Offset Arrangement. Fees paid indirectly represent reductions in custody and transfer agent expenses from interest income earned on incidental uninvested cash balances. Such fees have been added to custody and transfer agent fees to reflect total Fund expenses.

                 Expense Limitation. Prior to adoption of the unified fee structure, the Advisor and the Administrator, in the interest of limiting expenses of the Trust, limited the expenses of each Fund, including the advisory and administrative fees, to 0.50% of its average net assets on an annual basis (except the Foreign, Global and StocksPLUS Funds which have an expense limit of 0.65%), excluding distribution fees of 0.25% relating to the Administrative class.

                 Reimbursement of the Adviser or Administrator for fees foregone or other expenses paid by them pursuant to the expense limitation may be made at a later date when a Fund has reached a sufficient asset size; however, no such later payment will be made if that payment would cause the annual expense ratio of a Fund to exceed the amount of the relevant expense limitation. Additionally, no reimbursement of any amount will be made more than four years after a recognition of the reimbursable amount as a contingent liability of a Fund. As of September 30, 1995, all amounts previously foregone by the Adviser and Administrator have been repaid by the Total Return, Low Duration, Low Duration II, Foreign and High Yield Funds. Cumulative unreimbursed amounts for Total Return III, Short-Term, Long-Term U.S. Government, Global, Growth Stock, and the StocksPLUS Funds were $60,284, $8,191, $129,529, $121,544,
                 $29,546, $71,256, and $90,816 respectively, at September 30,
                 1995. These amounts have been waived as a result of the adoption of the unified fee.

                 Related Party Transactions. PIMCO Advisors Distribution Company ("PADCO"), an indirect wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. Under the contract, all expenses relating to the distribution of Trust shares will be paid by the Adviser, the Administrator or PADCO out of past profits and resources which may include fees received by the Adviser or the Administrator.

                 3. Purchases and Sales of Securities

                 Purchases and sales of securities (excluding short-term investments and securities sold short) for the six months ended September 30, 1995 were as follows ($ in thousands):

                                                         U.S. Government/Agency                   All Other
                                                        -------------------------        -------------------------
                                                        Purchases           Sales        Purchases           Sales
                 -------------------------------------------------------------------------------------------------
                 Total Return Fund                     $6,798,475      $5,551,267       $3,291,300      $2,360,776
                 Total Return Fund III                     86,627          64,791           39,980          22,054
                 Low Duration Fund                      2,170,744       1,472,925          428,041         470,374
                 Low Duration Fund II                     114,792          85,244           81,204          38,622
                 Short-Term Fund                            6,129           6,597           90,517          75,022
                 Long-Term U.S. Gov't Fund                 15,795          10,085            5,659           6,414
                 Foreign Fund                              25,313               0        1,361,327       1,235,443
                 Global Fund                               13,323           9,711          398,091         342,986
                 High Yield Fund                           20,508          19,471          219,071         114,467
                 Growth Stock Fund                              0               0            4,040          10,544
                 StocksPLUS Fund                           18,911           4,142           47,435          35,177

                 4. Transactions in Written Call and Put Options

                 Transaction in written call and put options were as follows ($ in thousands):

                                              Total          Total          Low            Low       Short-       Long-Term
                                             Return     Return III     Duration    Duration II        Term       U.S. Gov't
                                           ------------------------------------ Premium -----------------------------------
                 Balance at 3/31/95        $ 41,662       $   402       $ 2,767       $    129      $    139       $    130
                 Sales                       15,379           238         1,320              0            49            103
                 Closing Buys                (7,953)            0             0              0           (50)          (132)
                 Expirations                (25,975)         (355)       (2,774)          (129)            0              0
                 Exercised                  (11,704)         (131)          (94)             0             0              0
                                           --------------------------------------------------------------------------------
                 Balance at 9/30/95        $ 11,409       $   154       $ 1,219       $      0      $    138       $    101
                                           ================================================================================

                                                                                       Growth
                                            Foreign        Global    High Yield         Stock    StocksPLUS
                 -------------------------------------------------------------------------------------------
                                           ----------------------------- Premium ---------------------------
                 Balance at 3/31/95        $    373       $   102       $    50       $      4      $     45
                 Sales                           41            35           167             12            28
                 Closing Buys                     0             0             0             (3)          (23)
                 Expirations                   (174)          (85)         (196)            (6)            0
                 Exercised                        0           (12)            0             (7)            0
                                           -----------------------------------------------------------------
                 Balance at 9/30/95        $    240       $    40       $    21       $      0      $     50
                                           =================================================================

September 30, 1995 (unaudited)

                 5. Shares of Beneficial Interest

                 The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares in thousands):

                                                 Total          Total                         Low          Low
                 Period Ended                   Return         Return         Total      Duration     Duration            Low
                 September 30, 1995             Inst'l          Admin    Return III        Inst'l        Admin    Duration II
                 ------------------------------------------------------------------------------------------------------------
                 Shares sold                   181,014          5,334         1,825        64,205           71          5,726
                 Issued as reinvestment
                   of dividends                 21,669            120           397         7,097            3            629
                 Shares redeemed               (51,652)          (725)         (878)      (65,931)         (44)        (4,141)
                                               -------------------------------------------------------------------------------
                 Net increase                  151,033          4,729         1,344         5,371           30          2,214
                                               ===============================================================================

                                                                                                          High           High
                 Period Ended                             Long-Term                                      Yield          Yield
                 September 30, 1995         Short-Term   U.S. Gov't         Foreign        Global       Inst'l          Admin
                 ------------------------------------------------------------------------------------------------------------
                 Shares sold                     5,319          1,541         3,549         1,925       12,314              0
                 Issued as reinvestment
                   of dividends                    269             85           696           239        1,711              0
                 Shares redeemed                (5,268)          (812)       (5,954)         (263)      (3,188)            (1)
                                            ----------------------------------------------------------------------------------
                 Net increase (decrease)           320            814        (1,709)        1,901       10,837             (1)
                                            ==================================================================================

                 Period Ended                    Growth
                 September 30, 1995               Stock    StocksPLUS
                 ----------------------------------------------------
                 Shares sold                         9          2,510
                 Issued as reinvestment
                   of dividends                      5            197
                 Shares redeemed                  (441)        (1,031)
                                               -----------------------
                 Net increase (decrease)           427          1,676
                                               =======================

                                                   Total          Total                         Low            Low
                 Year or Period                   Return         Return          Total     Duration       Duration            Low
                 Ended March 31, 1995             Inst'l      Admin (a)     Return III       Inst'l      Admin (b)    Duration II
                 -----------------------------------------------------------------------------------------------------------------
                 Shares sold                     311,014            929          4,327      140,563             79          8,010
                 Issued as reinvestment
                   of dividends                   31,143             15            599       11,769              1            900
                 Shares redeemed                (108,135)           (41)        (4,489)    (142,193)            (1)        (5,641)
                                              -----------------------------------------------------------------------------------
                 Net increase                    234,022            903            437       10,139             79          3,269
                                              ===================================================================================

                                                                                                              High           High
                 Year or Period                               Long-Term                                      Yield          Yield
                 Ended March 31, 1995         Short-Term     U.S. Gov't        Foreign       Global         Inst'l      Admin (c)
                 ----------------------------------------------------------------------------------------------------------------
                 Shares sold                      26,893          2,260          6,263        4,460         21,402              4
                 Issued as reinvestment
                   of dividends                      576            125          1,796          590          2,648              -
                 Shares redeemed                 (25,641)        (1,708)       (32,201)      (1,408)       (12,668)             -
                                               ----------------------------------------------------------------------------------

                 Net increase (decrease)           1,828            677        (24,142)       3,642         11,382              4
                                               ==================================================================================

                 Year or Period                   Growth
                 Ended March 31, 1995              Stock     StocksPLUS
                 ------------------------------------------------------
                 Shares sold                          69          2,821
                 Issued as reinvestment
                   of dividends                      102            222
                 Shares redeemed                    (713)          (113)
                                               -------------------------
                 Net increase (decrease)            (542)         2,930
                                               =========================

                 (a) From commencement of operations, September 7, 1994.
                 (b) From commencement of operations, December 31, 1994.
                 (c) From commencement of operations, January 16, 1995.

                 6. Reorganization

                 The Trust entered into an Agreement and Plan of Reorganization with PIMCO Advisors Institutional Funds, another registered open-end investment company, pursuant to which two of its series, the Money Market Fund and PIMCO Managed Bond and Income Fund, transferred all of their respective assets, subject to any liabilities, to the Trust on November 1, 1995. These funds were renamed PIMCO Money Market Fund and PIMCO Total Return Fund II. A non-operational series of the Trust formerly known as the PIMCO Total Return Fund II was liquidated prior to November 1, 1995.

ABOUT THE PIMCO FUNDS


                 Launched in 1987, the PIMCO Funds are no-load, open-end institutional mutual funds designed to provide access to the investment advisory services offered by Pacific Investment Management Company. With a minimum initial investment requirement of $1,000,000, the PIMCO Funds are offered primarily to institutions and high net-worth individuals, although shares of the Funds may also be purchased at lesser minimum initial investments through certain discount brokers.

                 The investment objective of the PIMCO Short-Term and PIMCO Money Market Funds is to seek to obtain maximum current income, consistent with preservation of capital and daily liquidity. The investment objective of the remaining PIMCO Fixed Income Funds is to seek to realize maximum total return, consistent with preservation of capital and prudent investment management. The investment objective of the PIMCO Growth Stock Fund is to seek long-term growth of capital, while that of the PIMCO StocksPLUS Fund is to seek to achieve a total return which exceeds the total return performance of the S&P 500 Index.

                 The following table summarizes the primary characteristics of each of the PIMCO Funds. To receive additional information about the Funds, including a prospectus, please call 1-800-927-4648.

                  ==================================================================================================================
                        Fund                 Duration              Credit Quality                  Primary Investments
                  ==================================================================================================================
                  Total Return               3-6 years            B to Aaa; max 10%        Intermediate maturity fixed income
                                                                      below Baa            securities
                  ------------------------------------------------------------------------------------------------------------------
                                                                                           Same as Total Return Fund, with quality
                  Total Return II            3-6 years               Baa to Aaa            and foreign issuer restrictions
                  ------------------------------------------------------------------------------------------------------------------
                                                                                           Same as Total Return Fund, with
                  Total Return III           3-6 years            B to Aaa; max 10%        prohibitions on firms engaged in socially
                                                                      below Baa            sensitive practices
                  ------------------------------------------------------------------------------------------------------------------
                                                                 B to Aaa; max 10%        Short and intermediate maturity fixed
                  Low Duration               1-3 years               below Baa            income securities
                  ------------------------------------------------------------------------------------------------------------------
                                                                                           Same as Low Duration Fund, with quality
                  Low Duration II            1-3 years                A to Aaa             and foreign issuer restrictions
                  ------------------------------------------------------------------------------------------------------------------
                                                                  B to Aaa; max 10%        Money market instruments and short
                  Short-Term                 0-1 year                 below Baa            maturity fixed income securities
                  ------------------------------------------------------------------------------------------------------------------
                                           (is less than           Min 95% Aaa or
                  Money Market             or equal to)           Prime 1; (is less        Money market instruments
                                              90 days             than or equal to)
                                           dollar-weighted        5% Aa or Prime 2
                                           avg. maturity
                  ------------------------------------------------------------------------------------------------------------------
                  Long-Term                 min 8 years               A to Aaa             Long-term maturity fixed income
                  U.S. Government                                                          securities
                  ------------------------------------------------------------------------------------------------------------------
                                                                  B to Aaa; max 10%        Intermediate maturity foreign fixed
                  Foreign                    3-6 years                below Baa            income securities
                  ------------------------------------------------------------------------------------------------------------------
                                                                  B to Aaa; max 10%        Intermediate maturity U.S. and foreign
                  Global                     3-8 years                below Baa            fixed income securities
                  ------------------------------------------------------------------------------------------------------------------
                                                                  B to Aaa; min 65%        High yield fixed income securities
                  High Yield                 2-6 years                below Baa            ("junk bonds")
                  ------------------------------------------------------------------------------------------------------------------
                                                                                           Common stocks believed to have above-
                  Growth Stock                  n/a                      n/a               market appreciation potential over full
                                                                                           market cycle
                  ------------------------------------------------------------------------------------------------------------------
                                                                  B to Aaa; max 10%        S&P 500 stock index derivatives backed by
                  StocksPLUS                 0-1 year                 below Baa            portfolio of a short-term fixed income
                                                                                           securities
                  ------------------------------------------------------------------------------------------------------------------


Trustees and Officers
  Brent R. Harris  Chairman and Trustee
  Guilford C. Babcock  Trustee
  Vern O. Curtis  Trustee
  Thomas P. Kemp  Trustee
  William J. Popejoy  Trustee
  R. Wesley Burns  President
  Garlin Flynn  Secretary
  John P. Hardaway  Treasurer

Investment Advisor and Administrator
  Pacific Investment Management Company
  840 Newport Center Drive, Suite 360
  Newport Beach, California 92660

Transfer Agent and Custodian
  Investors Fiduciary Trust Company
  127 West 10th Street
  Kansas City, Missouri 64105

Counsel
  Dechert Price & Rhoads
  1500 K Street N.W.
  Washington, D.C. 20005

Independent Accountants
  Price Waterhouse LLP
  1055 Broadway
  Kansas City, MO 64105

                                   P I M C O

                      840 Newport Center Drive, Suite 360
                            Newport Beach, CA 92660
                                (800) 927-4648









This report is submitted for the general information of the shareholders of the PIMCO Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the PIMCO Funds, which contains information covering its investment policies as well as other pertinent information.